                                                       PROSPECTUS -  MAY 1, 1999

Morgan Stanley Dean Witter
                                             SELECT DIMENSIONS INVESTMENT SERIES

                    Morgan Stanley Dean Witter Select Dimensions Investment Series is a mutual fund comprised of 13 separate Portfolios, each with its own distinctive investment objective(s) and policies. The Portfolios are:

The Money Market Portfolio           The Value-Added Market Portfolio
The North American Government        The Growth Portfolio
 Securities Portfolio                The American Opportunities Portfolio
The Diversified Income Portfolio     The Mid-Cap Growth Portfolio
The Balanced Growth Portfolio        The Global Equity Portfolio
The Utilities Portfolio              The Developing Growth Portfolio
The Dividend Growth Portfolio        The Emerging Markets Portfolio

                    Shares of each Portfolio are sold exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they issue. The insurance companies invest in shares of the Portfolios in accordance with instructions received from owners of the applicable life insurance or annuity policy.

                    This PROSPECTUS must be accompanied by a current prospectus for the variable life insurance and/or annuity contracts issued by Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

Eligible Investors        ............................................................                   1
The Portfolios            ............................................................                   2
                          The Money Market Portfolio..................................                   2
                          The North American Government Securities Portfolio..........                   4
                          The Diversified Income Portfolio............................                   7
                          The Balanced Growth Portfolio...............................                  10
                          The Utilities Portfolio.....................................                  13
                          The Dividend Growth Portfolio...............................                  16
                          The Value-Added Market Portfolio............................                  18
                          The Growth Portfolio........................................                  20
                          The American Opportunities Portfolio........................                  22
                          The Mid-Cap Growth Portfolio................................                  24
                          The Global Equity Portfolio.................................                  26
                          The Developing Growth Portfolio.............................                  28
                          The Emerging Markets Portfolio..............................                  30
Additional Investment
Strategy Information      ............................................................                  34
Additional Risk
Information               ............................................................                  35
Portfolio Management      ............................................................                  39
Shareholder Information   ............................................................                  42
                          Pricing Fund Shares.........................................                  42
                          Distributions...............................................                  42
                          Tax Consequences............................................                  42
Financial Highlights      ............................................................                  43

ELIGIBLE INVESTORS

                    Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Fund") is comprised of 13 separate Portfolios (each a "Portfolio"), each with its own distinct investment objective(s) and policies. The Fund is offered exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

                    Shares of each Portfolio are purchased by the life insurance companies at net asset value per share without a sales charge in accordance with instructions received from the owners of the applicable life insurance or annuity contract. Currently, the Fund is offered to the following insurance companies:

 INSURANCE COMPANY              TYPE OF POLICY
-----------------------------------------------------------------------------
                                Certain flexible premium deferred variable
               Hartford Life    annuity contracts and flexible premium
           Insurance Company    variable life insurance policies
-----------------------------------------------------------------------------
                                Certain flexible premium deferred variable
   Hartford Life and Annuity    annuity contracts and flexible premium
           Insurance Company    variable life insurance policies
-----------------------------------------------------------------------------

(Sidebar)
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

YIELD
The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.
(End Sidebar)

THE PORTFOLIOS

THE MONEY MARKET PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Money Market Portfolio seeks high current income, preservation of capital and liquidity. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Portfolio's share price at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

                    The Portfolio's investments include the following money market instruments:

    -      commercial paper and corporate
           obligations --                        rated in one of the two highest rating
                                                 categories by at least two nationally
                                                 recognized rating organizations or, if not
                                                 rated, is of comparable quality;
    -      bank obligations --                   including certificates of deposit of U.S.-
                                                 regulated banks having total assets of $1
                                                 billion or more, and investments secured by
                                                 these obligations;
    -      savings institution obligations --    including certificates of deposit of savings
                                                 banks and savings and loan institutions having
                                                 assets of $1 billion or more;
    -      insured certificates of deposit --    of banks and savings institutions having assets
                                                 of less than $1 billion;
    -      repurchase agreements --              which may be viewed as a type of secured
                                                 lending by the Portfolio; and
    -      U.S. government securities --         issued or guaranteed as to principal by the
                                                 U.S. government, its agencies or its
                                                 instrumentalities.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    Principal risks of investing in the Money Market Portfolio are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

                    The Investment Manager actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities.

(Sidebar)
ANNUAL TOTAL
RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)
                    An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Money Market Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           6.10%
'96            5.07%
'97            5.21%
'98            5.16%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 1.54% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 1.19% (quarter ended June 30, 1996). Year-to-date total return as of March 31, 1999 was 1.12%.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/4/94)
-------------------------------------------------------------------------
 Money Market Portfolio                      5.16%            5.39%
-------------------------------------------------------------------------
 Lipper Variable Annuity Money Market
 Underlying Funds Average(1)                 5.10%            5.19%
-------------------------------------------------------------------------


(1) The Lipper Variable Annuity Money Market Underlying Funds Average tracks the performance of funds that invest in high-quality financial instruments rated in the top two grades (first and second-tier) with dollar-weighted average maturities of less than 90 days and intends to seek to keep net asset value constant.

(Sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(End Sidebar)

THE NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The North American Government Securities Portfolio seeks to earn a high level of current income while maintaining relatively low volatility of principal. There is no guarantee that the Portfolio will achieve this objective.

                    On April 22, 1999, the Fund's Board of Trustees approved the termination of the Portfolio and the substitution of shares of the Portfolio for shares of the Fixed-Income Fund of Morgan Stanley Dean Witter Universal Funds. The substitution will result in shares of the Portfolio being redeemed and automatically invested in shares of the Fixed-Income Fund. The substitution will not be consummated unless authorized by the Securities and Exchange Commission.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The North American Government Securities Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities issued or guaranteed by the United States, Canadian or Mexican governments, their agencies or instrumentalities. These securities are referred to generally as "government securities." In the case of the United States and Canada, a substantial portion of these securities will be mortgage-backed securities. The Portfolio will normally invest at least fifty percent of its assets in U.S. government securities, and no more than twenty-five percent each in Canadian or Mexican government securities.

                    The Portfolio's "Sub-Advisor," TCW Funds Management, Inc., will allocate Portfolio assets among the three countries based on its analysis of market, economic and political conditions in those countries. The Sub-Advisor will consider various factors, such as changes in interest rates and currency exchange rates, to attempt to take advantage of favorable investment opportunities in each country. The Sub-Advisor expects that, under normal circumstances, the weighted average maturity of the Portfolio's investment securities will be no greater than 3 years.

                    MORTGAGE-BACKED SECURITIES. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.


                    OTHER SECURITIES. The Portfolio may invest up to 35% of its assets in securities that are not government securities. This group of securities also will be issued by U.S., Canadian or Mexican issuers and may include corporate debt securities and securities backed by other assets, such as automobile or credit card receivables or home equity loans. They are rated at least Aa by Moody's Investors Services or AA by Standard & Poor's Corporation or, if not rated, determined to be of comparable quality by the Sub-Advisor.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The North American Government Securities Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    MORTGAGE-BACKED SECURITIES. There are particular risks associated with the Portfolio's investment in mortgage-backed securities. For example, these securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    CANADIAN AND MEXICAN SECURITIES. The Canadian debt securities market is significantly smaller than the U.S. debt securities market. In particular, the Canadian mortgage-backed securities market is of recent origin, and, although continued growth is anticipated, is less well developed and less liquid than its U.S. counterpart.

                    Because the Portfolio intends to invest in Mexican debt instruments, investors in the Portfolio should be aware of certain special considerations associated with investing in debt obligations of the Mexican government.

                    The Mexican government has exercised and continues to exercise a significant influence over many aspects of the private sector in Mexico. Mexican government actions concerning the economy could have a significant effect on market conditions and prices and yields of Mexican debt obligations, including those in which the Portfolio invests. Mexico is currently a major debtor nation (among developing countries) to commercial banks and foreign governments.

                    The value of the Portfolio's investments may be affected by changes in oil prices, interest rates, taxation and other political or economic developments in Mexico, including recent rates of inflation which have exceeded the rates of inflation in the
                    U.S. and Canada. The Portfolio can provide no assurance that future developments in the Mexican economy will not impair the Portfolio's investment flexibility, operations or ability to achieve its investment objective.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.

YIELD
The Portfolio's yield reflects the actual income the Portfolio pays to you expressed as a percentage of the Portfolio share price. Because the Portfolio's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Portfolio's yield will vary.
(End Sidebar)
(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the North American Government
                    Securities Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           6.40%
'96            4.35%
'97            5.91%
'98            4.28%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 2.19% (quarter ended September 30, 1997) and the lowest return for a calendar quarter was 0.06% (quarter ended March 31, 1996). Year-to-date total return as of March 31, 1999 was 1.05%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 North American Government Securities
 Portfolio                                   4.28%            5.20%
-------------------------------------------------------------------------
 Lehman Brothers Short (1-5) U.S.
 Government Index(1)                         7.65%            7.85%
-------------------------------------------------------------------------
 Lipper Variable Annuity Global Income
 Underlying Funds Average(2)                 5.15%            8.34%
-------------------------------------------------------------------------

(1) The Lehman Brothers Short (1-5) U.S. Government Index measures the performance of all U.S. Government agency and U.S. Treasury securities with maturities of one to five years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Global Income Underlying Funds Average tracks the performance of funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States, as reported by Lipper Analytical Service.

(Sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(End Sidebar)

THE DIVERSIFIED INCOME PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The Diversified Income Portfolio seeks to provide a high level of current income. As a secondary objective, the Portfolio seeks to maximize total return but only to the extent consistent with its primary objective. There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Diversified Income Portfolio will normally invest at least 65% of its assets in a diversified portfolio of fixed-income securities. The Portfolio's "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., attempts to equally allocate approximately one-third of the Portfolio's assets among three separate groups or market segments of fixed-income securities. The Investment Manager will adjust the Portfolio's assets not less than quarterly to reflect any changes in the relative values of the securities in each group so that following the adjustment the value of the investments in each group will be equal to the extent practicable. The Investment Manager diversifies investments among the groups in an effort to reduce overall portfolio risk -- a general downturn in one group may be offset by a rise in another.

                    The three groups of Portfolio investments include: (1) global short-term securities; (2) mortgage-backed and U.S. Government securities; and (3) high yield securities.

                    (1) GLOBAL SHORT-TERM SECURITIES. The securities in the first group include:


                    - High quality fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or high quality fixed-income securities issued or guaranteed by a foreign government or supranational organization or any of their instrumentalities or fixed-income securities issued by a corporation, all of which are rated in one of the two highest bond rating categories by either Standard & Poor's ("S&P") or Moody's Investors Services ("Moody's") or, if unrated, are determined by the Investment Manager to be of equivalent quality;


                    - Certificates of deposit and bankers' acceptances (a)
                      issued or guaranteed by, or time deposits maintained at, banks and (b) rated in the two highest short-term rating categories by either S&P, Moody's or Duff & Phelps or, if unrated, are determined by the Investment Manager to be of high creditworthiness; and

                    - Commercial paper rated in the two highest short-term
                      rating category by either S&P, Moody's or Duff & Phelps or, if unrated, issued by U.S. or foreign companies having outstanding debt securities rated A or higher by S&P or Moody's.

                    - Each security in this first group will have a short-term maturity remaining (three years or less) when the Portfolio purchases the investment.

                    The Investment Manager will actively manage the Portfolio's assets in this group in accordance with a global market strategy. Consistent with this strategy, the Investment Manager intends to allocate the Portfolio's investments among securities denominated in the currencies of a number of foreign countries and, within each such country, among different types of debt securities.

                    (2) MORTGAGE-BACKED AND U.S. GOVERNMENT SECURITIES. The securities in the second group include:

                    - Fixed-rate and adjustable rate mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers that are rated in the highest bond rating category by Moody's or S&P or, if not rated, are determined to be of comparable quality by the Investment Manager;

                    - U.S. Treasury securities, such as bills, notes, bonds and zero coupon securities (without restrictions as to remaining maturity at time of purchase); and

                    - U.S. Government agency securities, such as discount notes, medium-term notes, debentures and zero coupon securities (without restrictions as to remaining maturity at time of purchase).

                    MORTGAGE-BACKED SECURITIES. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans.

                    (3) HIGH YIELD SECURITIES. The securities in the third group include high yield, high risk fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P or, if not rated, are determined by the Investment Manager to be of comparable quality. Fixed-income securities rated Ba or lower by Moody's or BB or lower by S&P are considered speculative investments, commonly known as "junk bonds." The securities in this group may include both convertible and non-convertible debt securities and preferred stock. They also may include "Rule 144A" securities, which are subject to resale restrictions. The Portfolio does not have any minimum quality rating standard for this group of investments. Thus, the Portfolio may invest in fixed-income securities that may already be in default on payment of interest or principal.

                    FORWARD CURRENCY CONTRACTS. The Portfolio may invest in forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

                    OTHER SECURITIES. The Portfolio may invest up to 20% of its assets in common stocks. The Portfolio may acquire stock, among other ways, directly or upon exercise of warrants attached to other securities.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Diversified Income Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)
                    MORTGAGE-BACKED SECURITIES. There are particular risks associated with the Portfolio's investment in mortgage-backed securities. For example, these securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.
                    HIGH YIELD SECURITIES. The Portfolio's investments in high yield securities, commonly known as "junk bonds," pose significant risks.
                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Diversified Income Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995           6.96%
'96            9.54%
'97            8.32%
'98            4.22%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 3.42% (quarter ended September 30, 1997) and the lowest return for a calendar quarter was 0.12% (quarter ended March 31, 1997). Year-to-date total return as of March 31, 1999 was -1.15%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Diversified Income Portfolio                4.22%            7.18%
-------------------------------------------------------------------------
 Lehman Brothers Government/Corporate
 Intermediate Bond Index(1)                  8.44%            8.75%
-------------------------------------------------------------------------
 Lipper Variable General Bond Underlying
 Funds Average(2)                            4.82%            9.67%
-------------------------------------------------------------------------

(1) The Lehman Brothers Government/Corporate Intermediate Bond Index tracks the performance of government and corporate bonds, including U.S. Government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of 1 to 10 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity General Bond Underlying Funds Average tracks the performance of variable funds that do not have any quality or maturity restrictions and intend to keep the bulk of assets in corporate and government debt issues, as reported by Lipper Analytical Services.

(Sidebar)
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
(End Sidebar)

THE BALANCED GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Balanced Growth Portfolio seeks to provide capital growth with reasonable current income. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Balanced Growth Portfolio will normally invest at least
                    60% of its assets in a diversified portfolio of common stocks, at least 25% in fixed-income securities, and its remaining assets in money market securities. Within these limitations, the Portfolio may hold whatever proportion of these investments its "Investment Manager," Morgan Stanley
                    Dean Witter Advisors Inc., believes desirable based on the Investment Manager's assessment of business, economic and investment conditions.

                    The three groups of Portfolio investments in more detail include:

                    (1) COMMON STOCKS. The Portfolio invests in common stocks, and securities convertible into common stocks, of companies that have a record of paying dividends and, in the Investment Manager's opinion, have the potential for increasing dividends. These investments may include foreign securities that are listed in the U.S. on a national securities exchange.

                    (2) FIXED-INCOME SECURITIES. The Portfolio's fixed-income securities (including zero coupon securities) are limited to investment grade corporate securities such as bonds and notes, and U.S. Government securities. The U.S. Government securities may include:

                    - U.S. Treasury notes and bonds, all of which are direct
                      obligations of the U.S. Government.

                    - Securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                    - Securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

                    - Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Home Loan Banks.

                    (3) MONEY MARKET SECURITIES. The money market securities in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Balanced Growth Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

                    FIXED-INCOME, INCLUDING MONEY MARKET, SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Portfolio's investment securities to fall substantially.

                    MORTGAGE-BACKED SECURITIES. There are particular risks associated with the Portfolio's investment in mortgage-backed securities. For example, these securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Balanced Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          22.86%
'96           13.54%
'97           17.87%
'98           14.41%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 12.45% (quarter ended June 30, 1997 ) and the lowest return for a calendar quarter was -7.84% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 2.27%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Balanced Growth Portfolio                  14.41%           16.65%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index(2)     8.69%            9.95%
-------------------------------------------------------------------------
 Lipper Variable Annuity Balanced
 Underlying Funds Average(3)                14.79%           17.30%
-------------------------------------------------------------------------

(1) The Standard & Poor's-Registered Trademark- 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lehman Brothers Aggregate Bond Index tracks the performance of all U.S. Government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities and asset-backed securities. The Index does not include any expenses, fees or charges. The Index in unmanaged and should not be considered an investment.
(3) The Lipper Variable Annuity Balanced Underlying Funds Average tracks the performance of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%, as reported by Lipper Analytical Services.

(Sidebar)
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
(End Sidebar)

THE UTILITIES PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Utilities Portfolio seeks to provide current income and long-term growth of income and capital, by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. There is no guarantee that the Portfolio will achieve this objective.


                    On April 22, 1999, the Board of Trustees of the Fund unanimously recommended that the Portfolio's shareholders approve changing the Portfolio's investment objective to:
                    "seek both capital appreciation and current income." This change would have the effect of (i) eliminating long-term growth of income as an objective of the Portfolio and (ii) permitting the Portfolio to invest primarily in the entire utilities industry, as opposed to the more limited PUBLIC utilities industry.


                    If the Portfolio's shareholders approve this change (a special shareholders' meeting to consider the change has been scheduled for August 4, 1999), then conforming changes would also be made to the Portfolio's principal investment strategies. Of course, we will provide you with details of these changes, if and when they become effective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Utilities Portfolio will normally invest at least 65% of its assets in the securities of companies engaged in the public utilities industry. These companies are involved in various aspects of the industry, such as communications, and gas and electric energy; but they do not include public broadcasting companies. A company will be considered engaged in the public utilities industry if it derives at least 50% of its revenues from that industry or it devotes at least 50% of its assets to activities in that industry.


                    The Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will shift the Portfolio's assets between different segments of the utilities industry and between common stock, other equity securities and investment grade fixed-income securities based on its view of prevailing market, economic and financial conditions. In selecting common stock and other equity securities, the Investment Manager considers earnings and dividend growth, book value, dividend discount and price/earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. Computer-based equity selection models also may be used. If the Investment Manager believes favorable conditions for capital growth of equity securities are not prevalent at a particular time, it may allocate the Portfolio's assets predominantly or exclusively to debt securities with the aim of obtaining current income and thus benefitting long-term growth of capital.

                    The Portfolio may also invest up to 10% of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Utilities Portfolio's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    UTILITIES INDUSTRY. The Portfolio's investments in the utilities industry are impacted by a host of risks particular to that industry. Changing regulation constitutes one of the key industry-specific risks for the Portfolio. State and other regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors. Regulatory authorities also may restrict a company's access to new markets, thereby diminishing the company's long-term prospects. Individual sectors of the utility market are subject to additional risks. For example, telecommunications companies have been affected by technological development leading to increased competition, as well as changing regulation of local and long-distance telephone service and other telecommunications businesses. Certain telecommunications companies have not benefitted from the new competitive climate.

                    Electric utilities may be burdened by unexpected increases in fuel and other operating costs. They are also adversely affected when long-term interest rates rise. Long-term borrowings are used to finance most utility investment, and rising interest rates lead to higher financing costs and reduced earnings. There are also the considerable costs associated with environmental compliance, nuclear waste clean-up, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

                    Among gas companies, there has been a move to diversify into oil and gas exploration and development, making investment return more sesitive to energy prices. In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, with little potential for growth.

                    COMMON STOCKS AND OTHER EQUITY SECURITIES. A principal risk of investing in the Portfolio is associated with its common stock and other equity security investments. In general, stock and other equity security values fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the prices of the Portfolio's investment securities to fall substantially.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Utilities Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          28.05%
'96            8.48%
'97           26.45%
'98           22.23%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.17% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -5.98% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 1.43%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Utilities Portfolio                        22.23%           20.44%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Lipper Variable Annuity Utility
 Underlying Funds Average(2)                18.61%           20.12%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Utility Underlying Funds Average tracks the performance of funds which invest 65% of their equity portfolio in utility shares, as reported by Lipper Analytical Services.

(Sidebar)
GROWTH & INCOME
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
(End Sidebar)

THE DIVIDEND GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Dividend Growth Portfolio will normally invest at least
                    70% of its assets in common stocks of companies with a record of paying dividends and the potential for increasing dividends. The Portfolio's "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., initially employs a quantitative screening process in an attempt to develop a number of common stocks which are undervalued and which have a record of paying dividends. The Investment Manager then applies qualitative analysis to determine which stocks it believes have the potential to increase dividends and, finally, to determine whether any of the stocks should be added to the Portfolio.

                    The Portfolio may also invest up to 30% of its assets in convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and investment grade fixed-income securities (including zero coupon securities). The Portfolio also may invest any amount of its assets in foreign securities (including depository receipts) that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Dividend Growth Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Dividend Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          40.13%
'96           24.49%
'97           26.12%
'98           19.73%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 15.33% (quarter ended June 30, 1997 and the lowest return for a calendar quarter was -6.91% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 0.75%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Dividend Growth Portfolio                  19.73%           26.33%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Lipper Variable Annuity Growth and
 Income Underlying Funds Average(2)         16.37%           23.75%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth and Income Underlying Funds Average tracks the performance of funds which combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends, as reported by Lipper Analytical Services.

(Sidebar)
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
(End Sidebar)

THE VALUE-ADDED MARKET PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Value-Added Market Portfolio seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Value-Added Market Portfolio will invest, on an "equally-weighted basis," in a diversified portfolio of common stocks represented in the Standard &
                    Poor's-Registered Trademark- 500 Composite Stock Price
                    Index. The S&P 500 represents 500 widely held companies mostly listed on the New York Stock Exchange. The Portfolio generally invests in each stock included in the S&P 500 in equal proportion, referred to as an "equally-weighted basis." This approach differs from the S&P 500 because stocks in the S&P 500 are represented in portion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 45% of the S&P 500's value; however, these same 50 companies represent roughly 10% of the Portfolio's value
                    (approximately 0.20% of the Portfolio's value each). The
                    Portfolio may invest in foreign securities represented in the S&P 500.

                    The Portfolio's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., believes that an equal-weighting approach may benefit the Portfolio since a specific company or industry selection, even with a broad-based index such as the S&P 500, may not achieve superior performance. The Investment Manager will adjust the Portfolio's investment securities at least quarterly to maintain an approximately equal-weighting.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Value-Added Market Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock value fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely.

                    Unlike many mutual funds, the Portfolio is not actively "managed." Therefore, the Portfolio generally would not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed from the S&P 500. In addition, the Investment Manager does not expect the Portfolio's performance to track the performance of the S&P 500 because the Portfolio uses an equally-weighted approach while the S&P 500 uses a market-capitalization approach. The Investment Manager may eliminate one or more securities (or elect not to increase the Value-Added Market Portfolio's position in such securities) in certain circumstances.

                    The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Value-Added Market Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          27.14%
'96           17.78%
'97           26.12%
'98           12.19%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.09% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.80% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 1.16%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Value-Added Market Portfolio               12.19%           19.65%
-------------------------------------------------------------------------
 S&P 500 Index (1)                          28.58%           29.04%
-------------------------------------------------------------------------
 Lipper Variable Annuity Growth and
 Income Underlying Funds Average(2)         16.37%           23.75%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth and Income Underlying Funds Average tracks the performance of funds which combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends, as reported by Lipper Analytical Services.

(Sidebar)
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
(End Sidebar)

THE GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Growth Portfolio seeks long-term growth of capital.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Growth Portfolio will normally invest at least 65% of its assets in common stocks and convertible securities primarily in companies having stock market values or capitalizations of at least $1 billion. The Portfolio's
                    "Sub-Advisor," Morgan Stanley Dean Witter Investment
                    Management Inc., invests the Portfolio's assets by pursuing its "equity growth" philosophy. That strategy involves a process that seeks to identify companies that exhibit strong or accelerating earnings growth.

                    The Sub-Advisor emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. The Sub-Advisor anticipates that the Portfolio will invest in a relatively limited number of companies, although the Sub-Advisor continuously monitors up to 250 companies for possible investment. There is no minimum rating or quality requirements with respect to the convertible securities in which the Portfolio may invest. Up to 25% of the Portfolio's assets may be invested in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Growth Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

                    Portfolio investments may include securities of medium-sized and small companies that involve greater risk than is customarily associated with investing in more established companies. Often, medium-sized and small companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Their securities may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Growth Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          13.29%
'96           23.56%
'97           23.07%
'98           13.22%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 22.27% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -16.28% (quarter ended September 30 1998). Year-to-date total return as of March 31, 1999 was 7.25%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Growth Portfolio                           13.22%           17.69%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Lipper Variable Annuity Growth
 Underlying Funds Average(2)                24.94%           25.46%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth Underlying Funds Average tracks the performance of funds which normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices, as reported by Lipper Analytical Services.

(Sidebar)
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
(End Sidebar)

THE AMERICAN OPPORTUNITIES PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The American Opportunities Portfolio (formerly known as the
                    American Value Portfolio) seeks long-term capital growth consistent with an effort to reduce volatility. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The American Opportunities Portfolio will normally invest at least 65% of its assets in a diversified portfolio of common stocks. The Portfolio's "Investment Manager," Morgan Stanley
                    Dean Witter Advisors Inc., invests in industries that it believes have attractive earnings growth potential. The
                    Investment Manager utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

                    SECTOR ROTATION. The Investment Manager will utilize a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish this task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles. Once attractive industries are identified, individual companies that represent these industries are selected using criteria including new product cycles, market dominance, business model strength and valuation measures.

                    The Portfolio also may invest up to 35% of its assets in convertible debt and preferred securities; fixed income securities (including zero coupon bonds) such as U.S. government securities and investment grade corporate debt securities; and foreign securities (including depository receipts).

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The American Opportunities Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. The Portfolio's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

                    The Portfolio may invest in medium and small-sized companies, as well as large, more established companies. Investing in securities of small and medium-sized growth companies involves greater risk than is customarily associated with investing in more established companies. These stocks may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest risk.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the American Opportunities Portfolio.
                    The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          38.95%
'96           12.95%
'97           31.93%
'98           30.78%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.37% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -7.19% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 9.85%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 American Opportunities Portfolio           30.78%           27.40%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Lipper Variable Annuity Growth
 Underlying Fund Average(2)                 24.94%           25.46%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth Underlying Funds Average tracks the performance of funds which normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices, as reported by Lipper Analytical Services.

(Sidebar)
CAPITAL GROWTH

An investment objective
having the goal of
selecting securities with
the potential to rise in
price rather than pay
out income.
(End Sidebar)

THE MID-CAP GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Mid-Cap Growth Portfolio seeks long-term capital growth.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Mid-Cap Growth Portfolio will normally invest at least
                    65% of its assets in a diversified portfolio of domestic and foreign equity securities of "mid-cap" companies. A mid-cap company's market value or capitalization generally is between $250 million to $5 billion. The Portfolio's
                    "Investment Manager," Morgan Stanley Dean Witter Advisors
                    Inc., seeks to identify companies whose prospects are attractive on the basis of valuation screens and prospective company fundamentals. Those companies which the Investment
                    Manager believes to be attractive investments are finally selected for inclusion in the Portfolio.
                    The Portfolio also may invest a portion of its assets in investment grade fixed-income securities, including convertible securities, in an effort to moderate extremes of price fluctuation. The Investment Manager will determine the appropriate asset allocation between equity and fixed-income investments based upon its evaluation of economic and market conditions. Up to 35% of the Portfolio's assets may be invested in U.S. Government securities and investment grade corporate debt securities, or equity securities of non-mid-cap companies. The Portfolio also may invest up to 35% of its assets in foreign securities.

                    On April 22, 1999, the Fund's Board of Trustees unanimously recommended that the Portfolio's shareholders approve (at their meeting scheduled for August 4, 1999) the Investment Manager's retention of a "Sub-Advisor," TCW Funds Management, Inc., to sub-advise the Portfolio. In that capacity, the Sub-Advisor would manage the Portfolio's assets under the Investment Manager's supervision. If the Portfolio's shareholders approve the retention of the Sub-Advisor, changes to certain of the Portfolio's principal investment strategies will be implemented to accommodate the Sub-Advisor's proposed investment approach to managing the Portfolio. Of course, we will provide you with details of these changes, if and when they become effective.


ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Mid-Cap Growth Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Investing in securities of medium-sized companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium-sized companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Their securities may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied over the past calendar year.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)
                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.
                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.
                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Mid-Cap Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           5.67%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 23.96% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -22.12% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 5.06%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 1/21/97)
-------------------------------------------------------------------------
 Mid-Cap Growth Portfolio                    5.67%           10.98%
-------------------------------------------------------------------------
 S&P 400 Index(1)                           19.11%           24.38%
-------------------------------------------------------------------------
 Lipper Variable Annuity Mid-Cap Growth
 Underlying Funds Average(2)                19.30%           17.39%
-------------------------------------------------------------------------

(1) The Standard & Poor's Midcap 400 Index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Mid-Cap Growth Underlying Funds Average tracks the performance of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase, as reported by Lipper Analytical Services.

(Sidebar)
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in price and pay out income.
(End Sidebar)

THE GLOBAL EQUITY PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Global Equity Portfolio seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Global Equity Portfolio will normally invest at least
                    65% of its assets in common stocks and other equity securities of companies located in various countries around the world. The Portfolio's "Investment Manager," Morgan
                    Stanley Dean Witter Advisors Inc., will maintain a flexible investment policy and invest in a diversified portfolio of securities based on a worldwide investment strategy.
                    However, the Portfolio's assets normally will be invested in at least three separate countries. Portfolio investments generally will be those with a record of paying dividends and the potential for increasing dividends. The Investment
                    Manager will shift the percentage of assets invested in particular geographical regions based on its view of market, economic and political conditions.

                    In addition to equity securities, the Portfolio may invest in bonds and other investment grade fixed-income securities.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Global Equity Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the prices of the Portfolio's investment securities to fall substantially.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Investment Manager is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Global Equity Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          13.76%
96            11.43%
97             8.66%
98            15.11%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.98% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.31% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 2.14%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Global Equity Portfolio                    15.11%           11.69%
-------------------------------------------------------------------------
 Morgan Stanley Capital International
 World Index(1)                             24.80%           17.89%
-------------------------------------------------------------------------
 Lipper Variable Annuity Global
 Underlying Funds Average(2)                16.19%           15.43%
-------------------------------------------------------------------------

(1) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The Index does not reflect the deduction of any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Global Underlying Funds Average tracks the performance of funds which invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well, as reported by Lipper Analytical Services.

(Sidebar)
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
(End Sidebar)
THE DEVELOPING GROWTH PORTFOLIO
ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Developing Growth Portfolio seeks long-term capital
                    growth. There is no guarantee that the Portfolio will
                    achieve this objective.
ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Developing Growth Portfolio will normally invest at
                    least 65% of its assets in common stocks and other equity
                    securities of companies that the Portfolio's "Investment
                    Manager," Morgan Stanley Dean Witter Advisors Inc., believes have the potential to grow much more rapidly than the
                    economy. The Portfolio will invest primarily in smaller and medium-sized companies. The Investment Manager focuses its securities selection upon a diversified group of emerging
                    growth companies that have moved beyond the difficult and
                    extremely risky start-up phase and show positive earnings
                    with the prospects of achieving significant further profit gains in at least the next two-to-three years. The
                    proportion of the Portfolio's assets invested in particular industries will shift in accordance with the Investment
                    Manager's views of the market, economy and political
                    conditions.
                    The Portfolio may invest up to 35% of its assets in (a)
                    fixed-income securities issued or guaranteed by the United
                    States government, its agencies or instrumentalities, and
                    (b) corporate debt securities rated Baa or better by Moody's
                    Investors Service or BBB or better by Standard & Poor's or, if not rated, judged to be of comparable quality by the
                    Investment Manager. Up to 10% of the Portfolio's assets may be invested in foreign securities (including depository
                    receipts). This percentage limitation, however, does not
                    apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.
ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Developing Growth Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

                    Investing in securities of medium-sized and small companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium-sized and small companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Their securities may be more volatile and have returns that vary, sometimes significantly, from overall stock market.

                    FIXED-INCOME SECURITIES. The Portfolio's investment in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    The Portfolio is not limited as to the maturities of the securities in which it may invest. Thus, a risk in the general level of interest rates may cause the prices of the Portfolio's investment securities to fall substantially.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)
                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    OTHER RISKS. The performance of the Portfolio also will
                    depend on whether the Investment Manager is successful in
                    pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.
ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Developing Growth Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          51.26%
'96           12.95%
'97           13.77%
'98            9.04%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.15% (quarter ended December 31, 1998 ) and the lowest return for a calendar quarter was -20.41% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 5.87%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Developing Growth Portfolio                 9.04%           20.34%
-------------------------------------------------------------------------
 S&P 500 Index(1)                           28.58%           29.04%
-------------------------------------------------------------------------
 Russell 2000 Index(2)                      -2.55%           15.98%
-------------------------------------------------------------------------
 Lipper Variable Annuity Small-Cap
 Underlying Funds Average(3)                 1.48%           17.09%
-------------------------------------------------------------------------

(1) The Standard & Poor's 500-Registered Trademark- Composite Stock Price Index is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Russell 2000 Index is a capitalization weighted index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The performance of the Index does not include any expenses or fees. The Index is unmanaged and should not be considered an investment.
(3) The Lipper Variable Annuity Small-Cap Underlying Funds Average tracks the performance of funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase, as reported by Lipper Analytical Services.

(Sidebar)
CAPITAL APPRECIATION
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
(End Sidebar)

THE EMERGING MARKETS PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The Emerging Markets Portfolio seeks long-term capital appreciation. There is no guarantee that the Portfolio will achieve this objective.
                    On April 22, 1999, the Fund's Board of Trustees approved the termination of the Portfolio and the substitution of shares of the Portfolio for shares of the Emerging Markets Equity
                    Fund of Morgan Stanley Dean Witter Universal Funds. The substitution will result in shares of the Portfolio being redeemed and automatically invested in shares of the Emerging Markets Equity Fund. The substitution will not be consummated unless authorized by the Securities and Exchange
                    Commission.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Emerging Markets Portfolio will normally invest at least
                    65% of its assets in common stocks and other equity securities of companies in emerging markets. Each of these companies is: organized in an emerging market country;
                    derives at least fifty percent of its revenues from goods produced or sold, investments made, or services performed in emerging markets; maintains at least fifty percent of its assets in emerging market countries; or has securities that are traded principally on a stock exchange in an emerging market country. Presently, there are approximately 158 countries considered to be emerging market countries.

                    The Portfolio's "Sub-Advisor," TCW Funds Management, Inc., utilizes a top-down/ bottom-up approach. The Sub-Advisor begins with an evaluation of the country in which the proposed investment is to be made. Following the country level review, the Sub-Advisor conducts a fundamental analysis of securities, industries and companies, including consideration of liquidity, market capitalization, financial position, relative competitive position, together with overall growth prospects. The Portfolio's assets will be allocated among emerging market countries in accordance with the Sub-Advisor's view of best investment opportunities; however, the Portfolio will normally invest in at least five emerging market counties.

                    The Portfolio may invest at least 35% of its assets in fixed-income securities of government and corporate issuers located in emerging market countries, and equity and fixed-income securities of issuers in developed countries.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Emerging Markets Portfolio's share price will fluctuate with changes in the market value of the Portfolio's portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

                    COMMON STOCKS. A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

                    FOREIGN SECURITIES. The Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    EMERGING MARKET COUNTRIES. Investing in securities of emerging market countries involves certain risks, and special considerations that are not typically associated with investing in securities of U.S. companies or issuers located in foreign developed countries.

                    The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many emerging securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

                    In addition, emerging market countries' exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher on foreign markets than in the U.S. Thus, the Portfolio's operating expenses are expected to be higher than those of mutual funds investing primarily in domestic or other more established market regions. Also, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Portfolio trades effected in such markets. Inability to dispose of securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments.

                    Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Social, political and economic instability could significantly disrupt the principal financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

                    Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Trading in sovereign debt involves a high degree of risk, since the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest of the debt obligations when they become due, due to factors such as debt service burden, political constraints, cash flow situation and other national economic factors. As a result, governments of emerging market countries may default on their sovereign debt, which may require holders of sovereign debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. At times certain emerging market countries have declared moratoria on the payment of principal and/or interest on external debt.

                    The governments of some emerging market countries, to varying degrees, have been engaged in programs of selling part or all of their stakes in government-owned or government-controlled enterprises -- referred to as "privatizations." The Sub-Advisor believes that privatizations may offer investors opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain emerging market countries, the ability of foreign investors, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that privatization programs will continue or be successful.

                    Most emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

                    Many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated may have a detrimental impact on the Portfolio.

                    As a result of the absence of established securities markets and publicly-owned corporations in certain emerging market countries, as well as restrictions on direct investment by foreign entities, the Portfolio may be able to invest in such countries solely or primarily through depository receipts or similar securities and government approved investment vehicles. For example, due to Chile's current investment restrictions (in most cases capital invested directly in Chile cannot be repatriated for at least one year), the Portfolio's investments in Chile primarily will be through investment in depository receipts and established Chilean investment companies not subject to repatriation restrictions.

                    FIXED-INCOME SECURITIES. The Portfolio's investments in fixed-income securities are subject to two types of risk: credit risk and interest rate risk.

                    OTHER RISKS. The performance of the Portfolio also will depend on whether the Sub-Advisor is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 4 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the risks of investing in the Emerging Markets Portfolio. The
                    Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995          -0.57%
'96           17.69%
'97            1.27%
'98          -29.03%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 14.33% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -22.28% (quarter ended September 30, 1998). Year-to-date total return as of March 31, 1999 was 8.34%.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR
YEAR)
-------------------------------------------------------------------------
                                                        LIFE OF PORTFOLIO
                                          PAST 1 YEAR    (SINCE 11/9/94)
-------------------------------------------------------------------------
 Emerging Markets Portfolio                 -29.03%          -3.96%
-------------------------------------------------------------------------
 International Finance Corporation
 Investable Emerging Markets Total
 Returns Index(1)                           -22.02%          -12.41%
-------------------------------------------------------------------------
 Lipper Variable Annuity Emerging Market
 Underlying Funds Average(2)                -28.34%          -7.95%
-------------------------------------------------------------------------

(1) The International Finance Corporation Investable Emerging Markets Total Returns Index (IFCI) is designed to measure more precisely the returns foreign portfolio investors might receive from investing in baskets of stocks that were legally and practically available to them in the emerging markets of Latin America, East Asia, South Asia, Europe, the Mideast and Africa. The Index does not include any expense, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Emerging Market Underlying Funds Average tracks the performance of funds which seek long-term capital appreciation by investing at least 65% of their equity portfolio in emerging market shares, as reported by Lipper Analytical Services.

ADDITIONAL INVESTMENT STRATEGY INFORMATION

                    This section provides additional information concerning each Portfolio's principal strategies.

                    INVESTMENT DISCRETION. In pursuing each Portfolio's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis - and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others. The Sub-Advisors -- TCW Funds Management and Morgan Stanley Dean Witter Investment Management -- have a similar degree of discretion.

                    DEFENSIVE INVESTING. Each Portfolio (other than the Money Market Portfolio) may take temporary "defensive" positions in attempting to respond to adverse market conditions. Each Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager or its Sub-Advisor, as the case may be, believes it advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit of an upswing in the market.

                    INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations or changes in assets will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

                    PORTFOLIO TURNOVER. Each Portfolio's turnover rate is not expected to exceed the following respective percentages annually under normal circumstances.

 The North American Government Securities
 Portfolio                                               100%
---------------------------------------------------------------
 The Diversified Income Portfolio
                                                         200%
---------------------------------------------------------------
 The Balanced Growth Portfolio
                                                         150%
---------------------------------------------------------------
 The Utilities Portfolio
                                                         100%
---------------------------------------------------------------
 The Dividend Growth Portfolio
                                                         100%
---------------------------------------------------------------
 The Value-Added Market Portfolio
                                                          50%
---------------------------------------------------------------
 The Growth Portfolio
                                                         100%
---------------------------------------------------------------
 The American Opportunities Portfolio
                                                         300%
---------------------------------------------------------------
 The Mid-Cap Growth Portfolio
                                                         150%
---------------------------------------------------------------
 The Global Equity Portfolio
                                                         100%
---------------------------------------------------------------
 The Developing Growth Portfolio
                                                         200%
---------------------------------------------------------------
 The Emerging Markets Portfolio
                                                         150%
---------------------------------------------------------------

                    A high turnover rate will increase a Portfolio's brokerage costs. It may also increase a Portfolio's capital gains, which will be passed along to Portfolio shareholders as distributions.

ADDITIONAL RISK INFORMATION

                    This section provides additional information regarding the principal risks of investing in the Portfolios.

                    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, governmental entity, or the FDIC.

                    YEAR 2000. Each Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Sub-Advisor, the Fund's other service providers and the markets and individual and governmental issuers in which the Portfolios invest do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund and the Portfolios, the Investment Manager, the Sub-Advisor and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected. Moreover, issuers in emerging markets may have greater year 2000-related problems.

                                              *  *  *

                    The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

                    FIXED-INCOME SECURITIES. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) Accordingly, a rise in the general level of interest rates may cause the price of a Portfolio's fixed-income securities to fall substantially. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                               HOW INTEREST RATES AFFECT BOND PRICES

                                              PRICE PER $1,000 OF A BOND IF
                                                     INTEREST RATES:
                                          -------------------------------------
                                              INCREASE            DECREASE
                                          -----------------   -----------------
 BOND MATURITY                  COUPON      1%        2%        1%        2%
-------------------------------------------------------------------------------
 1 year                            N/A    $ 1,000   $ 1,000   $ 1,000   $ 1,000
-------------------------------------------------------------------------------
 5 years                          4.25%   $   967   $   934   $ 1,038   $ 1,076
-------------------------------------------------------------------------------
 10 years                         4.75%   $   930   $   867   $ 1,074   $ 1,155
-------------------------------------------------------------------------------
 30 years                         5.25%   $   865   $   756   $ 1,166   $ 1,376
-------------------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1998. The table is not representative of price changes for mortgage-backed securities principally because of prepayments, and it is not representative of junk bonds. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce a Portfolio's yield, increase the volatility of the Portfolio and/ or cause a decline in net asset value. Certain mortgage-backed securities in which a Portfolio may invest may be more volatile and less liquid than other traditional types of debt securities.

                    JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

                    SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

                    FOREIGN SECURITIES. Foreign securities (including depository receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, a Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

                    The foreign securities in which certain of the Portfolios may invest may be issued by companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries.

                    Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities the Fund may purchase are presently unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by a Portfolio.

                    SMALL & MEDIUM CAPITALIZATION COMPANIES. A Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of a Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on a Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for a Portfolio to obtain market quotations based on actual trades, for purposes of valuing a Portfolio's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of a Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Investment Manager's predictions of movements in the direction of the stock, bond, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Investment Manager employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and may involve a significant risk.


                    REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

(Sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, has more than $129.2 billion in assets under management or administration as of March 31, 1999.
(End Sidebar)

PORTFOLIO MANAGEMENT

                    Morgan Stanley Dean Witter Advisors Inc. is the Investment Manager to each Portfolio. Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the North American Government Securities, Emerging Markets, and Growth Portfolios) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.


                    Each of the North American Government Securities, Emerging Markets, and Growth Portfolios has retained the Investment Manager to supervise the investment of its assets. The Investment Manager has, in turn, contracted with TCW Funds Management Inc. as "Sub-Advisor" to invest the North American Government Securities Portfolio and the Emerging Markets Portfolio's assets, including the placing of orders for the purchase and sales of investment securities. TCW Funds Management, Inc., together with its affiliated companies, manages more than $50 billion primarily for institutional investors. It is a wholly-owned subsidiary of The TCW Group, Inc., and its main business address is 865 South Figueroa Street, Suite 1800, Los Angeles California 90017.



                    The Investment Manager also has contracted with Morgan Stanley Dean Witter Investment Management Inc. as "Sub-Advisor" to invest the Growth Portfolio's assets, including the placing of orders for the purchase and sale of investment securities. Morgan Stanley Dean Witter Investment Management Inc., together with its institutional investment management affiliates, manages more than $150 billion primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals. It also is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, New York.


                    As noted above, it is currently proposed that the Investment Manager retain TCW Funds Management, Inc. as "Sub-Advisor" to manage the Mid-Cap Growth Portfolio's assets including the placing of orders for the purchase and sale of investment securities. As compensation for these services, the Investment Manager would pay the Sub-Advisor 40% of the fee that the Investment Manager accrues from the Portfolio.

                    Each Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to each Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the

                    Portfolio's average daily net assets. For the fiscal year ended December 31, 1998 each Portfolio accrued total compensation to the Investment Manager as set forth in the following table.

                                                    MANAGEMENT FEES AS A
                                                       PERCENTAGE OF
                                                          AVERAGE
 PORTFOLIO                                            DAILY NET ASSETS
------------------------------------------------------------------------
 The Money Market Portfolio                                0.50%
------------------------------------------------------------------------
 The North American Government Securities
 Portfolio                                                0.65%(1)
------------------------------------------------------------------------
 The Diversified Income Portfolio                          0.40%
------------------------------------------------------------------------
 The Balanced Growth Portfolio(2)                          0.62%
------------------------------------------------------------------------
 The Utilities Portfolio                                   0.65%
------------------------------------------------------------------------
 The Dividend Growth Portfolio(3)                          0.60%
------------------------------------------------------------------------
 The Value-Added Market Portfolio                          0.50%
------------------------------------------------------------------------
 The Growth Portfolio(4)                                  0.80%(1)
------------------------------------------------------------------------
 The American Opportunities Portfolio(5)                   0.62%
------------------------------------------------------------------------
 The Mid-Cap Growth Portfolio(5)                             0
------------------------------------------------------------------------
 The Global Equity Portfolio                               1.00%
------------------------------------------------------------------------
 The Developing Growth Portfolio                           0.50%
------------------------------------------------------------------------
 The Emerging Markets Portfolio                           1.25%(1)
------------------------------------------------------------------------


(1) 40% of the Investment Manager's compensation is paid to the Portfolio's Sub-Advisor.
(2) Effective March 2, 1998, the investment management fee was reduced to 0.60% of the Portfolio's average daily net assets. Previously the fee had been 0.75% of the Portfolio's average daily net assets.
(3) Effective May 1, 1999, the investment management fee was reduced to 0.625% of the Portfolio's daily net assets up to $500 million, 0.50% of the Portfolio's average daily net assets over $500 million but not over $1 billion, and 0.475% of the Portfolio's average daily net assets over $1 billion. Previously the fee had been 0.625% of the Portfolio's average daily net assets up to $500 million and 0.50% of the Portfolio's daily net assets over $500 million.
(4) Effective March 2, 1998, the investment management fee was reduced to 0.80% of the Portfolio's average daily net assets. Previously the fee had been 0.85% of the Portfolio's average daily net assets.
(5) Effective May 1, 1999 the investment management fee was reduced to 0.625% of the Portfolio's average daily net assets up to $500 million and 0.60% of the Portfolio's average daily net assets over $500 million. Previously the fee had been 0.625% of the Portfolio's average daily net assets.
(6) The Mid-Cap Growth Portfolio commenced operations on January 21, 1997. The Investment Manager has undertaken to assume all expenses of this Portfolio (except for any brokerage fees) and to waive the compensation provided for this Portfolio in its Management Agreement with the Fund until such time as the Portfolio attains $50 million of net assets or until December 31, 1999, whichever occurs first. As of the date of this Prospectus, the Mid-Cap Growth Portfolio has not attained $50 million of net assets.




                    The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios. Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio for over five years or since the inception of the Portfolio (if less than five years) and has been a portfolio manager with the Investment Manager or the applicable Sub-Advisor for over five years.


                    NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO - Philip A. Barach, James M. Goldberg, Frederick E. Horton and Jeffrey
                    E. Gundlach, Managing Directors of TCW Funds Management, Inc., are the primary portfolio managers of the Portfolio.


                    DIVERSIFIED INCOME PORTFOLIO - Peter M. Avelar and Rajesh K. Gupta, Senior Vice Presidents of the Investment Manager, and Anne Pickrell and Peter J. Seeley, Vice Presidents of the Investment Manager, are the primary portfolio managers of the Portfolio - Messrs. Avelar and Gupta since the inception of the Portfolio and Ms. Pickrell and Mr. Seeley since February 1998. Prior to joining the Investment Manager in July 1994, Mr. Seeley was a portfolio manager at Nikko Capital Management.

                    BALANCED GROWTH PORTFOLIO - Rajesh K. Gupta and Paul D. Vance, Senior Vice Presidents of the Investment Manager, have been the primary portfolio managers of the Portfolio since March 1998.



                    UTILITIES PORTFOLIO - Edward F. Gaylor, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.


                    DIVIDEND GROWTH PORTFOLIO - Paul D. Vance, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.


                    VALUE-ADDED MARKET PORTFOLIO - Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, and Alice Weiss, Vice President of the Investment Manager, have been the primary portfolio managers of the Portfolio since May 1999. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February 1997, prior to which time he was Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. (May 1992-February
                    1997).


                    GROWTH PORTFOLIO - Philip Friedman, a Managing Director of Morgan Stanley Dean Witter Investment Management Inc., Margaret Johnson, a Principal of Morgan Stanley Dean Witter Investment Management Inc., and William Auslander, a Vice President of Morgan Stanley Dean Witter Investment Management Inc., are all portfolio managers in the Institutional Equity Group and have been the primary portfolio managers since September 1998, in the case of Messrs. Friedman and Auslander, and March 1998, in the case of Ms. Johnson.


                    AMERICAN OPPORTUNITIES PORTFOLIO - Anita H. Kolleeny, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio. Ms. Kolleeny has been assisted by Michelle Kaufman since March 1998.


                    MID-CAP GROWTH PORTFOLIO - Peter Hermann, Vice President of the Investment Manager, has been the primary portfolio manager of the Portfolio since January 1998.


                    GLOBAL EQUITY PORTFOLIO - Mark Bavoso, Senior Vice President of the Investment Manager, has been the primary portfolio manager of Portfolio since August 1995.



                    DEVELOPING GROWTH PORTFOLIO - Jayne S. Stevlingson, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio and has been assisted by Armon Bar-Tur since May 1998. Ms. Stevlingson has been the primary portfolio manager since the Portfolio's inception. Mr. Bar-Tur has been a portfolio manager with the Investment Manager since October 1996, prior to which time he was a research analyst with Merrill Lynch Asset Management.


                    EMERGING MARKETS PORTFOLIO - Terence F. Mahony, Managing Director of TCW Funds Management, Inc., and Michael P. Reilly, Managing Director of TCW Funds Management, Inc., are the primary portfolio managers of the Portfolio. Mr. Mahony has been a primary portfolio manager since July 1996; prior to this, he was Chief Investment Officer for HSBC Asset Management. Mr. Reilly has been a primary portfolio manager since December 1994 and has been a portfolio manager with affiliates of TCW Group for over five years.

SHAREHOLDER INFORMATION

ICON                PRICING FUND SHARES
--------------------------------------------------------------------------------

                    The price of shares of each Portfolio, called "net asset value," is based on the value of its portfolio securities.



                    The net asset value for each Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


                    The value of each Portfolio's securities (other than the Money Market Portfolio) is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager (or, if applicable, the Sub-Advisor) determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the applicable Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. In addition, if a Portfolio holds securities primarily listed on foreign exchanges, the value of the Portfolio's investment securities may change on days when shareholders will not be able to purchase or sell their shares.

                    An exception to the general policy of using market prices concerns each Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                    The Money Market Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

ICON                DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as "distributions." Each Portfolio earns income from stocks and/or interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio investors as "income dividend distributions." Each Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." Normally, for each of the Portfolios (except for the Money Market Portfolio), income dividends are distributed monthly and capital gains are distributed annually in December. The Money Market
                    Portfolio declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. The Investment
                    Manager does not anticipate that the Money Market Portfolio will make significant capital gain distributions.

ICON                TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    For information concerning the tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

FINANCIAL HIGHLIGHTS

        The financial highlights table on the following pages is intended to help you understand each Portfolio's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).


        This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



        Further information about the performance of the Portfolios of the Fund is contained in the annual report. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts issued by the applicable insurance company for a description of charges which are applicable thereto. These charges are not reflected in the financial highlights below. Inclusion of any of these charges would reduce the total return figures for all periods shown.

FINANCIAL HIGHLIGHTS

                                                                   NET ASSET
                                                                     VALUE          NET       NET REALIZED AND    TOTAL FROM
                                                                   BEGINNING    INVESTMENT    UNREALIZED GAIN     INVESTMENT
 YEAR ENDED DECEMBER 31                                            OF PERIOD      INCOME           (LOSS)         OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                             $ 1.00        $0.01                -           $ 0.01
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                  1.00         0.06                -             0.06
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                  1.00         0.05                -             0.05
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                  1.00         0.05                -             0.05
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                  1.00         0.05                -             0.05
-----------------------------------------------------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.06                -             0.06
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                 10.04         0.53           $ 0.11             0.64
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 10.18         0.52            (0.09)            0.43
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 10.09         0.48             0.09             0.57
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 10.17         0.46            (0.03)            0.43
-----------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.08                -             0.08
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                 10.05         0.57             0.11             0.68
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 10.22         0.80             0.13             0.93
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 10.32         0.80             0.02             0.82
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 10.29         0.79            (0.37)            0.42
-----------------------------------------------------------------------------------------------------------------------------
 BALANCED GROWTH
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.08            (0.02)            0.06
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                 10.04         0.40             1.85             2.25
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 11.89         0.33             1.25             1.58
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 13.07         0.29             2.01             2.30
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 15.03         0.44             1.68             2.12
-----------------------------------------------------------------------------------------------------------------------------
 UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.07                -             0.07
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                 10.04         0.45             2.30             2.75
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 12.35         0.43             0.60             1.03
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 12.94         0.39             2.96             3.35
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 15.84         0.37             3.06             3.43
-----------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.08            (0.09)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                  9.97         0.36             3.57             3.93
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 13.54         0.34             2.94             3.28
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 16.45         0.38             3.80             4.18
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 19.57         0.39             3.38             3.77
-----------------------------------------------------------------------------------------------------------------------------
 VALUE-ADDED MARKET
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                                                              10.00         0.06            (0.14)           (0.08)
-----------------------------------------------------------------------------------------------------------------------------
 1995                                                                  9.90         0.31             2.34             2.65
-----------------------------------------------------------------------------------------------------------------------------
 1996                                                                 12.24         0.23             1.93             2.16
-----------------------------------------------------------------------------------------------------------------------------
 1997                                                                 14.16         0.23             3.43             3.66
-----------------------------------------------------------------------------------------------------------------------------
 1998                                                                 17.56         0.22             1.90             2.12
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                          TOTAL
                                                                   DIVIDENDS TO    DISTRIBUTIONS TO   DIVIDENDS AND
 YEAR ENDED DECEMBER 31                                            SHAREHOLDERS      SHAREHOLDERS     DISTRIBUTIONS
-----------------------------------------------------------------
 MONEY MARKET
-----------------------------------------------------------------
 1994(a)                                                               $(0.01)               -            $(0.01)
-----------------------------------------------------------------
 1995                                                                   (0.06)               -             (0.06)
-----------------------------------------------------------------
 1996                                                                   (0.05)               -             (0.05)
-----------------------------------------------------------------
 1997                                                                   (0.05)               -             (0.05)
-----------------------------------------------------------------
 1998                                                                   (0.05)               -             (0.05)
-----------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT SECURITIES
-----------------------------------------------------------------
 1994(a)                                                                (0.02)               -             (0.02)
-----------------------------------------------------------------
 1995                                                                   (0.50)               -             (0.50)
-----------------------------------------------------------------
 1996                                                                   (0.52)               -             (0.52)
-----------------------------------------------------------------
 1997                                                                   (0.49)               -             (0.49)
-----------------------------------------------------------------
 1998                                                                   (0.45)               -             (0.45)
-----------------------------------------------------------------
 DIVERSIFIED INCOME
-----------------------------------------------------------------
 1994(a)                                                                (0.03)               -             (0.03)
-----------------------------------------------------------------
 1995                                                                   (0.51)               -             (0.51)
-----------------------------------------------------------------
 1996                                                                   (0.82)          $(0.01)            (0.83)
-----------------------------------------------------------------
 1997                                                                   (0.83)           (0.02)            (0.85)
-----------------------------------------------------------------
 1998                                                                   (0.77)           (0.01)            (0.78)
-----------------------------------------------------------------
 BALANCED GROWTH
-----------------------------------------------------------------
 1994(a)                                                                (0.02)               -             (0.02)
-----------------------------------------------------------------
 1995                                                                   (0.40)               -             (0.40)
-----------------------------------------------------------------
 1996                                                                   (0.33)           (0.07)            (0.40)
-----------------------------------------------------------------
 1997                                                                   (0.30)           (0.04)            (0.34)
-----------------------------------------------------------------
 1998                                                                   (0.43)           (0.34)            (0.77)
-----------------------------------------------------------------
 UTILITIES
-----------------------------------------------------------------
 1994(a)                                                                (0.03)               -             (0.03)
-----------------------------------------------------------------
 1995                                                                   (0.44)               -             (0.44)
-----------------------------------------------------------------
 1996                                                                   (0.43)           (0.01)            (0.44)
-----------------------------------------------------------------
 1997                                                                   (0.40)           (0.05)            (0.45)
-----------------------------------------------------------------
 1998                                                                   (0.37)           (0.19)            (0.56)
-----------------------------------------------------------------
 DIVIDEND GROWTH
-----------------------------------------------------------------
 1994(a)                                                                (0.02)               -             (0.02)
-----------------------------------------------------------------
 1995                                                                   (0.36)               -             (0.36)
-----------------------------------------------------------------
 1996                                                                   (0.35)           (0.02)            (0.37)
-----------------------------------------------------------------
 1997                                                                   (0.38)           (0.68)            (1.06)
-----------------------------------------------------------------
 1998                                                                   (0.39)           (0.90)            (1.29)
-----------------------------------------------------------------
 VALUE-ADDED MARKET
-----------------------------------------------------------------
 1994(a)                                                                (0.02)               -             (0.02)
-----------------------------------------------------------------
 1995                                                                   (0.31)               -             (0.31)
-----------------------------------------------------------------
 1996                                                                   (0.23)           (0.01)            (0.24)
-----------------------------------------------------------------
 1997                                                                   (0.23)           (0.03)            (0.26)
-----------------------------------------------------------------
 1998                                                                   (0.22)           (0.27)            (0.49)
-----------------------------------------------------------------

                                                                                       RATIOS TO AVERAGE NET
                                                     RATIOS TO AVERAGE NET ASSETS             ASSETS
                                                         (BEFORE EXPENSES WERE         (AFTER EXPENSES WERE
                                                               ASSUMED)                      ASSUMED)
                                      NET ASSETS     -----------------------------   -------------------------   PORTFOLIO
 NET ASSET VALUE                    END OF PERIOD                   NET INVESTMENT              NET INVESTMENT   TURNOVER
 END OF PERIOD     TOTAL RETURN+       (000'S)         EXPENSES     INCOME (LOSS)    EXPENSES   INCOME (LOSS)      RATE
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     $ 1.00                 0.76%(1)    $  1,234          2.50%*(2)        3.33%*(2)       -           5.83%(2)     N/A
-------------------------------------------------------------------------------------------------------------------------
       1.00                 6.10         42,089           0.81             5.11            -           5.92         N/A
-------------------------------------------------------------------------------------------------------------------------
       1.00                 5.07         87,002           0.59             4.94         0.57%          4.96         N/A
-------------------------------------------------------------------------------------------------------------------------
       1.00                 5.21         84,045           0.55             5.08         0.55           5.08         N/A
-------------------------------------------------------------------------------------------------------------------------
       1.00                 5.16        120,185           0.55             5.02         0.55           5.02         N/A
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.04                 0.61(1)         122           2.50*(2)         1.78*(2)        -           4.28(2)        -
-------------------------------------------------------------------------------------------------------------------------
      10.18                 6.40          1,288           2.50*            3.24*           -           5.74          18%
-------------------------------------------------------------------------------------------------------------------------
      10.09                 4.35          4,172           1.45             4.55         0.50           5.50          48
-------------------------------------------------------------------------------------------------------------------------
      10.17                 5.91          5,091           1.26             4.75         1.26           4.75          27
-------------------------------------------------------------------------------------------------------------------------
      10.15                 4.28          8,389           1.15             4.52         1.15           4.52          51
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.05                 0.76(1)         402           2.50*(2)         3.08*(2)        -           5.58(2)        -
-------------------------------------------------------------------------------------------------------------------------
      10.22                 6.96          8,972           1.33             5.95            -           7.28          33
-------------------------------------------------------------------------------------------------------------------------
      10.32                 9.54         32,119           0.71             8.26         0.50           8.47          69
-------------------------------------------------------------------------------------------------------------------------
      10.29                 8.32         62,287           0.55             8.09         0.55           8.09         110
-------------------------------------------------------------------------------------------------------------------------
       9.93                 4.22         93,991           0.49             7.92         0.49           7.92         111
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.04                 0.60(1)         796           2.50*(2)         2.90*(2)        -           5.40(2)        -
-------------------------------------------------------------------------------------------------------------------------
      11.89                22.86         16,311           1.39             2.45            -           3.84          99
-------------------------------------------------------------------------------------------------------------------------
      13.07                13.54         38,893           0.90             2.35         0.50           2.75          88
-------------------------------------------------------------------------------------------------------------------------
      15.03                17.87         71,323           0.86             2.13         0.86           2.13          64
-------------------------------------------------------------------------------------------------------------------------
      16.38                14.41        107,852           0.71             2.87         0.71           2.87          93
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.04                 0.65(1)         498           2.50*(2)         2.79*(2)        -           5.29(2)        -
-------------------------------------------------------------------------------------------------------------------------
      12.35                28.05         17,959           1.43             3.01            -           4.44           3
-------------------------------------------------------------------------------------------------------------------------
      12.94                 8.48         35,686           0.80             3.16         0.50           3.46          15
-------------------------------------------------------------------------------------------------------------------------
      15.84                26.45         50,766           0.76             2.83         0.76           2.83          34
-------------------------------------------------------------------------------------------------------------------------
      18.71                22.23         85,683           0.71             2.21         0.71           2.21          19
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
       9.97                (0.05)(1)       1,378          2.50*(2)         3.28*(2)        -           5.78(2)        -
-------------------------------------------------------------------------------------------------------------------------
      13.54                40.13         78,694           0.83             2.80            -           3.63           4
-------------------------------------------------------------------------------------------------------------------------
      16.45                24.49        258,101           0.67             2.44         0.67           2.44          39
-------------------------------------------------------------------------------------------------------------------------
      19.57                26.12        518,419           0.65             2.11         0.65           2.11          26
-------------------------------------------------------------------------------------------------------------------------
      22.05                19.73        723,285           0.63             1.87         0.63           1.87          39
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
       9.90                (0.76)(1)         349          2.50*(2)         1.25*(2)        -           3.75(2)        -
-------------------------------------------------------------------------------------------------------------------------
      12.24                27.14         23,970           1.46             1.64            -           3.10           4
-------------------------------------------------------------------------------------------------------------------------
      14.16                17.78         73,516           0.64             1.69         0.56           1.77           4
-------------------------------------------------------------------------------------------------------------------------
      17.56                26.12        141,316           0.58             1.49         0.58           1.49           8
-------------------------------------------------------------------------------------------------------------------------
      19.19                12.19        174,824           0.55             1.20         0.55           1.20          14
-------------------------------------------------------------------------------------------------------------------------

                                NET ASSET
                                  VALUE          NET       NET REALIZED AND    TOTAL FROM
                                BEGINNING    INVESTMENT    UNREALIZED GAIN     INVESTMENT    DIVIDENDS TO    DISTRIBUTIONS TO
 YEAR ENDED DECEMBER 31         OF PERIOD      INCOME           (LOSS)         OPERATIONS    SHAREHOLDERS      SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------

 GROWTH
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                          $10.00        $0.07                 -          $  0.07       $    (0.02)              -
-----------------------------------------------------------------------------------------------------------------------------
 1995                              10.05         0.26           $  1.05             1.31            (0.29)              -
-----------------------------------------------------------------------------------------------------------------------------
 1996                              11.07         0.08              2.52             2.60            (0.08)        $ (0.04)
-----------------------------------------------------------------------------------------------------------------------------
 1997                              13.55         0.09              3.09             3.18            (0.10)          (0.07)
-----------------------------------------------------------------------------------------------------------------------------
 1998                              16.56         0.00              2.16             2.16             0.00           (0.49)
-----------------------------------------------------------------------------------------------------------------------------

 AMERICAN VALUE
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                           10.00         0.06              0.01             0.07            (0.02)              -
-----------------------------------------------------------------------------------------------------------------------------
 1995                              10.05         0.21              3.66             3.87            (0.21)              -
-----------------------------------------------------------------------------------------------------------------------------
 1996                              13.71         0.08              1.68             1.76            (0.10)          (0.07)
-----------------------------------------------------------------------------------------------------------------------------
 1997                              15.30         0.07              4.73             4.80            (0.06)          (0.35)
-----------------------------------------------------------------------------------------------------------------------------
 1998                              19.69         0.13              5.57             5.70            (0.14)          (1.94)
-----------------------------------------------------------------------------------------------------------------------------

 MID-CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
 1997(b)                           10.00         0.18              1.39             1.57            (0.17)              -
-----------------------------------------------------------------------------------------------------------------------------
 1998                              11.40         0.06              0.57             0.63            (0.07)          (0.10)
-----------------------------------------------------------------------------------------------------------------------------

 GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                           10.00         0.07             (0.10)           (0.03)           (0.03)              -
-----------------------------------------------------------------------------------------------------------------------------
 1995                               9.94         0.29              1.05             1.34            (0.29)              -
-----------------------------------------------------------------------------------------------------------------------------
 1996                              10.99         0.15              1.10             1.25            (0.17)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
 1997                              12.06         0.12              0.92             1.04            (0.11)          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
 1998                              12.97         0.14              1.81             1.95            (0.18)          (0.05)
-----------------------------------------------------------------------------------------------------------------------------

 DEVELOPING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                           10.00         0.08              0.08             0.16            (0.03)              -
-----------------------------------------------------------------------------------------------------------------------------
 1995                              10.13         0.24              4.88             5.12            (0.25)              -
-----------------------------------------------------------------------------------------------------------------------------
 1996                              15.00         0.02              1.92             1.94            (0.04)++        (0.02)
-----------------------------------------------------------------------------------------------------------------------------
 1997                              16.88         0.05              2.27             2.32            (0.04)              -
-----------------------------------------------------------------------------------------------------------------------------
 1998                              19.16         0.03              1.69             1.72            (0.04)          (0.03)
-----------------------------------------------------------------------------------------------------------------------------

 EMERGING MARKETS
-----------------------------------------------------------------------------------------------------------------------------
 1994(a)                           10.00         0.06                 -             0.06            (0.02)              -
-----------------------------------------------------------------------------------------------------------------------------
 1995                              10.04         0.29             (0.33)           (0.04)           (0.31)              -
-----------------------------------------------------------------------------------------------------------------------------
 1996                               9.69         0.16              1.51             1.67            (0.16)              -
-----------------------------------------------------------------------------------------------------------------------------
 1997                              11.20         0.06              0.11             0.17            (0.06)              -
-----------------------------------------------------------------------------------------------------------------------------
 1998                              11.31         0.07             (3.33)           (3.26)           (0.11)+++        (0.03)
-----------------------------------------------------------------------------------------------------------------------------


                                    TOTAL
                                DIVIDENDS AND
 YEAR ENDED DECEMBER 31         DISTRIBUTIONS
------------------------------
 GROWTH
------------------------------
 1994(a)                            $ (0.02)
------------------------------
 1995                                 (0.29)
------------------------------
 1996                                 (0.12)
------------------------------
 1997                                 (0.17)
------------------------------
 1998                                 (0.49)
------------------------------
 AMERICAN VALUE
------------------------------
 1994(a)                              (0.02)
------------------------------
 1995                                 (0.21)
------------------------------
 1996                                 (0.17)
------------------------------
 1997                                 (0.41)
------------------------------
 1998                                 (2.08)
------------------------------
 MID-CAP GROWTH
------------------------------
 1997(b)                              (0.17)
------------------------------
 1998                                 (0.17)
------------------------------
 GLOBAL EQUITY
------------------------------
 1994(a)                              (0.03)
------------------------------
 1995                                 (0.29)
------------------------------
 1996                                 (0.18)
------------------------------
 1997                                 (0.13)
------------------------------
 1998                                 (0.23)
------------------------------
 DEVELOPING GROWTH
------------------------------
 1994(a)                              (0.03)
------------------------------
 1995                                 (0.25)
------------------------------
 1996                                 (0.06)
------------------------------
 1997                                 (0.04)
------------------------------
 1998                                 (0.07)
------------------------------
 EMERGING MARKETS
------------------------------
 1994(a)                              (0.02)
------------------------------
 1995                                 (0.31)
------------------------------
 1996                                 (0.16)
------------------------------
 1997                                 (0.06)
------------------------------
 1998                                 (0.14)
------------------------------

(a) For the period November 9, 1994 (commencement of operations) through December 31, 1994.
(b) For the period January 21, 1997 (commencement of operations) through December 31, 1997.
+ Calculated based on the net asset value as of the last business day of the period.
++  Includes distributions from paid-in-capital of $0.01.
+++ Includes distributions from paid-in-capital of $0.04.
*   After application of the Fund's expense limitation.
(1)  Not annualized.
(2)  Annualized.

                                                                                       RATIOS TO AVERAGE NET
                                                     RATIOS TO AVERAGE NET ASSETS             ASSETS
                                                         (BEFORE EXPENSES WERE         (AFTER EXPENSES WERE
                                                               ASSUMED)                      ASSUMED)
                                      NET ASSETS     -----------------------------   -------------------------   PORTFOLIO
 NET ASSET VALUE                    END OF PERIOD                   NET INVESTMENT              NET INVESTMENT   TURNOVER
 END OF PERIOD     TOTAL RETURN+       (000'S)         EXPENSES     INCOME (LOSS)    EXPENSES   INCOME (LOSS)      RATE
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     $10.05                 0.67%(1)    $    316          2.50%*(2)         2.32%*(2)       -          4.82%(2)       -
-------------------------------------------------------------------------------------------------------------------------
      11.07                13.29          3,956           2.50*            (0.64)*         -           1.86          39%
-------------------------------------------------------------------------------------------------------------------------
      13.55                23.56         18,215           1.22             (0.03)       0.50%          0.69          47
-------------------------------------------------------------------------------------------------------------------------
      16.56                23.07         40,311           1.01              0.13        1.01           0.13          55
-------------------------------------------------------------------------------------------------------------------------
      18.23                13.22         53,504           1.06              0.01        1.06           0.01         223
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.05                 0.69(1)         823           2.50*(2)          1.60*(2)       -           4.10(2)       10(1)
-------------------------------------------------------------------------------------------------------------------------
      13.71                38.95         38,235           0.96              1.11           -           2.07         174
-------------------------------------------------------------------------------------------------------------------------
      15.30                12.95        120,904           0.71              0.52        0.69           0.54         232
-------------------------------------------------------------------------------------------------------------------------
      19.69                31.93        230,014           0.68              0.42        0.68           0.42         262
-------------------------------------------------------------------------------------------------------------------------
      23.31                30.78        371,633           0.66              0.62        0.66           0.62         325
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      11.40                15.84(1)      19,236           1.12(2)           0.65(2)        -           1.77(2)      104(1)
-------------------------------------------------------------------------------------------------------------------------
      11.86                 5.67         28,198           0.98             (0.40)          -           0.58         323
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
       9.94                (0.30)(1)       1,194          2.50*(2)          2.20*(2)       -           4.70(2)        -
-------------------------------------------------------------------------------------------------------------------------
      10.99                13.76         17,074           1.69              1.09           -           2.78          74
-------------------------------------------------------------------------------------------------------------------------
      12.06                11.43         59,246           1.25              0.69        0.72           1.22          62
-------------------------------------------------------------------------------------------------------------------------
      12.97                 8.66        102,229           1.13              0.91        1.13           0.91          87
-------------------------------------------------------------------------------------------------------------------------
      14.69                15.11        125,522           1.10              1.01        1.10           1.01          80
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.13                 1.58(1)         380           2.50*(2)          2.31*(2)       -           4.81(2)        3(1)
-------------------------------------------------------------------------------------------------------------------------
      15.00                51.26         17,412           1.24              0.86           -           2.10          80
-------------------------------------------------------------------------------------------------------------------------
      16.88                12.95         61,120           0.68             (0.04)       0.58           0.06         146
-------------------------------------------------------------------------------------------------------------------------
      19.16                13.77         82,690           0.60              0.26        0.60           0.26         149
-------------------------------------------------------------------------------------------------------------------------
      20.81                 9.04         81,625           0.59              0.19        0.59           0.19         193
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
      10.04                 0.57(1)         448           2.50*(2)          2.22*(2)       -           4.72(2)        -
-------------------------------------------------------------------------------------------------------------------------
       9.69                (0.57)         4,092           2.50*             0.18*          -           2.68          36
-------------------------------------------------------------------------------------------------------------------------
      11.20                17.69         17,240           2.02             (0.10)       0.50           1.42          46
-------------------------------------------------------------------------------------------------------------------------
      11.31                 1.27         23,815           1.71              0.49        1.71           0.49          91
-------------------------------------------------------------------------------------------------------------------------
       7.91               (29.03)        13,272           1.73              0.72        1.73           0.72         116
-------------------------------------------------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER
SELECT DIMENSIONS INVESTMENT SERIES

                    Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor.

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

(INVESTMENT COMPANY ACT FILE NO. 811-7185)

                                                      MORGAN STANLEY DEAN WITTER
                                                               SELECT DIMENSIONS

STATEMENT OF ADDITIONAL INFORMATION                                   INVESTMENT

MAY 1, 1999                                                               SERIES

----------------------------------------------------------------------------

    -THE MONEY MARKET PORTFOLIO

    -THE NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

    -THE DIVERSIFIED INCOME PORTFOLIO

    -THE BALANCED GROWTH PORTFOLIO

    -THE UTILITIES PORTFOLIO

    -THE DIVIDEND GROWTH PORTFOLIO

    -THE VALUE-ADDED MARKET PORTFOLIO

    -THE GROWTH PORTFOLIO

    -THE AMERICAN OPPORTUNITIES PORTFOLIO

    -THE MID-CAP GROWTH PORTFOLIO

    -THE GLOBAL EQUITY PORTFOLIO

    -THE DEVELOPING GROWTH PORTFOLIO

    -THE EMERGING MARKETS PORTFOLIO

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated May 1, 1999) for the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Fund") provides the basic information you should know before allocating your investment under your variable annuity contract or your variable life contract. The Prospectus may be obtained without charge from the Fund at its address or telephone number listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter
Select Dimensions Investment Series
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.     Fund History........................................................    4
II.    Description of the Fund and Its Investments and Risks...............    4
       A.   Classification.................................................    4
       B.   Eligible Purchasers............................................    4
       C.   Investment Strategies and Risks................................    4
       D.   Fund Policies/Investment Restrictions..........................   16
III.   Management of the Fund..............................................   19
       A.   Board of Trustees..............................................   19
       B.   Management Information.........................................   19
       C.   Compensation...................................................   25
IV.    Control Persons and Principal Holders of Securities.................   26
V.     Investment Management and Other Services............................   26
       A.   Investment Manager and Sub-Advisors............................   26
       B.   Services Provided by the Investment Manager and Fund Expenses
            Paid by Third Parties..........................................   29
       C.   Other Service Providers........................................   30
VI.    Brokerage Allocation and Other Practices............................   30
       A.   Brokerage Transactions.........................................   30
       B.   Commissions....................................................   31
       C.   Brokerage Selection............................................   33
       D.   Directed Brokerage.............................................   34
       E.   Regular Broker-Dealers.........................................   34
VII.   Capital Stock and Other Securities..................................   34
VIII.  Purchase, Redemption and Pricing of Shares..........................   35
       A.   Purchase/Redemption of Shares..................................   35
       B.   Offering Price.................................................   36
IX.    Taxation of the Fund and Shareholders...............................   38
X.     Calculation of Performance Data.....................................   39
XI.    Financial Statements................................................   41

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CONTRACT"--Variable annuity contract and/or variable life insurance contract issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company.

"CONTRACT OWNERS"--Owners of a Contract.

"CUSTODIAN"--The Bank of New York for each Portfolio other than the EMERGING MARKETS PORTFOLIO and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO. The Chase Manhattan Bank for the EMERGING MARKETS PORTFOLIO and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


"FUND"--Morgan Stanley Dean Witter Select Dimensions Investment Series, a registered open-end series investment company currently consisting of thirteen Portfolios.


"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW INVESTMENT MANAGEMENT"--Morgan Stanley Dean Witter Investment Management Inc., a wholly-owned investment advisor subsidiary of MSDW.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"PORTFOLIO(S)"--The separate investment portfolio(s) of the Fund.

"SUB-ADVISORS"--TCW Funds Management, Inc. (only applicable to the North American Government Securities Portfolio and the Emerging Markets Portfolio) and Morgan Stanley Asset Management Inc. (only applicable to the Growth Portfolio).

"TCW"--TCW Funds Management Inc.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------


    The Fund was organized under the laws of the Commonwealth of Massachusetts on June 2, 1994, under the name Dean Witter Select Dimensions Investment Series and is a trust of the type commonly referred to as a Massachusetts Business Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Select Dimensions Investment Series. Effective March 2, 1998, the name of the BALANCED PORTFOLIO was changed to the BALANCED GROWTH PORTFOLIO and the name of the CORE EQUITY PORTFOLIO was changed to the GROWTH PORTFOLIO. Effective April 26, 1999, the name of the AMERICAN VALUE PORTFOLIO was changed to the AMERICAN OPPORTUNITIES PORTFOLIO.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company.

B. ELIGIBLE PURCHASERS

    As discussed in the Prospectus, shares of the Fund are sold only to particular insurance companies in connection with variable annuity and/or variable life insurance contracts they issue. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying funds. Although neither the insurance companies nor the Fund currently foresee any such disadvantage, the Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interest of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

C. INVESTMENT STRATEGIES AND RISKS

    The following discussion of each Portfolio's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    CONVERTIBLE SECURITIES. Each Portfolio, other than the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO, may acquire through purchase fixed-income securities which are convertible into common stock ("CONVERTIBLE SECURITIES"). In addition, each Portfolio, other than the MONEY MARKET PORTFOLIO, may acquire convertible securities through a distribution by a security held in its portfolio. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and to decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by a Portfolio at varying price levels above their investment values and/ or their conversion values in keeping with the Portfolio's objective.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the GROWTH PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the UTILITIES

PORTFOLIO and the EMERGING MARKETS PORTFOLIO may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS") to facilitate settlement or in an attempt to limit the effect of changes in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. In addition, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates. Each Portfolio may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial and investment banks) and their customers. Forward contracts will only be entered into with United States banks and their foreign branches, insurance companies or other dealers or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Portfolios also may from time to time utilize forward contracts to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolios may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    A Portfolio will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities.

    Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.

    OPTION AND FUTURES TRANSACTIONS. Each of the following Portfolios may engage in transactions in listed and OTC options: the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

    COVERED CALL WRITING. Each of the above-named Portfolios (except the BALANCED GROWTH PORTFOLIO) is permitted to write covered call options on portfolio securities, without limit, and the BALANCED GROWTH PORTFOLIO is permitted to write covered call options on portfolio securities in an amount not exceeding 5% of the value of its total assets. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may also write covered call options on the U.S. dollar and foreign currencies in which its portfolio securities are denominated, without limit.

    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium;" I.E., the price of the option. Receipt of these premiums may better enable the Portfolio to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities (or currencies) underlying the option decline in value.

    The Portfolio may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    Options written by the Portfolio normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. Each of the Portfolios that may engage in covered call writing may engage in covered put writing. As a writer of a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Portfolio would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). At any time during the option period, the Portfolio may be required to make payment of the exercise price against delivery of the underlying security (or currency). The aggregate value of the obligations underlying puts may not exceed 50% of the Portfolio's net assets (in the case of the BALANCED GROWTH PORTFOLIO, 30% of the Portfolio's total assets).

    PURCHASING CALL AND PUT OPTIONS. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets and, in the case of the EMERGING MARKETS PORTFOLIO, up to 10% of its total assets. Each of the UTILITIES PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may purchase call and put options in an amount equaling up to 10% of its total assets with a maximum of 5% of its assets invested in stock index options. The BALANCED GROWTH PORTFOLIO may purchase put and call options on stock indexes in an amount equaling up to 5% of its total assets. The purchase of a call option would enable a Portfolio, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable a Portfolio, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. The Portfolios may engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager or, if applicable, the Sub-Advisors, to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    A Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolios may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and a Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    STOCK INDEX OPTIONS. Each of the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO and the GLOBAL EQUITY PORTFOLIO may invest in options on stock indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, a Portfolio could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, and the EMERGING MARKETS PORTFOLIO may purchase and sell interest rate and index futures contracts that are traded on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO, on any foreign government fixed-income security and on various currencies, and with respect to each of the eight listed Portfolios that may engage in futures transactions, on such indexes of U.S. securities (and, if applicable, foreign securities) as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

    MARGIN. If a Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO and the EMERGING MARKETS PORTFOLIO may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts into which it has entered; provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager (and/or if applicable, the Sub-Advisors) may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Portfolio from closing out a contract which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Portfolio's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

ADDITIONAL INFORMATION CONCERNING THE NORTH AMERICAN GOVERNMENT SECURITIES AND DIVERSIFIED INCOME PORTFOLIOS

    COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolio(s) may invest in CMOs - collateralized mortgage obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a specific fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the collection, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio(s) may invest in any class of CMO.

    Certain mortgage-backed securities in which the Portfolio(s) may invest (E.G.,certain classes of CMOs) may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

    In addition, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO may invest in stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO Class"), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases.

    The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO may invest up to 10% of its assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

    ASSET-BACKED SECURITIES. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may invest in Asset-Backed Securities. Asset-Backed Securities represent the securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Portfolio(s) may invest in any type of asset-backed security.

    Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.


    MONEY MARKET SECURITIES. In addition to the short-term fixed-income securities in which the Portfolios may otherwise invest, the Portfolios may invest in various money market securities for cash management purposes or when assuming a temporary position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. This section does not apply to the MONEY MARKET PORTFOLIO, the BALANCED GROWTH PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO whose money market instruments are described in the Prospectus. Such securities are limited to:


    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan association, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of a Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by a Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO, the Sub-Advisors, subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the case of the MONEY MARKET PORTFOLIO, such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that at the time the repurchase agreement is entered into are rated in the highest rating category by the "Requisite NRSROs" (as defined in Rule 2a-7 under the Investment Company Act of
1940). Additionally, in the case of the MONEY MARKET PORTFOLIO, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act of the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its net assets in the case of the MONEY MARKET PORTFOLIO, and 15% of its net assets in the case of each of the other Portfolios.


    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each of the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. The NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may also use dollar rolls as part of their investment strategy.


    Reverse repurchase agreements involve sales by the Portfolio of assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolio is obligated to purchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

    Dollar rolls involve the Portfolio selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio will forgo principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage and are considered borrowings by the Portfolio. With respect to each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, reverse repurchase agreements and dollar rolls are not expected to exceed 25% of the Portfolio's total assets. With respect to the MONEY MARKET PORTFOLIO, reverse repurchase agreements (other than for purposes of meeting redemptions) may not exceed 5% of the Portfolio's total assets.

    INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. Each of the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GROWTH PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for a Portfolio to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, a Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts. Real estate investment trusts are not diversified and are subject to the risk of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, and the possibility of failing to qualify for tax-free status under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act.

    LENDING PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Portfolio, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend securities with a value exceeding 25% of the Portfolio's total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Portfolio's investment in the loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, each Portfolio other than the VALUE-ADDED MARKET PORTFOLIO may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Portfolio will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio other than the MONEY MARKET PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Portfolio determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on the Portfolio's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of a Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Portfolio assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A Portfolio may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

    PRIVATE PLACEMENTS. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the BALANCED GROWTH PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GROWTH PORTFOLIO, the AMERICAN OPPORTUNITIES PORTFOLIO, the MID-CAP GROWTH PORTFOLIO, the GLOBAL EQUITY PORTFOLIO, the DEVELOPING GROWTH PORTFOLIO and the EMERGING MARKETS PORTFOLIO may invest up to 15% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable. (With respect to these eleven Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Portfolio from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the above-listed Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO, the Sub-Advisors, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which under current policy may not exceed, as to each Portfolio (other than the MONEY MARKET PORTFOLIO), 15% of the Portfolio's total assets and as to the MONEY MARKET PORTFOLIO, 10% of the Portfolio's net assets, as more fully described under "Fund Policies/ Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. Each Portfolio, other than the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the VALUE-ADDED MARKET PORTFOLIO, may acquire warrants and subscription rights attached to other securities. In addition, each Portfolio other than the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, the UTILITIES PORTFOLIO AND THE VALUE-ADDED MARKET PORTFOLIO may invest up to 5% of its assets in warrants not attached to other securities with a limit of up to 2% of its total assets in warrants that are not listed on the New York or American Stock Exchange. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

    YEAR 2000. The investment management services provided to the Portfolios by the Investment Manager, and, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO, by the Sub-Advisors, and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisors, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected.

    REITS. REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by its shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

D. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objectives, policies and restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios except as otherwise indicated. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy of a Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of Fund shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

INVESTMENT OBJECTIVES

    The investment objective of each Portfolio is a fundamental policy, which may not be changed without approval of shareholders of that Portfolio.

RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

    Each Portfolio may not:

     1. With the exception of the MONEY MARKET PORTFOLIO, as to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

     2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer. (All of the Portfolios of the Fund may, collectively, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer).

     3. With the exception of the UTILITIES PORTFOLIO, invest more than 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, to Mortgage-Backed Securities or, in the case of the MONEY MARKET PORTFOLIO, to domestic bank obligations.

    On April 22, 1999, the Trustees unanimously recommended that the UTILITIES PORTFOLIO's shareholders approve revising the first sentence of this restriction to read as follows:

    The Fund may not:

    with the exception of the UTILITIES PORTFOLIO, which will invest more than 25% of its total assets in the utilities industry, invest 25% or more of the value of its total assets in securities of issuers in any one industry.

This change would specify the UTILITIES PORTFOLIO's policy of concentrating investments in the utilities industry.

     4. With the exception of the MONEY MARKET PORTFOLIO, invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities or, in the case of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the DIVERSIFIED INCOME PORTFOLIO, to Mortgage-Backed Securities and Asset-Backed Securities.

     5. Borrow money (except insofar as the MONEY MARKET PORTFOLIO, the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement or the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO and the BALANCED GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a dollar roll), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of Portfolios other than the DEVELOPING GROWTH PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the DEVELOPING GROWTH PORTFOLIO, for investment or leveraging) may not exceed 5% (taken at the lower of cost or current value) of the value of the Portfolio's total assets (not including the amount borrowed).

     6. Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein (as such, in case of default of such securities, a Portfolio may hold the real estate securing such security).

     7. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may invest in the securities of companies which operate, invest in, or sponsor such programs.

     8. Pledge its assets or assign or otherwise encumber them except: (a) to secure borrowings effected within the limitations set forth in restriction 5 above; or (b) in the case of the Developing Growth Portfolio, to secure borrowings effected in connection with leverage. For the purpose of this restriction, collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement or reverse repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts or options thereon; (d) borrowing money in accordance with restrictions described above; or
(e) lending portfolio securities.

    10. Make loans of money or securities, except: (a) by the purchase of portfolio securities in which the Portfolio may invest consistent with its investment objective and policies; (b) by investing in repurchase agreements; or
(c) by lending its portfolio securities; or (d) in the case of Emerging Markets Portfolio, by investing in loan participations and loan assignments.

    11. Make short sales of securities.

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    13. Purchase or sell commodities or commodities contracts except that the Portfolios may purchase or sell futures contracts or options on futures.

    14. Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. (The Portfolios may invest in restricted securities subject to fundamental (in the case of the MONEY MARKET PORTFOLIO) and non-fundamental (in the case of the other Portfolios) limitations applicable to each Portfolio).

    15. Invest for the purpose of exercising control or management of any other issuer.

RESTRICTIONS APPLICABLE TO THE MONEY MARKET PORTFOLIO ONLY

    The MONEY MARKET PORTFOLIO may not:

     1. As to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities of any one issuer. However, as a non-fundamental policy, the MONEY MARKET PORTFOLIO will not invest more than 10% of its total assets in the securities of any one issuer. Furthermore, pursuant to current regulatory requirements, the MONEY MARKET PORTFOLIO may only invest more than 5% of its total assets in the securities of a single issuer (and only with respect to one issuer at a time) for a period of not more than three business days and only if the securities have received the highest quality rating by at least two NRSROs).

     2. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the MONEY MARKET PORTFOLIO'S total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    In addition, as a non-fundamental policy, each Portfolio of the Fund may not invest more than 15% (10% in the case of the MONEY MARKET PORTFOLIO) of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. For purposes of this policy, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered liquid if they are determined to be liquid under procedures adopted by the Trustees of the Fund. As another non-fundamental policy, each Portfolio of the Fund may not purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL EQUITY PORTFOLIO, and the EMERGING MARKETS PORTFOLIO, in accordance with the provisions of Section 12(d) of the Investment Company Act and any Rules promulgated thereunder (E.G., each of these Portfolios may not invest in more than 3% of the outstanding voting securities of any investment company). For this purpose, Mortgage-Backed Securities and Asset-Backed Securities are not deemed to be investment companies.

    If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Trustees oversee the management of the Portfolios but do not manage each Portfolio. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Portfolio in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Portfolio and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and each Portfolio and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW is the investment advisor.

    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 85 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series are shown below.


      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Michael Bozic (58)                         Vice Chairman of Kmart Corporation (since December, 1998); Director or
Trustee                                    Trustee of the Morgan Stanley Dean Witter Funds and Discover Brokerage
c/o Kmart Corporation                      Index Series; formerly Chairman and Chief Executive Officer of Levitz
3100 West Big Beaver Road                  Furniture Corporation (November, 1995-November, 1998) and President and
Troy, Michigan                             Chief Executive Officer of Hills Department Stores (May, 1991-July,
                                           1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group
                                           of Sears, Roebuck and Co.; Director of Eaglemark Financial Services,
                                           Inc. and Weirton Steel Corporation.
Charles A. Fiumefreddo* (65)               Chairman, Director or Trustee and Chief Executive Officer of the Morgan
Chairman of the Board,                     Stanley Dean Witter Funds, the TCW/DW Funds and Discover Brokerage
Chief Executive Officer and Trustee        Index Series; formerly Chairman, Chief Executive Officer and Director
Two World Trade Center                     of the Investment Manager, Morgan Stanley Dean Witter Distributors Inc.
New York, New York                         ("MSDW Distributors") and MSDW Services Company; Executive Vice
                                           President and Director of Dean Witter Reynolds; Chairman and Director
                                           of the Transfer Agent; formerly Director and/or officer of various MSDW subsidiaries (until June, 1998).

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Edwin J. Garn (66)                         Director or Trustee of the Morgan Stanley Dean Witter Funds and
Trustee                                    Discover Brokerage Index Series; formerly United States Senator
c/o Huntsman Corporation                   (R-Utah)(1974-1992) and Chairman, Senate Banking Committee (1980-1986);
500 Huntsman Way                           formerly Mayor of Salt Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                       Space Shuttle Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                           Corporation; Director of Franklin Covey (time management systems), BMW
                                           Bank of North America, Inc., (industrial loan corporation), United
                                           Space Alliance (joint venture between Lockheed Martin and the Boeing
                                           Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
Wayne E. Hedien (65)                       Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds
Trustee                                    and Discover Brokerage Index Series; Director of The PMI Group, Inc.
c/o Gordon Altman Butowsky                 (private mortgage insurance); Trustee and Vice Chairman of The Field
  Weitzen Shalov & Wein                    Museum of Natural History; formerly associated with the Allstate
Counsel to the                             Companies (1966-1994), most recently as Chairman of The Allstate
 Independent Trustees                      Corporation (March, 1993-December, 1994) and Chairman and Chief
114 West 47th Street                       Executive Officer of its wholly- owned subsidiary, Allstate Insurance
New York, New York                         Company (July, 1989-December, 1994); director of various other business and charitable organizations.
Dr. Manuel H. Johnson (50)                 Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                    Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick                          international economic commission; Chairman of the Audit Committee and
  International, Inc.                      Director or Trustee of the Morgan Stanley Dean Witter Funds, the TCW/DW
1133 Connecticut Avenue, N.W.              Funds and Discover Brokerage Index Series; Director of Greenwich
Washington, D.C.                           Capital Markets, Inc. (broker-dealer) and NVR, Inc. (home
                                           construction); Chairman and Trustee of the Financial Accounting
                                           Foundation (oversight organization of the Financial Accounting
                                           Standards Board); formerly Vice Chairman of the Board of Governors of the Federal Reserve System (1986-1990) and Assistant Secretary of the
                                           U.S. Treasury.
Michael E. Nugent (62)                     General Partner, Triumph Capital, L.P., a private investment part-
Trustee                                    nership; Chairman of the Insurance Committee and Director or Trustee of
c/o Triumph Capital, L.P.                  the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and Discover
237 Park Avenue                            Brokerage Index Series; formerly Vice President, Bankers Trust Company
New York, New York                         and BT Capital Corporation (1984-1988); director of various business organizations.
Philip J. Purcell* (55)                    Chairman of the Board of Directors and Chief Executive Officer of MSDW,
Trustee                                    Dean Witter Reynolds and Novus Credit Services Inc.; Director of the
1585 Broadway                              MSDW Distributors; Director or Trustee of the Morgan Stanley Dean
New York, New York                         Witter Funds and Discover Brokerage Index Series; Director and/or
                                           officer of various MSDW subsidiaries.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
John L. Schroeder (68)                     Retired; Chairman of the Derivatives Committee and Director or Trustee
Trustee                                    of the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and Discover
c/o Gordon Altman Butowsky                 Brokerage Index Series; Director of Citizens Utilities Company;
  Weitzen Shalov & Wein                    formerly Executive Vice President and Chief Investment Officer of the
Counsel to the Independent                 Home Insurance Company (August, 1991-September, 1995).
  Trustees
114 West 47th Street
New York, New York
Mitchell M. Merin (45)                     President and Chief Operating Officer of Asset Management of MSDW
President                                  (since December, 1998); President and Director (since April, 1997) and
Two World Trade Center                     Chief Executive Officer (since June, 1998) of the Investment Manager
New York, New York                         and MSDW Services Company; Chairman, Chief Executive Officer and
                                           Director of MSDW Distributors (since June, 1998); Chairman and Chief
                                           Executive Officer (since June, 1998) and Director (since January, 1998)
                                           of the Transfer Agent; Director of various MSDW subsidiaries; President of the Morgan Stanley Dean Witter Funds, the TCW/DW Funds and Discover
                                           Brokerage Index Series (since May, 1999); previously Chief Strategic
                                           Officer of the Investment Manager and MSDW Services Company and
                                           Executive Vice President of MSDW Distributors (April, 1997-June, 1998),
                                           Vice President of the Morgan Stanley Dean Witter Funds, the TCW/DW
                                           Funds and Discover Brokerage Index Series (May, 1997-April, 1999), an
                                           Executive Vice President of Dean Witter, Discover & Co.
Barry Fink (44)                            Senior Vice President (since March, 1997) and Secretary and General
Vice President,                            Counsel (since February, 1997) and Director (since July, 1998) of the
Secretary and General Counsel              Investment Manager and MSDW Services Company; Senior Vice President
Two World Trade Center                     (since March, 1997) and Assistant Secretary and Assistant General
New York, New York                         Counsel (since February, 1997) of MSDW Distributors; Assistant
                                           Secretary of Dean Witter Reynolds (since August, 1996); Vice President,
                                           Secretary and General Counsel of the Morgan Stanley Dean Witter Funds
                                           and the TCW/ DW Funds (since February, 1997); Vice President, Secretary and General Counsel of Discover Brokerage Index Series; previously
                                           First Vice President (June, 1993-February, 1997), Vice President and
                                           Assistant Secretary and Assistant General Counsel of the Investment
                                           Manager and MSDW Services Company and Assistant Secretary of the Morgan
                                           Stanley Dean Witter Funds and the TCW/DW Funds.
Peter M. Avelar (40)                       Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Mark Bavoso (38)                           Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Edward F. Gaylor (57)                      Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Rajesh K. Gupta (38)                       Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Peter Hermann (39)                         Vice President of the Investment Manager (since May, 1995) and
Vice President                             portfolio manager with the Investment Manager (since March, 1994); Vice
Two World Trade Center                     President of various Morgan Stanley Dean Witter Funds.
New York, New York
Anita H. Kolleeny (43)                     Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Paula LaCosta (47)                         Vice President of the Investment Manager; Vice President of various
Vice President                             Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Jonathan R. Page (52)                      Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Guy G. Rutherfurd Jr. (59)                 Senior Vice President of the Investment Manager (since February 1997);
Vice President                             Vice President of various Morgan Stanley Dean Witter Funds; formerly
Two World Trade Center                     Executive Vice President and Chief Investment Officer of Nomura Asset
New York, New York                         Management (U.S.A.) Inc. (May, 1992-February, 1997).
Rochelle G. Siegel (50)                    Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Anne Pickrell (45)                         Vice President of the Investment Manager (since April, 1996); Vice
Vice President                             President of various Morgan Stanley Dean Witter Funds; previously
Two World Trade Center                     Assistant Vice President of the Investment Manager.
New York, New York
Peter J. Seeley (49)                       Vice President of the Investment Manager (since April, 1996); Vice
Vice President                             President of various Morgan Stanley Dean Witter Funds; previously
Two World Trade Center                     Senior Fixed-Income Portfolio Manager with the Investment Manager
New York, New York                         (July, 1994-April, 1996) and prior thereto Senior Vice President of
                                           Nikko Capital Management (October, 1992-June, 1994).
Paul D. Vance (63)                         Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Jayne Stevlingson (39)                     Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Alice S. Weiss (50)                        Vice President of MSDW Advisors; Vice President of various Morgan
Vice President                             Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Philip A. Barach (46)                      Managing director of TCW Funds Management, Inc.; Managing Director,
Vice President                             Mortgage-Backed Securities of Trust Company of the West and TCW Asset
865 South Figueroa Street                  Management Company; Vice President of various TCW/DW Funds.
Los Angeles, California
James M. Goldberg (53)                     Managing Director of TCW Funds Management, Inc.; Managing Director and
Vice President                             Chairman of the Fixed Income Policy Committee of Trust Company of the
865 South Figueroa Street                  West and TCW Asset Management Company; Vice President of various TCW/DW
Los Angeles, California                    Funds.
Jeffrey E. Gundlach (39)                   Group Managing Director of TCW Funds Management, Inc.; Managing
Vice President                             Director, Mortgage-Backed Securities of Trust Company of the West and
865 South Figueroa Street                  TCW Asset Management Company; Vice President of various TCW/DW Funds.
Los Angeles, California
Frederick E. Horton (40)                   Managing Director of TCW; previously Vice President of various TCW/DW
Vice President                             Funds.
865 South Figueroa Street
Los Angeles, California
Terence F. Mahony (56)                     Managing Director and Head of Emerging Markets Equities of TCW (since
Vice President                             April, 1996); previously Chief Investment Officer for Global Emerging
865 South Figueroa Street                  Markets at HSBC Asset Management (September, 1993-April, 1996).
Los Angeles, California
Michael P. Reilly (35)                     Managing Director of TCW; Vice President of various TCW/DW Funds.
Vice President
865 South Figueroa Street
Los Angeles, California
Armon Bar-Tur (29)                         Vice President of the Investment Manager (since February, 1999) and
Assistant Vice President                   Portfolio Manager with the Investment Manager (since October, 1996);
Two World Trade Center                     previously Assistant Vice President of the Investment Manager
New York, New York                         (February, 1998-February, 1999) and prior thereto Research Analyst with
                                           Merrill Lynch Asset Management (February, 1994-January, 1996).
Michelle Kaufman (34)                      Senior Vice President of the Investment Manager (since February, 1999)
Assistant Vice President                   and Portfolio Manager with the Investment Manager (since September,
Two World Trade Center                     1993); Vice President or Assistant Vice President of various Morgan
New York, New York                         Stanley Dean Witter Funds; previously Vice President of the Investment
                                           Manager (June, 1997-February, 1999) and prior thereto Assistant Vice
                                           President of the Investment Manager (May, 1995-June, 1997).
Thomas F. Caloia (53)                      First Vice President and Assistant Treasurer of the Investment Manager
Treasurer                                  and MSDW Services Company; Treasurer of the Morgan Stanley Dean Witter
Two World Trade Center                     Funds, the TCW/DW Funds and Discover Brokerage Index Series.
New York, New York


-------------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act.


    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, MSDW Distributors and the Transfer Agent and Director of the Transfer Agent, and JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, are Vice Presidents of the Fund.


    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO AND RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.


    The Independent Trustees are charged with recommending to the full Board approval of man-agement, advisory and administration contracts and distribution and underwriting agreements; continually reviewing Portfolio performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Portfolios.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1998.

                               FUND COMPENSATION

                                                                                                      AGGREGATE
                                                                                                    COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                                                         FROM THE FUND
-------------------------------------------------------------------------------------------------  ---------------
Michael Bozic....................................................................................     $   1,500
Edwin J. Garn....................................................................................         1,650
Wayne E. Hedien..................................................................................         1,650
Dr. Manuel H. Johnson............................................................................         1,600
Michael E. Nugent................................................................................         1,650
John L. Schroeder................................................................................         1,650

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                             FOR SERVICE AS
                                                              DIRECTOR OR                           TOTAL CASH
                                                              TRUSTEE AND                        COMPENSATION FOR
                                                               COMMITTEE       FOR SERVICE AS     SERVICES TO 85
                                                              MEMBER OF 85      TRUSTEE AND       MORGAN STANLEY
                                                             MORGAN STANLEY      COMMITTEE      DEAN WITTER FUNDS
                                                              DEAN WITTER       MEMBER OF 11      AND 11 TCW/DW
NAME OF INDEPENDENT TRUSTEE                                      FUNDS          TCW/DW FUNDS          FUNDS
----------------------------------------------------------  ----------------  ----------------  ------------------
Michael Bozic.............................................    $    120,150           --            $    120,150
Edwin J. Garn.............................................         132,450           --                 132,450
Wayne E. Hedien...........................................         132,350           --                 132,350
Dr. Manuel H. Johnson.....................................         128,400       $   62,331             190,781
Michael E. Nugent.........................................         132,450           62,131             194,581
John L. Schroeder.........................................         132,450           64,731             197,181

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such Trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 1998 and by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1998 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                                       FOR ALL ADOPTING FUNDS
                                -------------------------------------
                                   ESTIMATED
                                 CREDITED YEARS        ESTIMATED
                                 OF SERVICE AT       PERCENTAGE OF               RETIREMENT BENEFITS   ESTIMATED ANNUAL BENEFITS
                                   RETIREMENT           ELIGIBLE                 ACCRUED AS EXPENSES      UPON RETIREMENT FROM
NAME OF INDEPENDENT TRUSTEE       (MAXIMUM 10)        COMPENSATION              BY ALL ADOPTING FUNDS    ALL ADOPTING FUNDS(2)
------------------------------  ----------------   ------------------           ---------------------  --------------------------
Michael Bozic.................           10                 60.44%              $         22,377       $             52,250
Edwin J. Garn.................           10                 60.44                         35,225                     52,250
Wayne E. Hedien...............            9                 51.37                         41,978                     44,413
Dr. Manuel H. Johnson.........           10                 60.44                         14,047                     52,250
Michael E. Nugent.............           10                 60.44                         25,336                     52,250
John L. Schroeder.............            8                 50.37                         45,117                     44,343

------------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount, when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company owned all of the outstanding shares of the Fund for allocation to their respective separate accounts ("ACCOUNTS"), none of the Fund's Trustees was a Contract Owner under the Accounts, and the aggregate number of shares of each Portfolio of the Fund allocated to Contracts owned by the Fund's officers as a group was less than one percent of each Portfolio's outstanding shares.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER AND SUB-ADVISORS

    The Investment Manager to each Portfolio is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment

Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    The Sub-Advisor to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO is TCW Funds Management Inc., a subsidiary of The TCW Group Inc., whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW was retained to provide sub-advisory services to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO since the inception of each Portfolio.

    The Sub-Advisor to the GROWTH PORTFOLIO is Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW. MSDW Investment Management, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020. MSDW Investment Management was retained to provide sub-advisory services to the GROWTH PORTFOLIO effective March 2, 1998.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide each Portfolio administrative services, manage its business affairs and, other than with respect to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO, manage its investments, including the placing of orders for the purchase and sale of portfolio securities. With respect to the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO, the Investment Manager supervises these Portfolios' investments. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of each Portfolio determined as of the close of each business day:


NAME OF PORTFOLIO                                               INVESTMENT MANAGEMENT FEE RATES
-------------------------------------------  ---------------------------------------------------------------------
The Money Market Portfolio                   0.50% of net assets
The North American Government Securities     0.65% of net assets
Portfolio
The Diversified Income Portfolio             0.40% of net assets
The Balanced Growth Portfolio                0.60% of net assets
The Utilities Portfolio                      0.65% of net assets
The Dividend Growth Portfolio                0.625% of net assets up to $500 million;
                                             0.50% of net assets exceeding $500 million
                                             but not exceeding $1 billion; and
                                             0.475% of net assets exceeding $1 billion
The Value-Added Market Portfolio             0.50% of net assets
The Growth Portfolio                         0.80% of net assets
The American Opportunities Portfolio         0.625% of net assets up to $500 million;
                                             and 0.60% of net assets exceeding $500 million
The Mid-Cap Growth Portfolio                 0.75% of net assets
The Global Equity Portfolio                  1.0% of net assets
The Developing Growth Portfolio              0.50% of net assets
The Emerging Markets Portfolio               1.25% of net assets

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Investment Manager accrued compensation under the Management Agreement as follows:

                                                                  COMPENSATION ACCRUED FOR THE FISCAL YEAR ENDED
                                                                                   DECEMBER 31,
                                                                  ----------------------------------------------
NAME OF PORTFOLIO                                                      1996            1997            1998
----------------------------------------------------------------  --------------  --------------  --------------
The Money Market Portfolio......................................  $      288,326  $      463,709  $      492,661
The North American Government Securities Portfolio..............               0          30,048          41,048
The Diversified Income Portfolio................................          36,906         186,066         313,337
The Balanced Growth Portfolio...................................          54,817         422,583         554,456
The Utilities Portfolio.........................................         100,392         261,168         412,581
The Dividend Growth Portfolio...................................       1,015,687       2,477,416       3,794,294
The Value-Added Market Portfolio................................         196,612         540,475         797,292
The Growth Portfolio............................................           6,411         254,398         376,026
The American Opportunities Portfolio............................         473,945       1,082,276       1,802,876
The Mid-Cap Growth Portfolio....................................             N/A               0               0
The Global Equity Portfolio.....................................         179,010         852,703       1,158,905
The Developing Growth Portfolio.................................         155,982         355,267         401,774
The Emerging Markets Portfolio..................................               0         308,327         218,826
                                                                  --------------  --------------  --------------
    Total.......................................................  $    2,508,088  $    7,234,436  $   10,364,076
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------

    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

    Under a Sub-Advisory Agreement between TCW and the Investment Manager (the "TCW Sub-Advisory Agreement") respecting the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO, TCW provides these Portfolios with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. The Investment Manager pays TCW monthly compensation equal to 40% of the Investment Manager's fee, payable in respect of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO and the EMERGING MARKETS PORTFOLIO.

    Under a Sub-Advisory Agreement between MSDW Investment Management and the Investment Manager (the "MSDW Investment Management Sub-Advisory Agreement") respecting the GROWTH PORTFOLIO, MSDW Investment Management provides that Portfolio with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. The Investment Manager pays MSDW Investment Management monthly compensation equal to 40% of the Investment Manager's fee, payable in respect of the GROWTH PORTFOLIO.

    Prior to March 1998, the BALANCED GROWTH PORTFOLIO (then named the BALANCED PORTFOLIO) and the GROWTH PORTFOLIO (then named the CORE EQUITY PORTFOLIO) were sub-advised by TCW. In October 1997, TCW indicated its intention to resign as Sub-Advisor of these Portfolios and, on November 6, 1997, the Board of Trustees recommended that the Investment Manager assume the investment management advice and portfolio management function then being performed by TCW for BALANCED GROWTH PORTFOLIO and that the MSDW Investment Management Sub-Advisory Agreement be submitted to shareholders of the GROWTH PORTFOLIO (then named the CORE EQUITY PORTFOLIO) for approval. The shareholders of the GROWTH PORTFOLIO approved the MSDW Investment Management Sub-Advisory Agreement on February 26, 1998 and the agreement became effective on March 2, 1998, at which time TCW also resigned as Sub-Advisor of the GROWTH PORTFOLIO and the BALANCED GROWTH PORTFOLIO.

    Concurrent with the effectiveness of the MSDW Investment Management Sub-Advisory Agreement, the Investment Manager and the Fund amended the Management Agreement to reduce the fee paid by the Fund to the Investment Manager under the Agreement in respect of the BALANCED GROWTH PORTFOLIO from 0.75% to 0.60% of the Portfolio's average daily net assets and to reduce the fee paid by the Fund to the Investment Manager under the Agreement in respect of the GROWTH PORTFOLIO from 0.85% to 0.80% of the Portfolio's average daily net assets.

    On May 1, 1998, the Management Agreement was amended to lower the management fees charged on daily net assets of the Dividend Growth Portfolio in excess of $500 million to 0.50%.

    Effective May 1, 1999, the Management Agreement was amended to lower the management fees charged on daily net assets of the Dividend Growth Portfolio in excess of $1 billion to 0.475% and to lower the management fees charged on daily net assets of the American Opportunities Portfolio in excess of $500 million to 0.60%.

    The Investment Manager has undertaken to assume all expenses of the Mid-Cap Growth Portfolio (except for any brokerage fees) and to waive the compensation provided for the Portfolio in its Management Agreement with the Fund until such time as the Portfolio attains $50 million of net assets or until December 31, 1999, whichever occurs first. As of May 1, 1999, the Mid-Cap Growth Portfolio has not attained $50 million of net assets.


B. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES


    Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, THE EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. Each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, THE EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO has retained the Investment Manager to supervise the investment of its assets.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    The services provided by the Sub-Advisors are discussed above under "Investment Manager and Sub-Advisors."

    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Advisors for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, THE EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO under the TCW Sub-Advisory Agreement and the MSDW Investment Management Sub-Advisory Agreement, or by the Distributor, will be paid by the Portfolios. Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated based on the asset sizes of the Portfolios. The Portfolios' direct expenses include, but are not limited to: charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Fund under federal and state securities laws; shareholder servicing costs, charges and expenses of any outside service used for pricing of the Portfolios' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (or the Sub-Advisors) (not including compensation or expenses of attorneys who are employees of the Investment Manager (or the Sub-Advisors)); fees and expenses of the Fund's independent accountants; interest on Portfolio borrowings; and all other expenses attributable to a particular Portfolio.

    Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager (or the Sub-Advisors) or any corporate affiliate of the Investment Manager (or the Sub-Advisors); state franchise taxes; Securities and Exchange Commission fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size to the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.

    Each of the Management Agreement, the TCW Sub-Advisory Agreement and the MSDW Investment Management Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager and the Sub-Advisors, respectively, are not liable to the Fund or any of its investors (and, in the case of the TCW Sub-Advisory Agreement and the MSDW Investment Management Sub-Advisory Agreement, to the Investment Manager) for any act or omission or for any losses sustained by the Fund or its investors.


    Each of the Management Agreement and the Sub-Advisory Agreements will remain in effect from year to year provided continuance of the applicable Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.



C. OTHER SERVICE PROVIDERS


    (1) TRANSFER AGENT/DIVIDEND-DISBURSING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for each Portfolio's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

    (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286, is the Custodian of each Portfolio's assets other than those of the EMERGING MARKETS PORTFOLIO, and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO. The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the assets of the EMERGING MARKETS PORTFOLIO and grouping (1) of the DIVERSIFIED INCOME PORTFOLIO. Any Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

    (3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, of MSDW Investment Management and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, tabulating proxies and maintaining shareholder records and lists. For these services, the Transfer Agent receives a fee from each Portfolio and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager and, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the EMERGING MARKETS PORTFOLIO and the GROWTH PORTFOLIO, the Sub-Advisors, are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any.

Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. Certain securities (e.g., certain money market instruments) are purchased directly from an issuer, in which case no commissions or discounts are paid.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Portfolios paid brokerage commissions as follows:

                                                          BROKERAGE           BROKERAGE           BROKERAGE
                                                       COMMISSIONS PAID    COMMISSIONS PAID    COMMISSIONS PAID
                                                       FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
NAME OF PORTFOLIO                                       ENDED 12/31/96      ENDED 12/31/97      ENDED 12/31/98
----------------------------------------------------  ------------------  ------------------  ------------------
Diversified Income Portfolio........................    $          413      $        1,875      $          500
Balanced Growth Portfolio...........................            26,227              52,983             138,374
Utilities Portfolio.................................            28,391              23,494              29,288
Dividend Growth Portfolio...........................           288,011             420,488             593,695
Value-Added Market Portfolio........................            39,218              48,470              52,338
Growth Portfolio....................................            19,971              45,268             187,650
American Opportunities Portfolio....................           313,876             764,656           1,391,379
Mid-Cap Growth Portfolio............................                --              23,517             131,466
Global Equity Portfolio.............................           243,803             433,239             443,043
Developing Growth Portfolio.........................            91,128             143,389             217,634
Emerging Markets Portfolio..........................           106,025             140,267             123,716
                                                      ------------------  ------------------  ------------------
    Total...........................................    $    1,157,063      $    2,097,646      $    3,309,083
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------

B. COMMISSIONS

    Pursuant to an order of the SEC, the Portfolios may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Portfolios will limit their transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended December 31, 1996 and 1997 the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:

                                                                                     BROKERAGE COMMISSIONS
                                                                                              PAID
                                                                                    TO DEAN WITTER REYNOLDS
                                                                                     FOR FISCAL YEAR ENDED
                                                                                    ------------------------
NAME OF PORTFOLIO                                                                    12/31/96     12/31/97
----------------------------------------------------------------------------------  -----------  -----------
Balanced Growth Portfolio.........................................................  $     5,464  $     4,707
Utilities Portfolio...............................................................       25,530       15,600
Dividend Growth Portfolio.........................................................      173,213      148,680
Growth Portfolio..................................................................        4,616        3,655
American Opportunities Portfolio..................................................      108,676       73,465
Mid-Cap Growth Portfolio..........................................................          N/A        9,511
Global Equity Portfolio...........................................................       28,026       38,917
Developing Growth Portfolio.......................................................       28,536       27,638
                                                                                    -----------  -----------
    Total.........................................................................  $   374,061  $   322,173
                                                                                    -----------  -----------
                                                                                    -----------  -----------

    For the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:

                                                                                                 PERCENTAGE OF
                                                                                               AGGREGATE DOLLAR
                                                                                              AMOUNT OF EXECUTED
                                                                           PERCENTAGE OF        TRADES ON WHICH
                                                      BROKERAGE         AGGREGATE BROKERAGE        BROKERAGE
                                                 COMMISSIONS PAID TO      COMMISSIONS FOR      COMMISSIONS WERE
                                                 DWR FOR FISCAL YEAR     FISCAL YEAR ENDED      PAID FOR FISCAL
NAME OF PORTFOLIO                                   ENDED 12/31/98           12/31/98         YEAR ENDED 12/31/98
-----------------------------------------------  --------------------  ---------------------  -------------------
Balanced Growth Portfolio......................      $     31,211                22.56%                26.68%
Utilities Portfolio............................            15,178                51.82                 61.64
Dividend Growth Portfolio......................           112,033                18.87                 24.14
American Opportunities Portfolio...............            92,265                 3.04                  7.15
Mid-Cap Growth Portfolio.......................            12,282                 9.34                 13.00
Global Equity Portfolio........................            13,946                 3.15                  8.28
Developing Growth Portfolio....................            25,879                11.89                 17.53
                                                       ----------
    Total......................................      $    302,784
                                                       ----------
                                                       ----------

    During the period June 1 through December 31, 1997, the Portfolios paid brokerage commissions to Morgan Stanley & Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc., as follows:

                                                                                    BROKERAGE COMMISSIONS PAID TO
                                                                                   MORGAN STANLEY & CO. FOR FISCAL
NAME OF PORTFOLIO                                                                        YEAR ENDED 12/31/97
---------------------------------------------------------------------------------  -------------------------------
Balanced Growth Portfolio........................................................            $       165
Dividend Growth Portfolio........................................................                 11,150
Growth Portfolio.................................................................                    135
American Opportunities Portfolio.................................................                 27,095
Mid-Cap Growth Portfolio.........................................................                    850
Global Equity Portfolio..........................................................                  3,141
Developing Growth Portfolio......................................................                  2,758
Emerging Markets Portfolio.......................................................                  3,274
                                                                                              ----------
    Total........................................................................            $    48,568
                                                                                              ----------
                                                                                              ----------

    For the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:

                                                                                                PERCENTAGE OF
                                                                                               AGGREGATE DOLLAR
                                                                                              AMOUNT OF EXECUTED
                                                                          PERCENTAGE OF        TRADES ON WHICH
                                             BROKERAGE COMMISSIONS     AGGREGATE BROKERAGE        BROKERAGE
                                            PAID TO MORGAN STANLEY &     COMMISSIONS FOR       COMMISSIONS WERE
                                              CO. FOR FISCAL YEAR       FISCAL YEAR ENDED    PAID FOR FISCAL YEAR
NAME OF PORTFOLIO                                ENDED 12/31/98             12/31/98            ENDED 12/31/98
------------------------------------------  ------------------------  ---------------------  --------------------
Balanced Growth Portfolio.................        $      7,785                   5.63%                  5.92%
Utilities Portfolio.......................                 250                   0.85                   1.48
Dividend Growth Portfolio.................              80,317                  13.53                  13.33
Growth Portfolio..........................                  45                   0.02                   0.03
American Opportunities Portfolio..........             185,891                  13.36                  14.86
Mid-Cap Growth Portfolio..................               9,208                   7.00                   7.11
Global Equity Portfolio...................               9,579                   2.16                   3.28
Developing Growth Portfolio...............              10,445                   4.80                   4.70
Emerging Markets Portfolio................               2,855                   2.31                   2.41
                                                    ----------
    Total.................................        $    306,375
                                                    ----------
                                                    ----------

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for the Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager (or, if applicable, the Sub-Advisors) from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager (or, if applicable, the Sub-Advisors) relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement each Portfolio's policies, the Investment Manager (or, if applicable, the Sub-Advisors) effects transactions with those brokers and dealers who the Investment Manager (or, if applicable, the Sub-Advisors) believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager (or, if applicable, the Sub-Advisors) believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager (or, if applicable, the Sub-Advisors). The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager (or, if applicable, the Sub-Advisors) from brokers and dealers may be of benefit to the Investment Manager (or, if applicable, the Sub-Advisors) in the management of accounts of some of its other clients and may not in all cases benefit a Portfolio directly.

    The Investment Manager and the Sub-Advisors currently serve as investment advisors to a number of clients, including other investment companies, and may in the future act as investment advisors to others. It is the practice of the Investment Manager (or, if applicable, the Sub-Advisors) to cause purchase and sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager (or, if applicable, the Sub-Advisors) utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                                                                                       AGGREGATE DOLLAR AMOUNT OF
                                                      BROKERAGE COMMISSIONS DIRECTED     TRANSACTIONS FOR WHICH
                                                        IN CONNECTION WITH RESEARCH    SUCH COMMISSIONS WERE PAID
                                                       SERVICES PROVIDED FOR FISCAL      FOR FISCAL YEAR ENDED
NAME OF PORTFOLIO                                           YEAR ENDED 12/31/98                 12/31/98
----------------------------------------------------  -------------------------------  --------------------------
Balanced Growth Portfolio...........................           $      85,262               $       79,556,073
Utilities Portfolio.................................                  13,860                        6,622,402
Dividend Growth Portfolio...........................                 392,734                      353,128,190
Growth Portfolio....................................                  65,030                       62,956,632
American Opportunities Portfolio....................               1,100,010                      901,072,488
Mid-Cap Growth Portfolio............................                  44,457                       55,473,992
Global Equity Portfolio.............................                 415,826                      149,450,997
Developing Growth Portfolio.........................                 472,321                       56,497,243
Emerging Markets Portfolio..........................                 119,199                       26,471,631
                                                                 -----------           --------------------------
    Total...........................................           $   2,708,699               $    1,691,229,648
                                                                 -----------           --------------------------
                                                                 -----------           --------------------------

E. REGULAR BROKER-DEALERS

    During the fiscal year ended December 31, 1998, the BALANCED GROWTH PORTFOLIO purchased bonds issued by Bear Stearns Co., Inc., the DIVIDEND GROWTH PORTFOLIO purchased common stock issued by Bank America Corp., the VALUE ADDED MARKET PORTFOLIO purchased common stock issued by The Bank of New York, Bank America Corp. and Chase Manhattan Corp., and the AMERICAN OPPORTUNITIES PORTFOLIO purchased common stock issued by Lehman Brothers Inc. and Merrill Lynch & Co., Inc., which issuers were among the ten brokers or the ten dealers that executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the year.

    At December 31, 1998, the BALANCED GROWTH PORTFOLIO held bonds issued by Merrill Lynch & Co., Inc. with a market value of $151,662, the DIVIDEND GROWTH PORTFOLIO held common stock issued by Bank America Corp. with a market value of $17,436,250, the VALUE ADDED MARKET PORTFOLIO held common stock issued by The Bank of New York, Bank America Corp. and Chase Manhattan Corp. with market values of $402,500, $384,800 and $367,537, respectively, and the AMERICAN OPPORTUNITIES PORTFOLIO held common stock issued by Merrill Lynch & Co., Inc., Lehman Brothers Holdings, Inc. and The Bank of New York with market values of $3,324,150, $1,044,281 and $1,549,625, respectively.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund's shares of beneficial interest are divided currently into thirteen separate Portfolios.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional Portfolios and additional classes of shares within any Portfolio.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account established to fund the benefits under either a flexible premium deferred variable annuity Contract or a flexible premium variable life insurance Contract in accordance with instructions from the owners of such Contracts. Shareholders of all Portfolios vote for a single set of Trustees. All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 20, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio.

    With respect to the submission to shareholder vote of a matter requiring separate voting by Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that:
(1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered (and how they are redeemed) is provided in the Fund's Prospectus.

B. OFFERING PRICE

    The price of each Portfolio shares, called "net asset value," is based on the value of the Portfolio's securities.

    The MONEY MARKET PORTFOLIO, however, utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the MONEY MARKET PORTFOLIO would receive if it sold the investment. During such periods, the yield to investors in the MONEY MARKET PORTFOLIO may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the MONEY MARKET PORTFOLIO would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the MONEY MARKET PORTFOLIO and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "RULE") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the MONEY MARKET PORTFOLIO) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the MONEY MARKET PORTFOLIO'S capital the necessary shares that represent the amount of excess upon such determination. Each Contract Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the MONEY MARKET PORTFOLIO.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the MONEY MARKET PORTFOLIO'S interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) a security: (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligations within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be subcategories or gradations indicating relative standing); or (iii) an unrated security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the Trustees. The MONEY MARKET PORTFOLIO will limit its investments to securities that meet the requirements for Eligible Securities including the required ratings by S&P or Moody's.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.


    The Rule further requires that the Money Market Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.


    If the Trustees determine that it is no longer in the best interests of the MONEY MARKET PORTFOLIO and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.

    In the calculation of a Portfolio's net asset value (other than for the MONEY MARKET PORTFOLIO): (1) an equity security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or if applicable, the Sub-Advisor) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case the securities will be valued at their fair value as determined by the Trustees.

    Certain of the Portfolios' securities (other than securities of the MONEY MARKET PORTFOLIO) may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Portfolios' shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE PORTFOLIOS AND SHAREHOLDERS
--------------------------------------------------------------------------------

    Each of the Portfolios is treated as a separate entity for federal tax purposes. Each of the Portfolios intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each of the Portfolios will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders. Each of the Portfolios generally intends to distribute sufficient income and gains so that each of the Portfolios will not pay corporate income tax on its earnings.

    Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Treasury Department has issued regulations prescribing these diversification requirements. Each Portfolio intends to comply with these requirements.

    Information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance Contracts is contained in the accompanying prospectus for the applicable Contract.


X. CALCULATION OF PERFORMANCE DATA

--------------------------------------------------------------------------------

    The annualized current yield of the MONEY MARKET PORTFOLIO, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge which reflects deductions from shareholder accounts (such as management fees), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The MONEY MARKET PORTFOLIO'S annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the based period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the MONEY MARKET PORTFOLIO in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the MONEY MARKET PORTFOLIO and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

    Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Portfolio's yield fluctuates. Furthermore, the quoted yield does not reflect charges which may be imposed on the Contracts by the applicable Account and therefore is not equivalent to total return under a Contract. (For a description of such charges, see the Prospectus for the Contracts which accompanies the PROSPECTUS for the Fund.)

    The current yield of the MONEY MARKET PORTFOLIO for the seven days ending December 31, 1998 was 4.71%. The Fund's effective annualized yield for the seven days ending December 31, 1998 was 4.82%, assuming daily compounding.

    From time to time the Fund may quote the "yield" of each of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, the DIVERSIFIED INCOME PORTFOLIO, and the BALANCED GROWTH PORTFOLIO in advertising and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Portfolio's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the net asset value per share on the last day of the period multiplied by the average number of Portfolio shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the yield quoted. For the 30-day period ended December 31, 1998, the yield of the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO, calculated pursuant to this formula, was 4.94%, the yield of the DIVERSIFIED INCOME PORTFOLIO, calculated pursuant to this formula, was 8.26%, and the yield of the BALANCED GROWTH PORTFOLIO, calculated pursuant to this formula, was 2.83%.

    From time to time the Fund may quote the "total return" of each Portfolio in advertising and sales literature. A Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the performance quoted. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    The average annual total returns for each Portfolio (other than the MID-CAP GROWTH PORTFOLIO) for the period from November 9, 1994 (commencement of operations) through December 31, 1998 and for the fiscal year ended December 31, 1998 were 5.39% and 5.16%, respectively, for the MONEY MARKET PORTFOLIO; 5.20% and 4.28%, respectively, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO; 7.18% and 4.22%, respectively, for the DIVERSIFIED INCOME PORTFOLIO; 16.65% and 14.41%, respectively, for the BALANCED GROWTH PORTFOLIO; 20.44% and 22.23%, respectively, for the UTILITIES PORTFOLIO; 26.33% and 19.73%, respectively, for the DIVIDEND GROWTH PORTFOLIO; 19.65% and 12.19%, respectively, for the VALUE-ADDED MARKET PORTFOLIO; 17.69% and 13.22%, respectively, for the GROWTH PORTFOLIO; 27.40% and 30.78%, respectively, for the AMERICAN OPPORTUNITIES PORTFOLIO; 11.69% and 15.11%, respectively, for the GLOBAL EQUITY PORTFOLIO; 20.34% and 9.04%, respectively, for the DEVELOPING GROWTH PORTFOLIO; and -3.96% and -29.03%, respectively, for the EMERGING MARKETS PORTFOLIO. The average annual total return for the MID-CAP GROWTH PORTFOLIO for the year ended December 31, 1998 and for the period from January 21, 1997 (commencement of the Portfolio's operations) through December 31, 1998 were 5.67% and 10.98%, respectively.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by an Account. The Fund may also compute the aggregate total returns of the Portfolios for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any charges imposed on the Contracts by the applicable Account) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for each Portfolio (other than the MID-CAP GROWTH PORTFOLIO) for the period from November 9, 1994 (commencement of operations) through December 31, 1998 and for the fiscal year ended December 31, 1998 were 24.28% and 5.16%, respectively, for the MONEY MARKET PORTFOLIO; 23.37% and 4.28%, respectively, for the NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO; 33.28% and 4.22%, respectively, for the DIVERSIFIED INCOME PORTFOLIO; 89.26% and 14.41%, respectively, for the BALANCED GROWTH PORTFOLIO; 116.09% and 22.23%, respectively, for the UTILITIES PORTFOLIO; 163.29% and 19.73%, respectively, for the DIVIDEND GROWTH PORTFOLIO; 110.28% and 12.19%, respectively, for the VALUE-ADDED MARKET PORTFOLIO; 96.36% and 13.22%, respectively, for the GROWTH PORTFOLIO; 172.66% and 30.78%, respectively, for the AMERICAN OPPORTUNITIES

PORTFOLIO; 58.09% and 15.11%, respectively, for the GLOBAL EQUITY PORTFOLIO; 115.30% and 9.04%, respectively, for the DEVELOPING GROWTH PORTFOLIO; and -15.42% and -29.03%, respectively, for the EMERGING MARKETS PORTFOLIO. Applying the same calculation, the total returns for the MID-CAP GROWTH PORTFOLIO for the year ended December 31, 1998 and for the period from January 21, 1997 (commencement of the Portfolio's operations) through December 31, 1998 were 5.67% and 22.41%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Portfolio of the Fund at inception (January 21, 1997 in the case of the MID-CAP GROWTH PORTFOLIO and November 9, 1994 in the case of each of the other Portfolios) of the Portfolio would have grown (or declined) to the following amounts at December 31, 1998:

                                                                                 INVESTMENT AT COMMENCEMENT OF
                                                                                         OPERATIONS OF
                                                                              -----------------------------------
NAME OF PORTFOLIO                                                              $10,000     $50,000     $100,000
----------------------------------------------------------------------------  ---------  -----------  -----------
Money Market Portfolio......................................................  $  12,428  $    62,140  $   124,280
North American Government Securities Portfolio..............................     12,337       61,685      123,370
Diversified Income Portfolio................................................     13,328       66,640      133,280
Balanced Growth Portfolio...................................................     18,926       94,630      189,260
Utilities Portfolio.........................................................     21,609      108,045      216,090
Dividend Growth Portfolio...................................................     26,329      131,645      263,290
Value-Added Market Portfolio................................................     21,028      105,140      210,280
Growth Portfolio............................................................     19,636       98,180      196,360
American Opportunities Portfolio............................................     27,266      136,330      272,660
Mid-Cap Growth Portfolio....................................................     12,241       61,205      122,410
Global Equity Portfolio.....................................................     15,809       79,045      158,090
Developing Growth Portfolio.................................................     21,530      107,650      215,300
Emerging Markets Portfolio..................................................      8,458       42,290       84,580

    The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by recognized organizations.


XI. FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

                                                                     ANNUALIZED
PRINCIPAL                                                             YIELD ON
AMOUNT IN                                                             DATE OF        MATURITY
THOUSANDS                                                             PURCHASE         DATE            VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (64.6%)
           ALUMINUM (0.8%)
$    950   Aluminum Co. of America.................................    5.16%         02/25/99       $    942,598
                                                                                                    ------------
           BANKING (4.9%)
   1,500   Mellon Financial Co.....................................     5.12         03/19/99          1,483,798
   1,600   Morgan (J.P.) & Co. Inc.................................     5.52         01/08/99          1,598,317
   2,790   Wells Fargo & Co........................................  5.14-5.36   02/11/99-03/12/99     2,767,367
                                                                                                    ------------
                                                                                                       5,849,482
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL/EQUIPMENT/TRUCKS (1.8%)
   2,220   Caterpillar Financial Services Ltd......................  5.19-5.44   01/04/99-02/12/99     2,215,963
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (4.9%)
   5,950   General Electric Capital Corp...........................  5.15-5.65   01/19/99-03/22/99     5,903,918
                                                                                                    ------------
           FINANCE COMPANIES (4.7%)
   1,700   Ciesco, L.P.............................................     5.27         02/05/99          1,691,406
   1,300   CIT Group Holdings, Inc.................................     5.24         03/15/99          1,286,424
   2,625   Norwest Financial Inc...................................  5.29-5.50   02/03/99-02/04/99     2,611,975
                                                                                                    ------------
                                                                                                       5,589,805
                                                                                                    ------------
           FINANCE - AUTOMOTIVE (18.0%)
   6,000   American Honda Finance Corp.............................  5.14-5.51   01/11/99-02/11/99     5,983,051
   1,925   Daimler-Benz North America Corp.........................  5.05-5.12   03/08/99-04/20/99     1,899,926
   6,035   Ford Motor Credit Co....................................  5.14-5.31   01/22/99-02/18/99     6,006,569
   6,315   General Motors Acceptance Corp..........................   5.15-527   01/06/99-02/09/99     6,300,199
   1,500   Toyota Motor Credit Corp................................     5.16         01/08/99          1,498,513
                                                                                                    ------------
                                                                                                      21,688,258
                                                                                                    ------------
           FINANCE - CONSUMER (3.9%)
   1,635   Avco Financial Services, Inc............................     5.20         02/16/99          1,624,241
   1,060   Household Finance Corp..................................     5.71         01/07/99          1,058,993
   2,000   Household Finance Corp..................................     5.20         02/22/99          1,985,122
                                                                                                    ------------
                                                                                                       4,668,356
                                                                                                    ------------
           INSURANCE (2.4%)
   2,905   American General Finance Corp...........................  5.15-5.22   03/05/99-03/09/99     2,878,166
                                                                                                    ------------
           INTERNATIONAL BANKS (16.3%)
   1,500   ABN-AMRO North America Finance Inc......................     5.17         03/30/99          1,481,300
   2,000   Abbey National North America Corp.......................     5.27         01/06/99          1,998,550

                       SEE NOTES TO FINANCIAL STATEMENTS

MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

                                                                     ANNUALIZED
PRINCIPAL                                                             YIELD ON
AMOUNT IN                                                             DATE OF        MATURITY
THOUSANDS                                                             PURCHASE         DATE            VALUE
----------------------------------------------------------------------------------------------------------------
$  2,000   ANZ (DE) Inc............................................    6.66%         01/06/99       $  1,998,153
   1,785   Canadian Imperial Holdings Inc..........................     5.25         02/02/99          1,776,781
   2,015   CommerzBank U.S. Finance Inc............................     5.24         02/04/99          2,005,104
   1,745   Dresdner U.S. Finance Inc...............................     5.50         01/05/99          1,743,938
   2,000   Internationale Nederlanden (U.S.) Funding Corp..........     5.16         02/23/99          1,985,013
   1,200   Societe Generale N.A. Inc...............................     5.53         01/12/99          1,198,013
   3,365   Toronto-Dominion Holdings USA Inc.......................  5.45-5.71   01/19/99-01/28/99     3,353,080
   1,500   UBS Finance (DE) Inc....................................     5.29         01/05/99          1,499,130
     550   WestPac Capital Corp....................................     5.57         01/13/99            548,983
                                                                                                    ------------
                                                                                                      19,588,045
                                                                                                    ------------
           RETAIL (4.9%)
   4,550   Sears Roebuck Acceptance Corp...........................  5.24-5.35   01/25/99-02/19/99     4,525,254
   1,400   Sears Roebuck Acceptance Corp...........................    5.303         03/08/99          1,386,525
                                                                                                    ------------
                                                                                                       5,911,779
                                                                                                    ------------
           UTILITIES (2.0%)
   2,425   National Rural Utilities Cooperative Finance Corp.......     5.43         01/26/99          2,416,024
                                                                                                    ------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $77,652,394)...........................................................    77,652,394
                                                                                                    ------------

           BANKERS' ACCEPTANCES (0.8%)
           MAJOR BANKS
   1,000   Bank of America NT & SA (AMORTIZED COST $993,467).......     4.93         02/18/99            993,467
                                                                                                    ------------

           CERTIFICATES OF DEPOSIT (4.3%)
           MAJOR BANKS
   2,000   Chase Manhattan Bank....................................     5.25         01/14/99          2,000,000
   1,800   Chase Manhattan Bank (USA)..............................     5.12         02/24/99          1,800,000
   1,400   Mellon Bank, N.A........................................     5.13         02/12/99          1,400,000
                                                                                                    ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (AMORTIZED COST $5,200,000)............................................................     5,200,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

                                                                     ANNUALIZED
PRINCIPAL                                                             YIELD ON
AMOUNT IN                                                             DATE OF        MATURITY
THOUSANDS                                                             PURCHASE         DATE            VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM BANK NOTES (6.7%)
           MAJOR BANKS (6.7%)
$  2,000   F.C.C. National Bank....................................    5.07%         04/13/99       $  2,000,000
   2,000   First Union National Bank...............................     5.65         01/20/99          2,000,000
   2,000   La Salle National Bank..................................     5.60         02/10/99          2,000,000
   2,000   NationsBank, N.A........................................     5.12         03/17/99          2,000,000
                                                                                                    ------------

           TOTAL SHORT-TERM BANK NOTES
           (AMORTIZED COST $8,000,000)............................................................     8,000,000
                                                                                                    ------------

           U.S. GOVERNMENT AGENCIES (24.4%)
   3,652   Federal Farm Credit Bank................................  4.82-5.56   04/27/99-12/24/99     3,550,337
   1,576   Federal Home Loan Banks.................................  5.46-5.55   01/15/99-06/28/99     1,551,169
   6,790   Federal Home Loan Mortgage Corp.........................  4.91-5.15   02/26/99-05/25/99     6,714,230
  17,756   Federal National Mortgage Assoc.........................  4.87-5.58   01/11/99-09/22/99    17,439,041
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $29,254,777)...........................................................    29,254,777
                                                                                                    ------------

TOTAL INVESTMENTS
(AMORTIZED COST $121,100,638) (a).........................................................  100.8 %   121,100,638

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.8)       (915,810)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 120,184,828
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH AMERICAN GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
 AMOUNT
   IN                                                                         COUPON    MATURITY
THOUSANDS                                                                      RATE       DATE       VALUE
-------------------------------------------------------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS (7.8%)
          U.S. Treasury Note
$  200    .................................................................     5.50 % 02/28/99    $  200,240
   150    .................................................................     5.50   04/15/00       151,583
   100    .................................................................     6.00   08/15/99       100,825
   200    .................................................................     6.375  05/15/99       201,236
                                                                                                   ----------
          TOTAL U.S. GOVERNMENT OBLIGATIONS
          (IDENTIFIED COST $650,671).............................................................     653,884
                                                                                                   ----------

          MORTGAGE-BACKED SECURITIES (35.2%)
          Federal Home Loan Mortgage Corp. PC Gold
    55    .................................................................     5.50   11/01/00        54,650
    28    .................................................................     6.00   11/01/99        27,780
     3    .................................................................     7.00   07/01/00         3,389
   233    .................................................................     7.00   09/01/17       237,982
   416    .................................................................     7.00   02/01/28       423,844
    56    .................................................................     7.50   05/01/11        57,246
   107    .................................................................     7.50   06/01/11       109,638
    84    .................................................................     7.50   08/01/11        85,959
          Federal National Mortgage Assoc.
    52    .................................................................     6.00   09/01/00        51,333
    46    .................................................................     6.50   07/01/02        46,063
    43    .................................................................     7.00   06/01/02        43,486
    25    .................................................................     7.00   10/01/02        25,294
    79    .................................................................     7.00   01/01/03        80,506
   105    .................................................................     7.362  12/01/26       106,516
    15    .................................................................     7.42   09/01/26        15,276
    16    .................................................................     7.575  07/01/24        16,400
    18    .................................................................     7.60   04/01/27        18,045
   239    .................................................................     7.623  03/01/27       239,969
    17    .................................................................     7.69   05/01/27        16,622
   138    .................................................................     7.75   01/01/22       139,043
          Government National Mortgage Assoc. II
   215    .................................................................     6.625  07/20/27       217,109
   217    .................................................................     6.625  08/20/27       219,086
    86    .................................................................     6.875  02/20/23        87,163
    43    .................................................................     6.875  06/20/25        43,293
    41    .................................................................     6.875  01/20/26        41,008
    38    .................................................................     6.875  05/20/26        37,938
   500    .................................................................     7.50   12/20/28       512,656
                                                                                                   ----------

          TOTAL MORTGAGE-BACKED SECURITIES
          (IDENTIFIED COST $2,945,445)...........................................................   2,957,294
                                                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH AMERICAN GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
 AMOUNT
   IN                                                                         COUPON    MATURITY
THOUSANDS                                                                      RATE       DATE       VALUE
-------------------------------------------------------------------------------------------------------------
          SHORT-TERM INVESTMENTS (56.9%)
          U.S. GOVERNMENT AGENCIES (a) (52.4%)
          Federal Farm Credit Bank
$  300    .................................................................     5.03 % 01/12/99    $  299,539
   600    .................................................................     5.06   01/07/99       599,494
   200    .................................................................     5.11   01/21/99       199,432
          Federal Home Loan Banks
   250    .................................................................     5.00   01/06/99       249,826
   700    .................................................................     5.03   01/20/99       698,142
   300    .................................................................     5.10   01/13/99       299,490
          Federal Home Loan Mortgage Corp.
   250    .................................................................     4.50   01/04/99       249,906
   100    .................................................................     4.95   01/06/99        99,931
   600    .................................................................     5.08   01/06/99       599,577
   300    .................................................................     5.09   01/07/99       299,746
   300    .................................................................     5.11   01/06/99       299,787
          Federal National Mortgage Assoc.
   250    .................................................................     5.04   02/05/99       248,775
   254    .................................................................     5.12   01/15/99       253,494
                                                                                                   ----------

          TOTAL U.S. GOVERNMENT AGENCIES
          (AMORTIZED COST $4,397,139)............................................................   4,397,139
                                                                                                   ----------

          REPURCHASE AGREEMENT (4.5%)
   373    The Bank of New York (dated 12/31/98; proceeds $373,365) (b)
            (IDENTIFIED COST $373,199).....................................     4.00   01/04/99       373,199
                                                                                                   ----------

          TOTAL SHORT-TERM INVESTMENTS
          (IDENTIFIED COST $4,770,338)...........................................................   4,770,338
                                                                                                   ----------

TOTAL INVESTMENTS
(IDENTIFIED COST $8,366,454) (c)............................................................   99.9 %   8,381,516

OTHER ASSETS IN EXCESS OF LIABILITIES.......................................................    0.1         7,706
                                                                                              ------  -----------

NET ASSETS..................................................................................  100.0 % $ 8,389,222
                                                                                              ------  -----------
                                                                                              ------  -----------

---------------------

(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $367,790 U.S. Treasury Note 5.875% due 02/15/00 valued at $380,663.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $25,693 and the aggregate gross unrealized depreciation is $10,631, resulting in net unrealized appreciation of $15,062.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           GOVERNMENT & CORPORATE BONDS (94.5%)
           FOREIGN (19.8%)
           AUSTRALIA (0.1%)
           CABLE TELEVISION
$     1,300 Australis Holdings Property
             Ltd. (a).....................  15.00++%            11/01/02             $    65,000
        3  Australis Media Ltd. (a).......  15.75++             05/15/03                      33
                                                                                     -----------

           TOTAL AUSTRALIA.........................................................       65,033
                                                                                     -----------

           CANADA (1.0%)
           CELLULAR TELEPHONE (0.5%)
      500  Clearnet Communications Inc....  14.75++             12/15/05                 430,000
                                                                                     -----------
           FOODS & BEVERAGES (0.2%)
      250  Sparkling Spring Water.........  11.50               11/15/07                 242,500
                                                                                     -----------
           INDUSTRIAL SPECIALTIES (0.1%)
      750  International Semi-Tech
             Microelectronics.............  11.50++             08/15/03                  82,500
                                                                                     -----------
           TELECOMMUNICATIONS (0.2%)
      200  MetroNet Communications Corp...  12.00               08/15/07                 217,500
                                                                                     -----------

           TOTAL CANADA............................................................      972,500
                                                                                     -----------

           DENMARK (4.8%)
           GOVERNMENT OBLIGATION
DKK 26,000 Kingdom of Denmark.............   8.00               11/15/01               4,516,625
                                                                                     -----------

           EUROPE (2.1%)
           EXTRA GOVERNMENTAL INSTITUTIONS - BANKING
ECU   500  Council of Europe..............   6.375              11/14/01                 631,556
    1,100  European Investment Bank (b)...   6.00               04/04/01               1,361,130
                                                                                     -----------

           TOTAL EUROPE............................................................    1,992,686
                                                                                     -----------

           FINLAND (0.4%)
           FINANCIAL SERVICES
GBP   200  Finnish Export Credit Corp.
             (b)..........................   6.75               12/29/00                 336,708
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           FRANCE (1.0%)
           GOVERNMENT OBLIGATIONS
ECU   500  French Treasury Note...........   4.00%              07/12/00             $   592,965
      250  Societe Nationale des Chemins
             de Fer de France.............   9.375              03/12/01                 329,925
                                                                                     -----------

           TOTAL FRANCE............................................................      922,890
                                                                                     -----------

           GERMANY (1.4%)
           SMALLER BANKS
      500  Bayerische Hypotheken Bank.....   7.00               12/22/00                 623,100
GBP   150  Bayerische Hypotheken Bank
             (b)..........................   6.75               12/30/99                 250,059
      100  Bayerische Vereins Bank (b)....   7.50               12/27/00                 170,532
      150  Deutsche Siedlungs Bank........   7.50               12/27/00                 255,796
                                                                                     -----------

           TOTAL GERMANY...........................................................    1,299,487
                                                                                     -----------

           NETHERLANDS (0.5%)
           SMALLER BANKS (0.3%)
GBP   176  Baden Wurt L-Finance...........   7.75               12/14/00                 301,514
                                                                                     -----------
           TELECOMMUNICATIONS (0.2%)
$     200  Versatel Telecommunications
             BV...........................  13.25               05/15/08                 198,000
                                                                                     -----------

           TOTAL NETHERLANDS.......................................................      499,514
                                                                                     -----------

           NEW ZEALAND (1.6%)
           EXTRA GOVERNMENTAL INSTITUTIONS - BANKS
NZD  2,850 International Bank for
             Reconstruction & Development
             (b)..........................   7.00               09/18/00               1,527,113
                                                                                     -----------

           NORWAY (2.3%)
           ENERGY (0.1%)
$     200  Northern Offshore ASA -
             144A*........................  10.00               05/15/05                 104,000
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           GOVERNMENT OBLIGATION (2.2%)
NOK 15,400 Norway Government Bond.........   7.00%              05/31/01             $ 2,069,211
                                                                                     -----------

           TOTAL NORWAY............................................................    2,173,211
                                                                                     -----------

           SWEDEN (2.2%)
           GOVERNMENT OBLIGATION
ECU  1,650 Swedish Treasury Bond (b)......   7.25               06/30/00               2,042,522
                                                                                     -----------

           UNITED KINGDOM (2.4%)
           OTHER TELECOMMUNICATIONS (0.3%)
$     300  Esprit Telecom Group PLC.......  10.875              06/15/08                 303,000
                                                                                     -----------
           SMALLER BANKS (1.9%)
ECU   500  Abbey National Treasury
             Service......................   4.50               08/03/01                 599,511
GBP   400  Abbey National Treasury Service
             (b)..........................   7.125              03/14/01                 680,251
      300  Halifax PLC (b)................   8.375              12/15/99                 506,993
                                                                                     -----------
                                                                                       1,786,755
                                                                                     -----------
           TRANSPORTATION (0.2%)
$     600  Alpha Shipping PLC (Series
             A)...........................   9.50               02/15/08                 174,000
                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................    2,263,755
                                                                                     -----------

           TOTAL FOREIGN
           (IDENTIFIED COST $19,175,070)...........................................   18,612,044
                                                                                     -----------

           UNITED STATES (74.7%)
           CORPORATE BONDS (30.5%)
           AEROSPACE (0.3%)
      300  Sabreliner Corp. - 144A*.......  11.00               06/15/08                 267,000
                                                                                     -----------
           BROADCAST/MEDIA (1.3%)
      300  Interep National Radio Sales -
             144A*........................  10.00               07/01/08                 309,000
      100  Paxson Communications Corp.....  11.625              10/01/02                 102,500
      200  Spanish Broadcasting System,
             Inc..........................  12.50               06/15/02                 222,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
$     600  Tri-State Outdoor Media Group,
             Inc..........................  11.00%              05/15/08             $   597,000
                                                                                     -----------
                                                                                       1,230,500
                                                                                     -----------
           CASINO/GAMBLING (1.1%)
      250  Argosy Gaming LLC..............  13.25               06/01/04                 280,000
      850  Fitzgeralds Gaming Corp.
             (Series B)...................  12.25               12/15/04                 459,000
      115  Lady Luck Gaming (Series SA)...  11.875              03/01/01                 117,588
      200  Lady Luck Gaming Finance
             Corp.........................  11.875              03/01/01                 204,500
                                                                                     -----------
                                                                                       1,061,088
                                                                                     -----------
           CELLULAR TELEPHONE (1.7%)
      300  American Cellular Corp. -
             144A*........................  10.50               05/15/08                 297,000
      200  Dobson/Sygnet Communications -
             144A*........................  12.25               12/15/08                 200,000
      500  McCaw International Ltd........  13.00++             04/15/07                 278,750
      300  Nextel Communications, Inc.....  10.65++             09/15/07                 193,500
      600  Price Communication Cellular
             Holdings.....................  11.25+              08/15/08                 570,000
      200  Triton PCS Inc.................  11.00++             05/01/08                  93,500
                                                                                     -----------
                                                                                       1,632,750
                                                                                     -----------
           COMPUTERS (0.6%)
      400  CHS Electronics, Inc...........   9.875              04/15/05                 386,000
      200  Unisys Corp....................  12.00               04/15/03                 224,000
                                                                                     -----------
                                                                                         610,000
                                                                                     -----------
           CONSUMER/BUSINESS SERVICES (1.6%)
      500  Anacomp, Inc. (Series B).......  10.875              04/01/04                 520,000
      300  CEX Holdings Inc...............   9.625              06/01/08                 276,000
      500  Comforce Operating, Inc........  12.00               12/01/07                 500,000
      300  Entex Information Services,
             Inc. - 144A*.................  12.50               08/01/06                 210,000
                                                                                     -----------
                                                                                       1,506,000
                                                                                     -----------
           CONSUMER SPECIALTIES (0.7%)
      700  Samsonite Corp.................  10.75               06/15/08                 609,000
                                                                                     -----------
           CONSUMER SUNDRIES (0.3%)
      310  Windmere-Durable Holdings,
             Inc..........................  10.00               07/31/08                 289,850
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING (0.7%)
$     325  Berry Plastics Corp............  12.25%              04/15/04             $   341,250
      300  Premier Graphics Inc. -
             144A*........................  11.50               12/01/05                 300,000
                                                                                     -----------
                                                                                         641,250
                                                                                     -----------
           DIVERSIFIED MANUFACTURING (1.5%)
      300  High Voltage Engineering,
             Inc..........................  10.50               08/15/04                 283,500
      700  Interlake Corp.................  12.125              03/01/02                 714,000
      200  J.B. Poindexter & Co., Inc.....  12.50               05/15/04                 192,000
      325  Jordan Industries, Inc. (Series
             B)...........................  11.75++             04/01/09                 206,375
                                                                                     -----------
                                                                                       1,395,875
                                                                                     -----------
           ENERGY (1.1%)
      300  Texaco Capital, Inc............  15.00               01/13/99                 300,558
      500  Transamerican Refining Corp.
             (Units) ++ - 144A*...........  16.00               06/30/03                 442,500
      300  Transamerican Refining Corp. -
             144A*........................  15.00+              12/01/03                 289,665
                                                                                     -----------
                                                                                       1,032,723
                                                                                     -----------
           FINANCE COMPANIES (2.3%)
      300  General Electric Capital Corp.
             (Series A)...................  15.00               01/21/99                 301,209
GBP   800  General Electric Capital Corp.
             (b)..........................   6.625              03/16/01               1,351,603
      325  KFW International Finance
             (b)..........................   7.625              12/29/00                 556,825
                                                                                     -----------
                                                                                       2,209,637
                                                                                     -----------
           FOOD CHAINS (0.8%)
$     250  Big V Supermarkets, Inc.
             (Series B)...................  11.00               02/15/04                 252,500
      500  Pueblo Xtra International, Inc.
             (Series C)...................   9.50               08/01/03                 477,500
                                                                                     -----------
                                                                                         730,000
                                                                                     -----------
           FOOD DISTRIBUTORS (0.3%)
      300  Fleming Companies, Inc. (Series
             B)...........................  10.625              07/31/07                 280,500
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           FOODS & BEVERAGES (2.0%)
$     600  Envirodyne Industries, Inc.....  10.25%              12/01/01             $   498,000
      500  General Mills, Inc.............  15.00               01/29/99                 503,090
      600  Pepsico, Inc...................  15.00               08/06/99                 635,814
    1,000  Specialty Foods Acquisition
             Corp. (Series B).............  13.00++             08/15/05                 210,000
                                                                                     -----------
                                                                                       1,846,904
                                                                                     -----------
           HEALTHCARE (1.5%)
      500  Pediatric Services of America,
             Inc. (Series A)..............  10.00               04/15/08                 355,000
      300  Unilab Corp....................  11.00               04/01/06                 311,250
      500  Unison Healthcare Corp. - 144A*
             (c)..........................  12.25               11/01/06                 232,500
      300  Universal Hospital Services,
             Inc..........................  10.25               03/01/08                 267,000
      300  Vencor Operating, Inc..........   9.875              05/01/05                 249,000
                                                                                     -----------
                                                                                       1,414,750
                                                                                     -----------
           HOTELS/RESORTS (1.2%)
      300  Epic Resorts LLC/Capital
             (Series B)...................  13.00               06/15/05                 294,000
      700  Motels of America, Inc. (Series
             B)...........................  12.00               04/15/04                 588,000
      281  Resort At Summerlin............  13.00+              12/15/07                 272,725
                                                                                     -----------
                                                                                       1,154,725
                                                                                     -----------
           INDUSTRIAL SPECIALTIES (0.9%)
      900  Aladdin Gaming/Capital Corp.
             (Series B)...................  13.50++             03/01/10                 261,000
      350  International Wire Group, Inc.
             (Series B)...................  11.75               06/01/05                 368,375
      250  Outsourcing Services Group,
             Inc. - 144A*.................  10.875              03/01/06                 237,500
                                                                                     -----------
                                                                                         866,875
                                                                                     -----------
           MOVIES/ENTERTAINMENT (0.1%)
      250  Stuart Entertainment, Inc.
             (Series B)...................  12.50               11/15/04                  80,000
                                                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES (0.4%)
      400  Mosler, Inc....................  11.00               04/15/03                 356,000
                                                                                     -----------
           PRINTING/PUBLISHING (0.3%)
      250  American Media Operations,
             Inc..........................  11.625              11/15/04                 255,000
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           RENTAL/LEASING COMPANIES (0.3%)
$     300  IBM Credit Corp................  15.00%              02/02/99             $   302,076
                                                                                     -----------
           RESTAURANTS (0.6%)
      200  FRD Acquisition Corp. (Series
             B)...........................  12.50               07/15/04                 214,000
      900  Planet Hollywood International,
             Inc..........................  12.00               04/01/05                 351,000
                                                                                     -----------
                                                                                         565,000
                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (0.7%)
    1,100  FWT, Inc.......................   9.875              11/15/07                 660,000
                                                                                     -----------
           TELECOMMUNICATIONS (4.6%)
      400  21st Century Telecom Group,
             Inc..........................  12.25++             02/15/08                 168,000
      200  Birch Telecom Inc. - 144A*
             (Units) ++...................  14.00               06/15/08                 184,000
      300  CapRock Communications Corp....  12.00               07/15/08                 285,000
      300  e. Spire Communications,
             Inc..........................  13.75               07/15/07                 294,000
      600  Facilicom International, Inc.
             (Series B)...................  10.50               01/15/08                 486,000
    1,700  Firstworld Communications,
             Inc..........................  13.00++             04/15/08                 544,000
      250  GST Equipment Funding, Inc.....  13.25               05/01/07                 262,500
      350  GST Telecommunications, Inc. -
             144A*........................  10.50++             05/01/08                 168,000
      300  Hyperion Telecommunication,
             Inc. (Series B)..............  13.00++             04/15/03                 214,500
      300  Hyperion Telecommunication,
             Inc. (Series B)..............  12.25               09/01/04                 304,500
      400  In-Flight Phone Corp. (Series
             B) (d).......................  14.00               05/15/02                  48,000
      300  Level 3 Communications, Inc....   9.125              05/01/08                 297,750
      150  NextLink Communications,
             Inc..........................  12.50               04/15/06                 160,500
      300  Optel, Inc.....................  11.50               07/01/08                 294,000
      300  Primus Telecommunication Group,
             Inc..........................  11.75               08/01/04                 310,500
      300  Primus Telecommunication Group,
             Inc..........................   9.875              05/15/08                 286,500
                                                                                     -----------
                                                                                       4,307,750
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           WIRELESS COMMUNICATION (3.6%)
$     825  Advanced Radio Telecom Corp....  14.00%              02/15/07             $   643,500
    1,800  CellNet Data Systems Inc.......  14.00++             10/01/07                 504,000
      200  Echostar DBS Corp..............  12.50               07/01/02                 231,000
      150  Globalstar LP/Capital Corp.....  11.50               06/01/05                 113,250
      250  Globalstar LP/Capital Corp.....  11.375              02/15/04                 188,750
      200  Orbcomm Global LP/Capital
             Corp.........................  14.00               08/15/04                 206,000
      300  Paging Network, Inc............  10.125              08/01/07                 292,500
      600  TCI Satellite Entertainment
             Corp.........................  12.25++             02/15/07                 138,000
      400  USA Mobile Communications
             Holdings, Inc................  14.00               11/01/04                 412,000
      500  Winstar Communications, Inc....  14.00++             10/15/05                 361,250
      250  Winstar Equipment Corp.........  12.50               03/15/04                 255,000
                                                                                     -----------
                                                                                       3,345,250
                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $31,704,255)...........................................   28,650,503
                                                                                     -----------

           MORTGAGE-BACKED SECURITIES (22.5%)
      596  Federal Home Loan Mortgage
             Corp. (0.6%).................   7.00               06/01/04                 607,957
                                                                                     -----------
           Federal National Mortgage
             Assoc. (8.3%)
    1,785  ...............................   6.00          02/01/11-11/01/28           1,773,582
    2,899  ...............................   6.50          04/01/12-06/01/28           2,925,096
    2,760  ...............................   7.00          07/01/25-05/01/27           2,814,800
      271  ...............................   8.00               07/01/26                 280,756
                                                                                     -----------
                                                                                       7,794,234
                                                                                     -----------
           Government National Mortgage
             Assoc. (13.6%)
    4,979  ...............................   6.00          05/15/28-12/15/28           4,935,612
    5,430  ...............................   6.50          01/15/24-04/20/28           5,476,167
      784  ...............................   7.00          01/15/26-04/15/26             802,388
      844  ...............................   7.50          02/15/26-07/15/26             869,664
      621  ...............................   8.00          02/15/26-06/15/26             644,657
                                                                                     -----------
                                                                                      12,728,488
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON              MATURITY
THOUSANDS                                    RATE                 DATE                  VALUE
------------------------------------------------------------------------------------------------
           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $20,645,306)...........................................  $21,130,679
                                                                                     -----------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (21.7%)
           Federal Home Loan Banks (0.5%)
$     500  ...............................   5.53%              01/15/03                 507,245
                                                                                     -----------
           Federal National Mortgage
             Assoc. (b) (3.1%)
      500  ...............................   5.60               02/02/01                 506,790
NZD  4,520 ...............................   7.00               09/26/00               2,420,327
                                                                                     -----------
                                                                                       2,927,117
                                                                                     -----------
           Resolution Funding Corp. (4.3%)
$   1,000  ...............................   0.00               01/15/05                 743,350
    2,000  ...............................   0.00               07/15/07               1,308,620
    3,000  ...............................   0.00               10/15/07               1,943,550
                                                                                     -----------
                                                                                       3,995,520
                                                                                     -----------
    1,000  Tennesee Valley Authority
             (1.0%).......................   0.00               07/15/00                 926,450
                                                                                     -----------
           U.S. Treasury Notes (12.8%)
    5,000  ...............................   4.625              11/30/00               5,007,850
    1,800  ...............................   5.75               11/30/02               1,867,500
    1,000  ...............................   6.25               08/31/02               1,051,990
    2,000  ...............................   6.375              09/30/01               2,089,220
    1,900  ...............................   8.00               05/15/01               2,043,108
                                                                                     -----------
                                                                                      12,059,668
                                                                                     -----------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $19,862,728)...........................................   20,416,000
                                                                                     -----------

           TOTAL UNITED STATES
           (IDENTIFIED COST $72,212,289)...........................................   70,197,182
                                                                                     -----------

           TOTAL GOVERNMENT & CORPORATE BONDS
           (IDENTIFIED COST $91,387,359)...........................................   88,809,226
                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (f) (0.2%)
           CASINO/GAMBLING (0.0%)
      787  Fitzgerald Gaming Corp..................................................................  $     1,574
                                                                                                     -----------
           CELLULAR TELEPHONE (0.1%)
      342  MetroNet Communications Corp. (Class B) (Canada)........................................       11,286
    6,716  Price Communications Corp...............................................................       86,888
                                                                                                     -----------
                                                                                                          98,174
                                                                                                     -----------
           RETAIL (0.1%)
   47,058  County Seat Store , Inc. (e)............................................................       39,717
                                                                                                     -----------
           TEXTILES (0.0%)
   11,192  U.S. Leather, Inc. (e)..................................................................       16,788
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $438,257)..............................................................      156,253
                                                                                                     -----------

           CONVERTIBLE PREFERRED STOCKS (0.0%)
           ENERGY
    6,878  Transcontinental Refining Corp. (Series B)*.............................................          413
    3,783  Transcontinental Refining Corp. (Series C)*.............................................          227
    9,973  Transcontinental Refining Corp. (Series D)*.............................................          598
   20,633  Transcontinental Refining Corp. (Series E)*.............................................        1,238
   12,000  Transcontinental Refining Corp.*........................................................        8,160
                                                                                                     -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $10,648)...............................................................       10,636
                                                                                                     -----------

NUMBER OF                                                                                  EXPIRATION
WARRANTS                                                                                      DATE
---------                                                                                  ----------
           WARRANTS (f) (0.0%)
           CABLE TELEVISION (0.0%)
      300  Uih Australia/Pacific Inc.....................................................   05/15/06             3
                                                                                                       -----------
           CASINO/GAMBLING (0.0%)
    9,000  Aladdin Gaming Enterprises - 144A*............................................   03/01/10            90
      100  Fitzgeralds South Inc. - 144A*................................................   03/15/99             1
                                                                                                       -----------
                                                                                                                91
                                                                                                       -----------
           CELLULAR TELEPHONE (0.0%)
      500  McCaw International Ltd. - 144A*..............................................   04/15/07             5
                                                                                                       -----------
           HOTELS/RESORTS (0.0%)
      300  Epic Resorts LLC/Capital - 144A*..............................................   06/15/05             3
      250  Resort At Summerlin - 144A*...................................................   12/15/07             3
                                                                                                       -----------
                                                                                                                 6
                                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF                                                                                  EXPIRATION
WARRANTS                                                                                      DATE        VALUE
------------------------------------------------------------------------------------------------------------------
           OTHER TELECOMMUNICATIONS (0.0%)
    1,700  Firstworld Communications, Inc. - 144A*.......................................   04/15/08   $        17
      200  Versatel Telecom - 144A* (Netherlands)........................................   05/15/08         2,000
                                                                                                       -----------
                                                                                                             2,017
                                                                                                       -----------

           TOTAL WARRANTS
           (IDENTIFIED COST $1,260)..................................................................        2,122
                                                                                                       -----------

PRINCIPAL
AMOUNT IN                                                                      COUPON     MATURITY
THOUSANDS                                                                       RATE        DATE
---------                                                                    ----------  -----------
           SHORT-TERM INVESTMENT (g) (3.0%)
           U.S. GOVERNMENT AGENCY
$     2,850 Federal Farm Credit Bank (AMORTIZED COST $2,848,931)............     4.50%     01/04/99     2,848,931
                                                                                                      -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $94,686,455) (h)..........................................................   97.7 %   91,827,168

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    2.3      2,163,969
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 93,991,137
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; bonds with attached stocks or warrants.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)  Issuer in bankruptcy.
(b) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward commitment basis.
(c)  Non-income producing security; bond in default.
(d)  Non-income producing securities; issuer in bankruptcy.
(e)  Acquired through exchange offer.
(f)  Non-income producing securities.
(g) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,156,158 and the aggregate gross unrealized depreciation is $5,015,445, resulting in net unrealized depreciation of $2,859,287.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVERSIFIED INCOME
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1998:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY    APPRECIATION
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
    GBP     550,000    $         915,332  01/07/99   $      4,818
   SEK    8,765,000    $       1,078,260  01/11/99         (3,787)
    NOK   8,045,000    $       1,064,491  01/11/99         11,113
   GBP    2,050,000    $       3,399,310  01/11/99          6,068
   NZD    2,578,000    $       1,355,822  01/12/99            361
   NLG    1,488,000    $         788,449  01/13/99         (3,781)
   NLG    2,161,000    $       1,146,255  02/08/99         (5,811)
  $       1,080,095     DEM    1,800,000  02/10/99          3,422
  $       1,102,961     ECU      930,000  02/16/99        (10,338)
  $       1,936,761     ECU    1,626,000  02/19/99        (26,157)
   $        708,716     ECU      595,000  02/19/99         (9,572)
   NZD    1,362,000    $         740,519  02/23/99         24,026
    NZD     875,000    $         467,906  02/26/99          7,586
   NZD    1,530,000    $         804,107  03/22/99           (826)
   NZD    1,210,000    $         642,873  04/06/99          6,292
                                                     --------------
      Net unrealized appreciation..................  $      3,414
                                                     --------------
                                                     --------------

CURRENCY ABBREVIATIONS:

GBP        British Pound.
DKK        Danish Krone.
NLG        Dutch Guilder.
ECU        European Currency Unit.
DEM        German Deutschemark.
NZD        New Zealand Dollar.
NOK        Norwegian Krone.
SEK        Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (64.0%)
           ALUMINUM (2.5%)
  35,500   Aluminum Co. of America.................................................................  $ 2,646,969
                                                                                                     -----------
           BEVERAGES - NON-ALCOHOLIC (2.6%)
  69,000   PepsiCo, Inc............................................................................    2,824,688
                                                                                                     -----------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (2.5%)
  80,000   Deere & Co..............................................................................    2,650,000
                                                                                                     -----------
           DEPARTMENT STORES (2.4%)
  43,000   May Department Stores Co................................................................    2,596,125
                                                                                                     -----------
           DISCOUNT CHAINS (2.8%)
  55,000   Dayton-Hudson Corp......................................................................    2,983,750
                                                                                                     -----------
           DIVERSIFIED MANUFACTURING (2.6%)
  28,000   General Electric Co.....................................................................    2,857,750
                                                                                                     -----------
           ELECTRIC UTILITIES (4.6%)
  56,000   GPU, Inc................................................................................    2,474,500
  64,000   Unicom Corp.............................................................................    2,468,000
                                                                                                     -----------
                                                                                                       4,942,500
                                                                                                     -----------
           ELECTRONIC DATA PROCESSING (2.6%)
  15,000   International Business Machines Corp....................................................    2,771,250
                                                                                                     -----------
           FINANCE COMPANIES (2.7%)
  68,000   Associates First Capital Corp. (Class A)................................................    2,881,500
                                                                                                     -----------
           FOREST PRODUCTS (2.4%)
  51,000   Weyerhaeuser Co.........................................................................    2,591,437
                                                                                                     -----------
           INTEGRATED OIL COMPANIES (2.4%)
  39,000   Atlantic Richfield Co...................................................................    2,544,750
                                                                                                     -----------
           MAJOR BANKS (4.7%)
  48,000   Banc One Corp...........................................................................    2,451,000
  43,000   BankAmerica Corp........................................................................    2,585,375
                                                                                                     -----------
                                                                                                       5,036,375
                                                                                                     -----------
           MAJOR CHEMICALS (2.3%)
  47,000   Du Pont (E.I.) de Nemours & Co., Inc....................................................    2,493,937
                                                                                                     -----------
           MAJOR PHARMACEUTICALS (2.6%)
  21,000   Bristol-Myers Squibb Co.................................................................    2,810,062
                                                                                                     -----------
           MEAT/POULTRY/FISH (2.3%)
  79,000   ConAgra, Inc............................................................................    2,488,500
                                                                                                     -----------
           METALS FABRICATIONS (2.3%)
 134,000   Timken Co...............................................................................    2,529,250
                                                                                                     -----------
           MILITARY/GOV'T/TECHNICAL (2.5%)
  50,000   Raytheon Co. (Class B)..................................................................    2,662,500
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           MOTOR VEHICLES (5.1%)
  48,000   Ford Motor Co...........................................................................  $ 2,817,000
  37,000   General Motors Corp.....................................................................    2,647,813
                                                                                                     -----------
                                                                                                       5,464,813
                                                                                                     -----------
           MULTI-SECTOR COMPANIES (2.4%)
  77,000   Tenneco, Inc............................................................................    2,622,813
                                                                                                     -----------
           OIL/GAS TRANSMISSION (2.4%)
  46,000   Enron Corp..............................................................................    2,624,875
                                                                                                     -----------
           PACKAGE GOODS/COSMETICS (2.5%)
  30,000   Procter & Gamble Co.....................................................................    2,739,375
                                                                                                     -----------
           RAILROADS (2.3%)
  60,000   CSX Corp................................................................................    2,490,000
                                                                                                     -----------
           TELECOMMUNICATIONS (2.5%)
  36,000   AT&T Corp...............................................................................    2,709,000
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $64,651,013)...........................................................   68,962,219
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (3.9%)
           BIOTECHNOLOGY (0.0%)
$     40   Monsanto Co.
             8.875% due 12/15/09...................................................................       49,632
                                                                                                     -----------
           CELLULAR TELEPHONE (0.1%)
     120   Northern Telecom Capital
             7.40% due 06/15/06....................................................................      131,377
                                                                                                     -----------
           ELECTRIC UTILITIES (0.2%)
      15   Texas Utilities Electric Co.
             7.875% due 04/01/24...................................................................       15,914
     150   Union Electric Co.
             6.75% due 05/01/08....................................................................      163,383
                                                                                                     -----------
                                                                                                         179,297
                                                                                                     -----------
           ELECTRONIC DATA PROCESSING (0.5%)
     500   IBM Corp.
             7.00% due 10/30/25....................................................................      556,175
                                                                                                     -----------
           FINANCE COMPANIES (0.2%)
     100   Abbey National PLC (United Kingdom)
             6.69% due 10/17/05....................................................................      104,546
     110   Wells Fargo & Co.
             6.875% due 04/01/06...................................................................      117,151
                                                                                                     -----------
                                                                                                         221,697
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           FOREST PRODUCTS (0.2%)
$     15   Mead Corp.
             7.125% due 08/01/25...................................................................  $    15,335
     200   Willamette Industries, Inc.
             7.85% due 07/01/26....................................................................      219,588
                                                                                                     -----------
                                                                                                         234,923
                                                                                                     -----------
           INVESTMENT BANKERS/BROKERS/SERVICES (0.5%)
     400   Bear Stearns Co., Inc.
             6.50% due 08/01/02....................................................................      405,904
     150   Merrill Lynch & Co., Inc.
             6.00% due 01/15/01....................................................................      151,662
                                                                                                     -----------
                                                                                                         557,566
                                                                                                     -----------
           MAJOR BANKS (0.7%)
     145   Citicorp
             6.375% due 01/15/06...................................................................      148,841
     200   NationsBank Corp.
             7.50% due 09/15/06....................................................................      221,074
     325   Norwest Corp.
             6.80% due 05/15/02....................................................................      337,097
                                                                                                     -----------
                                                                                                         707,012
                                                                                                     -----------
           MAJOR PHARMACEUTICALS (0.1%)
      45   Lilly (Eli) & Co.
             8.375% due 12/01/06...................................................................       53,639
                                                                                                     -----------
           MEDIA CONGLOMERATES (0.2%)
     180   Walt Disney Co. (Series B)
             6.75% due 03/30/06....................................................................      195,705
                                                                                                     -----------
           MILITARY/GOV'T/TECHNICAL (0.5%)
     150   Lockheed Martin Corp.
             7.25% due 05/15/06....................................................................      160,934
     400   Raytheon Co.
             6.45% due 08/15/02....................................................................      410,596
                                                                                                     -----------
                                                                                                         571,530
                                                                                                     -----------
           SPECIALTY CHEMICALS (0.2%)
     200   Praxair, Inc.
             6.90% due 11/01/06....................................................................      204,836
                                                                                                     -----------
           TELECOMMUNICATIONS (0.4%)
     400   MCI Communication Corp.
             6.95% due 08/15/06....................................................................      427,648
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           TRANSPORTATION (0.1%)
$    100   General American Transportation Corp.
             6.75% due 03/01/06....................................................................  $   101,120
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $3,946,641)............................................................    4,192,157
                                                                                                     -----------

           MORTGAGE-BACKED SECURITIES (18.3%)
   1,557   Federal Home Loan Mortgage Corp.
             6.00% due 04/01/03....................................................................    1,566,455
     715   Federal Home Loan Mortgage Corp.
             7.00% due 08/01/12....................................................................      731,185
     267   Federal Home Loan Mortgage Corp.
             7.00% due 04/01/26....................................................................      272,492
     648   Federal Home Loan Mortgage Corp.
             7.00% due 12/01/27....................................................................      660,269
     445   Federal National Mortgage Assoc.
             6.00% due 04/01/04....................................................................      447,997
      26   Federal National Mortgage Assoc.
             6.50% due 01/01/13....................................................................       26,465
   1,414   Federal National Mortgage Assoc.
             6.00% due 03/01/13....................................................................    1,417,756
     258   Federal National Mortgage Assoc.
             6.50% due 03/01/13....................................................................      262,005
     893   Federal National Mortgage Assoc.
             6.50% due 04/01/13....................................................................      905,278
   2,406   Federal National Mortgage Assoc.
             6.00% due 05/01/13....................................................................    2,411,600
     653   Federal National Mortgage Assoc.
             6.50% due 05/01/13....................................................................      662,547
      41   Federal National Mortgage Assoc.
             6.00% due 06/01/13....................................................................       40,963
     937   Federal National Mortgage Assoc.
             6.50% due 10/01/17....................................................................      953,141

                       SEE NOTES TO FINANCIAL STATEMENTS

BALANCED GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
$    980   Federal National Mortgage Assoc.
             6.50% due 06/01/28....................................................................  $   986,574
     463   Government National Mortgage Assoc.
             7.50% due 08/15/27....................................................................      477,839
     393   Government National Mortgage Assoc.
             6.00% due 04/15/28....................................................................      389,995
     973   Government National Mortgage Assoc.
             6.50% due 04/20/28....................................................................      976,226
     244   Government National Mortgage Assoc.
             6.00% due 05/15/28....................................................................      241,612
     347   Government National Mortgage Assoc.
             6.00% due 06/15/28....................................................................      344,364
   1,009   Government National Mortgage Assoc.
             6.00% due 11/15/28....................................................................    1,000,206
   1,010   Government National Mortgage Assoc.
             6.00% due 12/15/28....................................................................    1,001,162
   1,000   Government National Mortgage Assoc.
             6.50% due 12/20/28....................................................................    1,003,437
   3,000   Government National Mortgage Assoc.
             6.50% due 01/21/29 WI.................................................................    3,010,312
                                                                                                     -----------

           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $19,550,492)...........................................................   19,789,880
                                                                                                     -----------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.1%)
   1,100   Federal Home Loan Banks
             5.65% due 02/06/03....................................................................    1,120,933
   1,500   Federal Home Loan Banks
             5.96% due 02/05/08....................................................................    1,561,635
     500   Resolution Funding Corp.
             0.00% due 10/15/04....................................................................      376,545
   1,705   U.S. Treasury Bond
             7.50% due 11/15/24....................................................................    2,207,890
   1,065   U.S. Treasury Bond
             6.00% due 02/15/26+...................................................................    1,161,638
   1,965   U.S. Treasury Note
             6.00% due 06/30/99....................................................................    1,978,794

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
$    750   U.S. Treasury Note
             7.75% due 01/31/00....................................................................  $   773,948
     385   U.S. Treasury Note
             6.625% due 06/30/01...................................................................      403,137
   1,400   U.S. Treasury Note
             6.625% due 04/30/02+..................................................................    1,483,272
     500   U.S. Treasury Note
             5.50% due 05/31/03....................................................................      516,250
      80   U.S. Treasury Note
             7.875% due 11/15/04...................................................................       92,686
   1,300   U.S. Treasury Note
             5.875% due 11/15/05+..................................................................    1,387,399
                                                                                                     -----------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $12,429,286)...........................................................   13,064,127
                                                                                                     -----------

           SHORT-TERM INVESTMENT (4.1%)
           REPURCHASE AGREEMENT
   4,458   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98; proceeds $4,459,542) (a)
             (IDENTIFIED COST $4,457,561)..........................................................    4,457,561
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $105,034,993) (b).........................................................  102.4 %  110,465,944

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (2.4)    (2,613,827)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $107,852,117
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

WI   Security purchased on a "when-issued" basis.
 + Some or all of these securities are segregated in connection with the purchase of "when-issued" securities.
(a) Collateralized by $4,499,610 U.S. Treasury Note 6.75% due 06/30/99 valued at $4,546,713.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,137,381 and the aggregate gross unrealized depreciation is $3,706,430, resulting in net unrealized appreciation of $5,430,951.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (89.9%)
           ELECTRIC UTILITIES (31.0%)
  16,000   AES Corp. (The)*........................................................................  $   758,000
  14,000   Allegheny Energy, Inc...................................................................      483,000
  10,000   American Electric Power Co..............................................................      470,625
  12,000   BEC Energy..............................................................................      494,250
  20,000   CalEnergy, Inc.*........................................................................      693,750
  15,000   Carolina Power & Light Co...............................................................      705,937
  10,000   Central & South West Corp...............................................................      274,375
  11,500   CINERGY Corp............................................................................      395,312
  15,000   CLECO Corp..............................................................................      514,687
  12,000   CMS Energy Corp.........................................................................      581,250
  14,000   Consolidated Edison, Inc................................................................      740,250
  15,000   Dominion Resources, Inc.................................................................      701,250
  17,500   DQE, Inc................................................................................      768,906
  13,355   Duke Energy Corp........................................................................      855,555
  18,000   Edison International....................................................................      501,750
  10,500   Enersis S.A. (ADR) (Chile)..............................................................      271,031
   7,500   Entergy Corp............................................................................      233,437
  15,000   FPL Group, Inc..........................................................................      924,375
  14,000   GPU, Inc................................................................................      618,625
  15,000   Houston Industries Inc..................................................................      481,875
   7,500   Illinova Corp...........................................................................      187,500
  30,000   Independent Energy Holdings
             PLC (ADR) (United Kingdom)*...........................................................      270,000
  15,000   Interstate Energy Corp..................................................................      483,750
  15,000   IPALCO Enterprises, Inc.................................................................      829,687
  10,000   Kansas City Power & Light Co............................................................      296,250
  31,700   LG&E Energy Corp........................................................................      897,506
  17,300   Metzler Group, Inc. (The)*..............................................................      841,213
  12,000   Nevada Power Co.........................................................................      312,000
  11,000   New Century Energies, Inc...............................................................      536,250
  10,000   New England Electric System.............................................................      481,250
  25,000   Niagara Mohawk Power Corp.*.............................................................      403,125
  24,000   NIPSCO Industries, Inc..................................................................      730,500
  20,000   Northwestern Corp.......................................................................      528,750
  24,000   OGE Energy Corp.........................................................................      694,500
  12,000   PacifiCorp..............................................................................      252,750
   7,500   Peco Energy Co..........................................................................      312,187
   9,500   PG & E Corp.............................................................................      299,250
   9,500   Pinnacle West Capital Corp..............................................................      402,562
  12,500   Public Service Company of New Mexico....................................................      255,469
   6,000   Public Service Enterprise Group, Inc....................................................      240,000
  22,000   SCANA Corp..............................................................................      709,500
  16,000   Sierra Pacific Resources................................................................      608,000
  15,000   Southern Co.............................................................................      435,937
  22,000   TECO Energy, Inc........................................................................      620,125
  11,000   Texas Utilities Co......................................................................      513,562
  10,000   TNP Enterprises, Inc....................................................................      379,375
  14,000   Unicom Corp.............................................................................      539,875
  40,000   USEC Inc................................................................................      555,000
  14,000   Utilicorp United, Inc...................................................................      513,625
  13,000   Western Resources, Inc..................................................................      432,250

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  16,000   Wisconsin Energy Corp...................................................................  $   503,000
                                                                                                     -----------
                                                                                                      26,532,988
                                                                                                     -----------
           NATURAL GAS (12.2%)
  20,000   AGL Resources, Inc......................................................................      461,250
  10,000   Cabot Oil & Gas Corp. (Class A).........................................................      150,000
   6,000   Consolidated Natural Gas Co.............................................................      324,000
  10,000   Eastern Enterprises.....................................................................      437,500
  12,622   El Paso Energy Corp.....................................................................      439,403
  16,912   Enron Corp..............................................................................      965,041
   7,000   Ente Nazionale Idrocarburi SpA ENI (ADR) (Italy)........................................      474,250
  10,000   Exxon Corp..............................................................................      731,250
  15,999   Indiana Energy Inc......................................................................      393,975
  31,600   KeySpan Energy..........................................................................      979,600
  12,000   KN Energy, Inc..........................................................................      436,500
  19,000   MCN Energy Group Inc....................................................................      362,187
  14,000   New Jersey Resources Corp...............................................................      553,000
  15,000   North Carolina Natural Gas Corp.........................................................      497,812
  13,750   Northwest Natural Gas Co................................................................      354,062
  24,000   Questar Corp............................................................................      465,000
  10,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)...........................................      478,750
  24,541   Sempra Energy...........................................................................      622,728
   7,000   South Jersey Industries, Inc............................................................      183,313
  15,000   Washington Gas Light Co.................................................................      406,875
  10,000   Williams Companies, Inc.................................................................      311,875
  16,000   YPF Sociedad Anomina (ADR) (Argentina)..................................................      447,000
                                                                                                     -----------
                                                                                                      10,475,371
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (0.7%)
  15,000   Brandywine Realty Trust.................................................................      268,125
  10,000   Mack-Cali Realty Corp...................................................................      308,750
                                                                                                     -----------
                                                                                                         576,875
                                                                                                     -----------
           TELECOMMUNICATIONS (44.0%)
  10,000   AirTouch Communications, Inc.*..........................................................      721,250
  14,000   Alcatel Alsthom (ADR) (France)..........................................................      342,125
  14,160   ALLTEL Corp.............................................................................      846,945
   9,000   Ameritech Corp..........................................................................      570,375
  15,000   AT&T Corp...............................................................................    1,128,750
  15,000   BCE, Inc. (Canada)......................................................................      569,063
  11,144   Bell Atlantic Corp......................................................................      633,119
  10,000   BellSouth Corp..........................................................................      498,750
  20,000   Cellnet Data Systems, Inc.*.............................................................      100,000
   6,000   Cellular Communications International, Inc.*............................................      408,000
  13,750   Century Telephone Enterprises, Inc......................................................      928,125
  13,000   China Telecom (Hong Kong) Ltd. (ADR)*...................................................      451,750
  22,000   Cincinnati Bell, Inc....................................................................      831,875

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  10,000   Cisco Systems, Inc.*....................................................................  $   928,125
  19,200   COLT Telecom Group plc (ADR) (United Kingdom)*..........................................    1,152,000
  12,000   Commonwealth Telephone Enterprises, Inc.*...............................................      394,500
  12,000   COMSAT Corp.............................................................................      432,000
  30,000   Crown Castle International Corp.*.......................................................      697,500
  12,000   Deutsche Telekom AG (ADR) (Germany).....................................................      393,000
  15,000   Dycom Industries, Inc.*.................................................................      856,875
  11,900   Esat Telecom Group PLC (ADR) (Ireland)*.................................................      447,738
   8,200   France Telecom S.A. (ADR) (France)......................................................      647,288
  15,000   Frontier Corp...........................................................................      510,000
   5,000   General Motors Corp. (Class H) (Hughes Electronics).....................................      198,438
  20,000   Global Crossing Ltd. (Bermuda)*.........................................................      900,000
  14,000   Grupo Iusacell, S.A. de C.V. (Series L) (ADR) (Mexico)*.................................       99,750
   6,500   GTE Corp................................................................................      438,344
   6,000   Harris Corp.............................................................................      219,750
  20,000   Hellenic Telecommunication Organization S.A. (OTE) (ADR) (Greece)*......................      265,000
  25,000   Hyperion Telecommunications, Inc.*......................................................      378,125
  12,000   ICG Communications, Inc.*...............................................................      258,000
  20,000   ITC DeltaCom, Inc.*.....................................................................      302,500
  12,000   Level 3 Communications, Inc.*...........................................................      516,750
   8,292   Lucent Technologies Inc.................................................................      912,120
  10,000   Magyar Tavkozlesi RT (MATAV) (ADR) (Hungary)............................................      298,125
  33,860   MCI WorldCom, Inc.*.....................................................................    2,429,455
  10,000   McLeodUSA, Inc. (Class A)*..............................................................      310,000
  12,000   MediaOne Group Inc.*....................................................................      564,000
  20,000   MetroNet Communications Corp. (Class B) (Canada)*.......................................      660,000
  10,000   Motorola, Inc...........................................................................      610,625
  18,000   Nextel Communications, Inc. (Class A)*..................................................      425,250
  11,000   NEXTLINK Communications, Inc. (Class A)*................................................      312,125
  10,000   Omnipoint Corp.*........................................................................       93,125
  10,000   Pacific Gateway Exchange, Inc.*.........................................................      480,625
   4,000   Philips Electronics NV (ADR) (Netherlands)..............................................      270,750
  10,000   Portugal Telecom S.A. (ADR) (Portugal)..................................................      446,250

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  10,000   Powertel, Inc.*.........................................................................  $   136,250
  20,000   Primus Telecommunications Group, Inc.*..................................................      326,250
  22,325   Qwest Communications International, Inc.*...............................................    1,114,855
  15,000   RCN Corp.*..............................................................................      265,313
   8,000   Royal PTT Nederland NV (ADR) (Netherlands)..............................................      402,000
  10,000   RSL Communications, Ltd. (Class A) (Bermuda)*...........................................      293,750
   7,000   Saville Systems PLC (ADR) (Ireland)*....................................................      132,563
  20,428   SBC Communications, Inc.................................................................    1,095,452
   7,000   Sprint Corp. (FON Group)................................................................      588,875
   3,500   Sprint Corp. (PCS Group)*...............................................................       80,938
  10,000   Tele Danmark AS (ADR) (Denmark).........................................................      678,750
  12,000   Tele-Communications, Inc. (Class A)*....................................................      663,750
   4,000   Telecomunicacoes Brasileiras S.A.-Telebras (ADR) (Brasil)*..............................      290,750
   5,100   Telefonica Espana S.A. (ADR) (Spain)....................................................      690,413
  12,000   Teleglobe Inc...........................................................................      432,000
   9,000   Telephone & Data Systems, Inc...........................................................      404,438
  15,000   Teligent, Inc. (Class A)*...............................................................      431,250
   5,000   Telstra Corp. Ltd. (ADR) (Australia)*...................................................      463,750
  10,000   The Associated Group, Inc.*.............................................................      423,750
   5,327   U.S. West, Inc..........................................................................      344,257
   7,000   United States Cellular Corp.*...........................................................      266,000
  10,000   Vanguard Cellular Systems, Inc. (Class A)*..............................................      257,500
   4,000   Vodafone Group PLC (ADR) (United Kingdom)...............................................      644,500
  20,000   Western Wireless Corp. (Class A)........................................................      438,750
  20,000   Winstar Communications, Inc.*...........................................................      778,750
   8,000   World Access, Inc.*.....................................................................      171,000
                                                                                                     -----------
                                                                                                      37,694,114
                                                                                                     -----------
           WATER SUPPLY (2.0%)
  22,000   American Water Works Company, Inc.......................................................      742,500
  11,000   E'Town Corp.............................................................................      521,125
  15,000   Philadelphia Suburban Corp..............................................................      443,438
                                                                                                     -----------
                                                                                                       1,707,063
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $54,621,372)...........................................................   76,986,411
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS (0.4%)
           ELECTRIC UTILITIES
   6,000   Alabama Power Capital Trust I (Series Q) $1.84..........................................  $   153,750
   1,000   Duquesne Capital LP (Series A) $2.094...................................................       26,000
   2,500   Public Service Electric & Gas Capital (Series B) $2.00..................................       63,594
   5,000   Virginia Power Capital $2.013...........................................................      127,812
                                                                                                     -----------

           TOTAL PREFERRED STOCKS
           (IDENTIFIED COST $363,687)..............................................................      371,156
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (4.7%)
           ELECTRIC UTILITIES (1.3%)
$    100   Florida Power & Light Co.
             7.05% due 12/01/26....................................................................      102,357
     500   Niagara Mohawk Power Corp.
             8.00% due 06/01/04....................................................................      550,130
     500   Salton Sea Funding Co. - 144A**
             7.475% due 11/30/18...................................................................      499,065
                                                                                                     -----------
                                                                                                       1,151,552
                                                                                                     -----------
           TELECOMMUNICATIONS (3.4%)
     500   Aliant Communications, Inc.
             6.75% due 04/01/28....................................................................      530,560
     500   LCI International, Inc.
             7.25% due 06/15/07....................................................................      509,060
     250   Sprint Capital Corp.
             6.125% due 11/15/08...................................................................      255,232
   1,000   Sprint Capital Corp.
             6.875% due 11/15/28...................................................................    1,039,660
     500   WorldCom, Inc.
             6.95% due 08/15/28....................................................................      537,705
                                                                                                     -----------
                                                                                                       2,872,217
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $3,897,527)............................................................    4,023,769
                                                                                                     -----------

           U.S. GOVERNMENT AGENCY (0.0%)
      25   Tennessee Valley Authority (Series 95-A)
             8.00% due 03/31/45
             (IDENTIFIED COST $25,000).............................................................       26,188
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENTS (4.6%)
           U.S. GOVERNMENT AGENCY (a) (1.2%)
$  1,000   Federal National Mortgage Assoc. 5.09% due 01/07/99 (AMORTIZED COST $999,152)...........  $   999,152
                                                                                                     -----------

           REPURCHASE AGREEMENT (3.4%)
   2,947   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98; proceeds $2,948,017) (b)
             (IDENTIFIED COST $2,946,707)..........................................................    2,946,707
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,945,859)............................................................    3,945,859
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $62,853,445)..............................................................   99.6 %   85,353,383

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.4        329,802
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 85,683,185
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $2,974,500 U.S. Treasury Note 6.75% due 06/30/99 valued at $3,005,641.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,940,363 and the aggregate gross unrealized depreciation is $1,440,425, resulting in net unrealized appreciation of $22,499,938.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.9%)
           AEROSPACE (2.6%)
 170,000   United Technologies Corp...............................................................  $ 18,487,500
                                                                                                    ------------
           ALUMINUM (2.5%)
 245,000   Aluminum Co. of America................................................................    18,267,812
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC (2.6%)
 468,000   PepsiCo, Inc...........................................................................    19,158,750
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (2.6%)
 564,000   Deere & Co.............................................................................    18,682,500
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (2.4%)
 320,000   Whirlpool Corp.........................................................................    17,720,000
                                                                                                    ------------
           DEPARTMENT STORES (5.0%)
 300,000   May Department Stores Co...............................................................    18,112,500
 430,000   Sears, Roebuck & Co....................................................................    18,275,000
                                                                                                    ------------
                                                                                                      36,387,500
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (7.5%)
 192,000   General Electric Co....................................................................    19,596,000
 235,000   Honeywell, Inc.........................................................................    17,698,437
 240,000   Minnesota Mining & Manufacturing Co....................................................    17,070,000
                                                                                                    ------------
                                                                                                      54,364,437
                                                                                                    ------------
           ELECTRIC UTILITIES (4.8%)
 400,000   GPU, Inc...............................................................................    17,675,000
 438,000   Unicom Corp............................................................................    16,890,375
                                                                                                    ------------
                                                                                                      34,565,375
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (2.7%)
 107,000   International Business Machines Corp...................................................    19,768,250
                                                                                                    ------------
           FINANCE COMPANIES (2.7%)
 460,000   Associates First Capital Corp. (Class A)...............................................    19,492,500
                                                                                                    ------------
           FOOD CHAINS (2.6%)
 510,000   American Stores Co.....................................................................    18,838,125
                                                                                                    ------------
           FOREST PRODUCTS (2.5%)
 355,000   Weyerhaeuser Co........................................................................    18,038,437
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (7.3%)
 260,000   Atlantic Richfield Co..................................................................    16,965,000
 240,000   Exxon Corp.............................................................................    17,550,000
 208,000   Mobil Corp.............................................................................    18,122,000
                                                                                                    ------------
                                                                                                      52,637,000
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR BANKS (4.8%)
 341,000   Bank One Corp..........................................................................  $ 17,412,313
 290,000   BankAmerica Corp.......................................................................    17,436,250
                                                                                                    ------------
                                                                                                      34,848,563
                                                                                                    ------------
           MAJOR CHEMICALS (2.4%)
 190,000   Dow Chemical Co........................................................................    17,278,125
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (5.1%)
 360,000   Abbott Laboratories....................................................................    17,640,000
 340,000   American Home Products Corp............................................................    19,146,250
                                                                                                    ------------
                                                                                                      36,786,250
                                                                                                    ------------
           MOTOR VEHICLES (5.3%)
 195,000   DaimlerChrysler AG (Germany)...........................................................    18,732,188
 329,000   Ford Motor Co..........................................................................    19,308,188
                                                                                                    ------------
                                                                                                      38,040,376
                                                                                                    ------------
           MULTI-LINE INSURANCE (2.5%)
 220,000   Lincoln National Corp..................................................................    17,998,750
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (2.6%)
 547,300   Tenneco, Inc...........................................................................    18,642,406
                                                                                                    ------------
           NATURAL GAS (2.4%)
 320,000   Consolidated Natural Gas Co............................................................    17,280,000
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (2.7%)
 300,000   Pitney Bowes, Inc......................................................................    19,818,750
                                                                                                    ------------
           OIL REFINERIES/MARKETING (2.6%)
 615,000   USX-Marathon Group.....................................................................    18,526,875
                                                                                                    ------------
           OIL/GAS TRANSMISSION (2.6%)
 330,000   Enron Corp.............................................................................    18,830,625
                                                                                                    ------------
           OTHER METALS/MINERALS (2.3%)
 330,000   Phelps Dodge Corp......................................................................    16,788,750
                                                                                                    ------------
           PACKAGED FOODS (2.4%)
 290,000   Quaker Oats Company (The)..............................................................    17,255,000
                                                                                                    ------------
           PAINTS/COATINGS (2.3%)
 291,000   PPG Industries, Inc....................................................................    16,950,750
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS (2.4%)
 240,000   Eastman Kodak Co.......................................................................    17,280,000
                                                                                                    ------------
           RAILROADS (2.4%)
 425,000   CSX Corp...............................................................................    17,637,500
                                                                                                    ------------
           TELECOMMUNICATIONS (4.9%)
 230,000   AT&T Corp..............................................................................    17,307,500
 316,000   Bell Atlantic Corp.....................................................................    17,952,750
                                                                                                    ------------
                                                                                                      35,260,250
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           TOBACCO (2.4%)
 319,000   Philip Morris Companies, Inc...........................................................  $ 17,066,500
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $618,446,655).........................................................   722,697,656
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (0.6%)
           REPURCHASE AGREEMENT
$  3,890   The Bank of New York 4.00%
             due 01/04/99 (dated 12/31/98;
             proceeds $3,891,258)
             (IDENTIFIED COST $3,889,529) (a).....................................................     3,889,529
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $622,336,184) (b)........................................................  100.5 %   726,587,185

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.5)     (3,302,107)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 723,285,078
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a) Collateralized by $3,926,210 U.S. Treasury Note 6.75% due 06/30/99 valued at $3,967,319.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $124,567,822 and the aggregate gross unrealized depreciation is $20,316,821, resulting in net unrealized appreciation of $104,251,001.

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.0%)
           ACCIDENT & HEALTH INSURANCE (0.5%)
   7,400   Provident Companies, Inc...............................................................  $    307,100
   8,600   Torchmark Corp.........................................................................       303,688
   6,000   UNUM Corp..............................................................................       350,250
                                                                                                    ------------
                                                                                                         961,038
                                                                                                    ------------
           ADVERTISING (0.4%)
   4,900   Interpublic Group of Companies, Inc....................................................       390,775
   6,600   Omnicom Group, Inc.....................................................................       382,800
                                                                                                    ------------
                                                                                                         773,575
                                                                                                    ------------
           AEROSPACE (0.8%)
   9,400   Boeing Co..............................................................................       306,675
   3,700   Lockheed Martin Corp...................................................................       313,575
   4,200   Northrop Grumman Corp..................................................................       307,125
   3,600   United Technologies Corp...............................................................       391,500
                                                                                                    ------------
                                                                                                       1,318,875
                                                                                                    ------------
           AIR FREIGHT/DELIVERY SERVICES (0.2%)
   4,400   FDX Corp.*.............................................................................       391,600
                                                                                                    ------------
           AIRLINES (0.7%)
   5,500   AMR Corp.*.............................................................................       326,562
   6,000   Delta Air Lines, Inc...................................................................       312,000
  15,600   Southwest Airlines Co..................................................................       350,025
   5,800   US Airways Group Inc.*.................................................................       301,600
                                                                                                    ------------
                                                                                                       1,290,187
                                                                                                    ------------
           ALCOHOLIC BEVERAGES (0.8%)
   5,700   Anheuser-Busch Companies, Inc..........................................................       374,062
   5,100   Brown-Forman Corp. (Class B)...........................................................       386,006
   7,400   Coors (Adolph) Co. (Class B)...........................................................       417,637
   9,700   Fortune Brands, Inc....................................................................       306,762
                                                                                                    ------------
                                                                                                       1,484,467
                                                                                                    ------------
           ALUMINUM (0.6%)
  11,500   Alcan Aluminium Ltd. (Canada)..........................................................       311,219
   4,700   Aluminum Co. of America................................................................       350,444
   5,800   Reynolds Metals Co.....................................................................       305,587
                                                                                                    ------------
                                                                                                         967,250
                                                                                                    ------------
           APPAREL (0.8%)
  25,000   Fruit of the Loom, Inc. (Class A)*.....................................................       345,313
  10,000   Liz Claiborne, Inc.....................................................................       315,625
  18,000   Russell Corp...........................................................................       365,625

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   6,500   VF Corp................................................................................  $    304,688
                                                                                                    ------------
                                                                                                       1,331,251
                                                                                                    ------------
           AUTO PARTS: O.E.M. (0.8%)
   9,200   Dana Corp..............................................................................       376,050
   4,300   Eaton Corp.............................................................................       303,956
   5,500   Johnson Controls, Inc..................................................................       324,500
   5,800   TRW, Inc...............................................................................       325,887
                                                                                                    ------------
                                                                                                       1,330,393
                                                                                                    ------------
           AUTOMOTIVE AFTERMARKET (0.5%)
  15,000   Cooper Tire & Rubber Co................................................................       306,562
   9,100   Genuine Parts Co.......................................................................       304,281
   6,000   Goodyear Tire & Rubber Co..............................................................       302,625
                                                                                                    ------------
                                                                                                         913,468
                                                                                                    ------------
           BEVERAGES - NON-ALCOHOLIC (0.5%)
   4,500   Coca Cola Co...........................................................................       300,938
   7,800   Coca-Cola Enterprises Inc..............................................................       278,850
   8,500   PepsiCo, Inc...........................................................................       347,969
                                                                                                    ------------
                                                                                                         927,757
                                                                                                    ------------
           BIOTECHNOLOGY (0.2%)
   3,700   Amgen Inc.*............................................................................       386,650
                                                                                                    ------------
           BOOKS/MAGAZINE (0.3%)
   5,700   Harcourt General, Inc..................................................................       303,169
   7,900   Meredith Corp..........................................................................       299,213
                                                                                                    ------------
                                                                                                         602,382
                                                                                                    ------------
           BROADCASTING (0.4%)
  10,000   CBS Corp...............................................................................       327,500
   7,400   Clear Channel Communications, Inc.*....................................................       403,300
                                                                                                    ------------
                                                                                                         730,800
                                                                                                    ------------
           BUILDING MATERIALS (0.2%)
   9,500   Owens Corning..........................................................................       336,656
                                                                                                    ------------
           BUILDING MATERIALS/DIY CHAINS (0.4%)
   6,300   Home Depot, Inc........................................................................       385,481
   7,500   Lowe's Companies, Inc..................................................................       383,906
                                                                                                    ------------
                                                                                                         769,387
                                                                                                    ------------
           BUILDING PRODUCTS (0.5%)
   4,900   Armstrong World Industries, Inc........................................................       295,531
   5,500   Georgia-Pacific Corp...................................................................       322,094
  10,200   Masco Corp.............................................................................       293,250
                                                                                                    ------------
                                                                                                         910,875
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (0.6%)
   6,600   Comcast Corp. (Class A Special)........................................................  $    387,337
   7,100   Tele-Communications, Inc. (Class A)*...................................................       392,719
   7,300   MediaOne Group Inc.*...................................................................       343,100
                                                                                                    ------------
                                                                                                       1,123,156
                                                                                                    ------------
           CASINO/GAMBLING (0.4%)
  23,000   Harrah's Entertainment, Inc.*..........................................................       360,812
  21,000   Mirage Resorts, Inc.*..................................................................       313,687
                                                                                                    ------------
                                                                                                         674,499
                                                                                                    ------------
           CELLULAR TELEPHONE (0.6%)
   5,700   AirTouch Communications, Inc.*.........................................................       411,113
  14,800   Nextel Communications, Inc. (Class A)*.................................................       349,650
  13,800   Sprint Corp. (PCS Group)...............................................................       319,125
                                                                                                    ------------
                                                                                                       1,079,888
                                                                                                    ------------
           CLOTHING/SHOE/ACCESSORY STORES (1.0%)
   6,400   Gap, Inc. (The)........................................................................       360,000
  11,000   Limited (The), Inc.....................................................................       320,375
  10,500   Nordstrom, Inc.........................................................................       364,219
  13,700   TJX Companies, Inc.....................................................................       397,300
  38,000   Venator Group, Inc.*...................................................................       244,625
                                                                                                    ------------
                                                                                                       1,686,519
                                                                                                    ------------
           COMPUTER COMMUNICATIONS (0.8%)
   8,200   3Com Corp.*............................................................................       367,462
   5,800   Ascend Communications, Inc.*...........................................................       381,350
  38,000   Cabletron Systems, Inc.*...............................................................       318,250
   4,200   Cisco Systems, Inc.*...................................................................       389,812
                                                                                                    ------------
                                                                                                       1,456,874
                                                                                                    ------------
           COMPUTER SOFTWARE (1.9%)
   8,300   Adobe Systems, Inc.....................................................................       388,025
   9,600   Autodesk, Inc..........................................................................       409,200
   7,000   BMC Software, Inc.*....................................................................       311,937
   8,700   Computer Associates International, Inc.................................................       370,837
   2,800   Microsoft Corp.*.......................................................................       387,975
  21,600   Novell, Inc.*..........................................................................       391,500
   8,200   Oracle Corp.*..........................................................................       353,625
  25,000   Parametric Technology Corp.*...........................................................       406,250
  20,000   PeopleSoft, Inc.*......................................................................       377,500
                                                                                                    ------------
                                                                                                       3,396,849
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER/VIDEO CHAINS (0.4%)
   7,700   Circuit City Stores, Inc...............................................................  $    384,519
   7,200   Tandy Corp.............................................................................       296,550
                                                                                                    ------------
                                                                                                         681,069
                                                                                                    ------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.3%)
  14,200   Case Corp..............................................................................       309,737
   7,500   Caterpillar, Inc.......................................................................       345,000
   8,600   Cummins Engine Co., Inc................................................................       305,300
  10,500   Deere & Co.............................................................................       347,812
   3,500   NACCO Industries, Inc. (Class A).......................................................       322,000
  10,900   Navistar International Corp.*..........................................................       310,650
   8,000   PACCAR, Inc............................................................................       327,000
                                                                                                    ------------
                                                                                                       2,267,499
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (0.4%)
   6,100   Maytag Corp............................................................................       379,725
   6,000   Whirlpool Corp.........................................................................       332,250
                                                                                                    ------------
                                                                                                         711,975
                                                                                                    ------------
           CONSUMER SPECIALTIES (0.2%)
  13,300   Jostens, Inc...........................................................................       348,294
                                                                                                    ------------
           CONSUMER SUNDRIES (0.2%)
   7,500   American Greetings Corp. (Class A).....................................................       307,969
                                                                                                    ------------
           CONTAINERS/PACKAGING (1.2%)
   8,800   Ball Corp..............................................................................       402,600
   8,200   Bemis Company, Inc.....................................................................       311,087
  10,000   Crown Cork & Seal Co., Inc.............................................................       308,125
  10,500   Owens-Illinois, Inc.*..................................................................       321,562
   7,800   Sealed Air Corp.*......................................................................       398,288
   6,200   Temple-Inland, Inc.....................................................................       367,737
                                                                                                    ------------
                                                                                                       2,109,399
                                                                                                    ------------
           CONTRACT DRILLING (0.4%)
  18,800   Helmerich & Payne, Inc.................................................................       364,250
  32,000   Rowan Companies, Inc.*.................................................................       320,000
                                                                                                    ------------
                                                                                                         684,250
                                                                                                    ------------
           DEPARTMENT STORES (1.1%)
  10,400   Dillard's, Inc. (Class A)..............................................................       295,100
   6,700   Federated Department Stores, Inc.*.....................................................       291,869
   5,100   May Department Stores Co...............................................................       307,912
   6,000   Kohl's Corp............................................................................       368,625
   6,100   Penney (J.C.) Co., Inc.................................................................       285,937

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   8,000   Sears, Roebuck & Co....................................................................  $    340,000
                                                                                                    ------------
                                                                                                       1,889,443
                                                                                                    ------------
           DISCOUNT CHAINS (1.2%)
  16,000   Consolidated Stores Corp.*.............................................................       323,000
   5,200   Costco Companies, Inc.*................................................................       375,375
   7,500   Dayton Hudson Corp.....................................................................       406,875
  12,500   Dollar General Corp....................................................................       295,312
  20,200   Kmart Corp.*...........................................................................       309,313
   4,800   Wal-Mart Stores, Inc.*.................................................................       390,900
                                                                                                    ------------
                                                                                                       2,100,775
                                                                                                    ------------
           DIVERSIFIED COMMERCIAL SERVICES (0.2%)
   5,900   Paychex, Inc...........................................................................       303,481
                                                                                                    ------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.4%)
   8,100   Harris Corp............................................................................       296,662
   6,700   Rockwell International Corp............................................................       325,369
                                                                                                    ------------
                                                                                                         622,031
                                                                                                    ------------
           DIVERSIFIED FINANCIAL SERVICES (0.6%)
   3,400   American Express Co....................................................................       347,650
   5,600   Providian Financial Corp...............................................................       420,000
   3,100   Transamerica Corp......................................................................       358,050
                                                                                                    ------------
                                                                                                       1,125,700
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (2.0%)
  11,000   Aeroquip-Vickers, Inc..................................................................       329,313
  14,900   Allegheny Teledyne Inc.................................................................       304,519
   7,000   AlliedSignal, Inc......................................................................       310,188
   6,200   Cooper Industries, Inc.................................................................       295,662
   5,600   Danaher Corp...........................................................................       304,150
   8,400   Dover Corp.............................................................................       307,650
   5,400   FMC Corp.*.............................................................................       302,400
   8,700   ITT Industries, Inc....................................................................       345,825
   4,000   Minnesota Mining & Manufacturing Co....................................................       284,500
  18,200   Thermo Electron Corp.*.................................................................       308,263
   5,200   Tyco International Ltd.................................................................       392,275
                                                                                                    ------------
                                                                                                       3,484,745
                                                                                                    ------------
           DRUG STORE CHAIN (0.9%)
   7,100   CVS Corp...............................................................................       390,500
   8,500   Longs Drug Stores Corp.................................................................       318,750
   8,000   Rite Aid Corp..........................................................................       396,500
   6,600   Walgreen Co............................................................................       386,513
                                                                                                    ------------
                                                                                                       1,492,263
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           E.D.P. PERIPHERALS (0.5%)
   4,800   EMC Corp.*.............................................................................  $    408,000
  13,400   Seagate Technology, Inc.*..............................................................       405,350
                                                                                                    ------------
                                                                                                         813,350
                                                                                                    ------------
           E.D.P. SERVICES (1.0%)
   4,400   Automatic Data Processing, Inc.........................................................       352,825
   5,500   Ceridian Corp.*........................................................................       383,969
   4,500   Computer Sciences Corp.*...............................................................       289,969
   7,400   Electronic Data Systems Corp...........................................................       371,850
  10,500   First Data Corp........................................................................       332,719
                                                                                                    ------------
                                                                                                       1,731,332
                                                                                                    ------------
           ELECTRIC UTILITIES (5.4%)
   6,400   AES Corp. (The)*.......................................................................       303,200
   7,500   Ameren Corp............................................................................       320,156
   6,300   American Electric Power Co.............................................................       296,494
  10,500   Baltimore Gas & Electric Co............................................................       324,188
   6,700   Carolina Power & Light Co..............................................................       315,319
  12,300   Central & South West Corp..............................................................       337,481
   8,700   CINergy Corp...........................................................................       299,063
   7,000   Consolidated Edison, Inc...............................................................       370,125
   7,700   Dominion Resources, Inc................................................................       359,975
   8,000   DTE Energy Co..........................................................................       343,000
   5,000   Duke Power Co..........................................................................       320,313
  10,700   Edison International...................................................................       298,263
  12,000   Entergy Corp...........................................................................       373,500
  10,100   FirstEnergy Corp.......................................................................       328,881
   4,800   FPL Group, Inc.........................................................................       295,800
   8,000   GPU, Inc...............................................................................       353,500
  11,000   Houston Industries, Inc................................................................       353,375
   6,100   New Century Energies, Inc..............................................................       297,375
  22,000   Niagara Mohawk Power Corp.*............................................................       354,750
  12,000   Northern States Power Co...............................................................       333,000
  14,300   PacifiCorp.............................................................................       301,194
   9,500   PG & E Corp............................................................................       299,250
   9,500   PECO Energy Co.........................................................................       395,438
  13,800   PP&L Resources, Inc....................................................................       384,675
   8,900   Public Service Enterprise Group, Inc...................................................       356,000
  12,100   Southern Co............................................................................       351,656
   7,000   Texas Utilities Co.....................................................................       326,813
   9,500   Unicom Corp............................................................................       366,344
                                                                                                    ------------
                                                                                                       9,359,128
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRICAL PRODUCTS (0.6%)
   5,500   Emerson Electric Co....................................................................  $    344,094
  10,700   Raychem Corp...........................................................................       345,744
   7,000   Thomas Betts Corp......................................................................       303,187
                                                                                                    ------------
                                                                                                         993,025
                                                                                                    ------------
           ELECTRONIC COMPONENTS (0.2%)
   7,500   AMP, Inc...............................................................................       390,469
                                                                                                    ------------
           ELECTRONIC DATA PROCESSING (2.1%)
   9,000   Apple Computer, Inc.*..................................................................       368,437
   9,400   COMPAQ Computer Corp...................................................................       394,212
  22,500   Data General Corp.*....................................................................       369,844
   5,100   Dell Computer Corp.*...................................................................       373,256
   6,500   Gateway 2000, Inc.*....................................................................       332,719
   5,000   Hewlett-Packard Co.....................................................................       341,562
   2,100   International Business Machines Corp...................................................       387,975
  26,000   Silicon Graphics, Inc.*................................................................       334,750
   4,600   Sun Microsystems, Inc.*................................................................       393,587
  11,400   Unisys Corp.*..........................................................................       392,587
                                                                                                    ------------
                                                                                                       3,688,929
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
   9,000   Applied Materials, Inc.*...............................................................       384,188
   9,400   KLA-Tencor Corp.*......................................................................       407,725
                                                                                                    ------------
                                                                                                         791,913
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION (0.4%)
   7,100   Fluor Corp.............................................................................       302,194
  23,500   Foster Wheeler Corp....................................................................       309,906
                                                                                                    ------------
                                                                                                         612,100
                                                                                                    ------------
           ENVIRONMENTAL SERVICES (0.4%)
  10,300   Browning-Ferris Industries, Inc........................................................       292,906
   7,200   Waste Management, Inc..................................................................       335,700
                                                                                                    ------------
                                                                                                         628,606
                                                                                                    ------------
           FARMING/SEEDS/MILLING (0.3%)
  18,000   Archer-Daniels-Midland Co..............................................................       309,375
  10,800   Pioneer Hi-Bred International, Inc.....................................................       291,600
                                                                                                    ------------
                                                                                                         600,975
                                                                                                    ------------
           FINANCE COMPANIES (1.6%)
   8,200   Associates First Capital Corp. (Class A)...............................................       347,475
   3,000   Capital One Financial Corp.............................................................       345,000
   6,700   Countrywide Credit Industries, Inc.....................................................       336,256
   5,100   Fannie Mae.............................................................................       377,400

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   6,000   Freddie Mac............................................................................  $    386,625
   8,800   Household International, Inc...........................................................       348,700
  15,000   MBNA Corp..............................................................................       374,062
   7,500   SLM Holding Corp.......................................................................       360,000
                                                                                                    ------------
                                                                                                       2,875,518
                                                                                                    ------------
           FINANCIAL PUBLISHING/SERVICES (0.6%)
   9,900   Dun & Bradstreet Corp..................................................................       312,469
   9,200   Equifax, Inc...........................................................................       314,525
   3,700   McGraw-Hill, Inc.......................................................................       376,937
                                                                                                    ------------
                                                                                                       1,003,931
                                                                                                    ------------
           FLUID CONTROLS (0.2%)
  10,000   Parker-Hannifin Corp...................................................................       327,500
                                                                                                    ------------
           FOOD CHAINS (1.4%)
   6,100   Albertson's, Inc.......................................................................       388,494
  10,300   American Stores Co.....................................................................       380,456
   6,700   Fred Meyer, Inc.*......................................................................       403,675
  10,600   Great Atlantic & Pacific Tea Co., Inc..................................................       314,025
   6,600   Kroger Co.*............................................................................       399,300
   4,800   Safeway, Inc.*.........................................................................       292,500
   7,700   Winn-Dixie Stores, Inc.................................................................       345,537
                                                                                                    ------------
                                                                                                       2,523,987
                                                                                                    ------------
           FOOD DISTRIBUTORS (0.4%)
  13,400   Supervalu, Inc.........................................................................       375,200
  12,800   Sysco Corp.............................................................................       351,200
                                                                                                    ------------
                                                                                                         726,400
                                                                                                    ------------
           FOREST PRODUCTS (0.4%)
  16,600   Louisiana-Pacific Corp.................................................................       303,988
   6,500   Weyerhaeuser Co........................................................................       330,281
                                                                                                    ------------
                                                                                                         634,269
                                                                                                    ------------
           HOME BUILDING (0.8%)
   8,600   Centex Corp............................................................................       387,537
   8,500   Fleetwood Enterprises, Inc.............................................................       295,375
  11,100   Kaufman & Broad Home Corp..............................................................       319,125
  12,600   Pulte Corp.............................................................................       350,437
                                                                                                    ------------
                                                                                                       1,352,474
                                                                                                    ------------
           HOME FURNISHINGS (0.8%)
   8,000   National Service Industries, Inc.......................................................       304,000
   8,500   Newell Co..............................................................................       350,625
  10,400   Rubbermaid, Inc........................................................................       326,950
  20,800   Tupperware Corp........................................................................       341,900
                                                                                                    ------------
                                                                                                       1,323,475
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOSPITAL/NURSING MANAGEMENT (0.6%)
  11,900   Columbia/HCA Healthcare Corp...........................................................  $    294,525
  13,400   HCR Manor Care, Inc....................................................................       393,625
  11,600   Tenet Healthcare Corp.*................................................................       304,500
                                                                                                    ------------
                                                                                                         992,650
                                                                                                    ------------
           HOTELS/RESORTS (0.5%)
   6,200   Carnival Corp. (Class A)...............................................................       297,600
  15,000   Hilton Hotels Corp.....................................................................       286,875
   9,900   Marriott International, Inc............................................................       287,100
                                                                                                    ------------
                                                                                                         871,575
                                                                                                    ------------
           INDUSTRIAL MACHINERY/ COMPONENTS (0.7%)
  33,400   Harnischfeger Industries, Inc..........................................................       340,263
   5,000   Illinois Tool Works Inc................................................................       290,000
   7,100   Ingersoll-Rand Co......................................................................       333,256
  16,500   Milacron, Inc..........................................................................       317,625
                                                                                                    ------------
                                                                                                       1,281,144
                                                                                                    ------------
           INDUSTRIAL SPECIALTIES (0.6%)
  10,300   Ecolab, Inc............................................................................       372,731
  13,500   Millipore Corp.........................................................................       383,906
  14,500   Pall Corp..............................................................................       367,031
                                                                                                    ------------
                                                                                                       1,123,668
                                                                                                    ------------
           INSURANCE BROKERS/SERVICES (0.4%)
   5,400   AON Corp...............................................................................       299,025
   5,400   Marsh & McLennan Companies, Inc........................................................       315,562
                                                                                                    ------------
                                                                                                         614,587
                                                                                                    ------------
           INTEGRATED OIL COMPANIES (2.0%)
   6,200   Amerada Hess Corp......................................................................       308,450
   6,100   Amoco Corp.............................................................................       368,288
   4,600   Atlantic Richfield Co..................................................................       300,150
   3,800   Chevron Corp...........................................................................       315,163
   4,200   Exxon Corp.*...........................................................................       307,125
   8,500   Kerr-McGee Corp........................................................................       325,125
   4,100   Mobil Corp.............................................................................       357,213
   7,000   Phillips Petroleum Co..................................................................       298,375
   6,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)*.........................................       287,250
   5,500   Texaco, Inc............................................................................       290,813
  10,300   Unocal Corp............................................................................       300,631
                                                                                                    ------------
                                                                                                       3,458,583
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           INVESTMENT BANKERS/BROKERS/ SERVICES (1.0%)
   8,000   Bear Stearns Companies, Inc............................................................  $    299,000
   8,500   Lehman Brothers Holdings, Inc..........................................................       374,531
   5,000   Merrill Lynch & Co., Inc...............................................................       333,750
   5,200   Morgan Stanley Dean Witter & Co. (Note 3)..............................................       369,200
   6,600   Schwab (CHARLES) Corp..................................................................       370,837
                                                                                                    ------------
                                                                                                       1,747,318
                                                                                                    ------------
           INVESTMENT MANAGERS (0.2%)
   9,000   Franklin Resources, Inc................................................................       288,000
                                                                                                    ------------
           LIFE INSURANCE (0.8%)
   4,800   American General Corp..................................................................       374,400
  10,100   Conseco, Inc...........................................................................       308,681
   5,100   Jefferson-Pilot Corp...................................................................       382,500
   4,600   SunAmerica Inc.........................................................................       373,175
                                                                                                    ------------
                                                                                                       1,438,756
                                                                                                    ------------
           MAJOR BANKS (4.6%)
  10,000   Bank of New York Co., Inc..............................................................       402,500
   7,500   Bank One Corp..........................................................................       382,969
   6,400   Bank America Corp......................................................................       384,800
   7,800   BankBoston Corp........................................................................       303,713
   4,200   Bankers Trust New York Corp............................................................       358,837
   9,600   BB&T Corp..............................................................................       387,000
   5,400   Chase Manhattan Corp...................................................................       367,537
   7,700   Citigroup, Inc.........................................................................       381,150
   4,650   Comerica, Inc..........................................................................       317,072
   6,432   First Union Corp.......................................................................       391,146
   7,200   Fleet Financial Group, Inc.............................................................       321,750
   9,900   Huntington Bancshares, Inc.............................................................       297,619
   9,400   KeyCorp................................................................................       300,800
   4,800   Mellon Bank Corp.......................................................................       330,000
   2,900   Morgan (J.P.) & Co., Inc...............................................................       304,681
   4,100   National City Corp.....................................................................       297,250
   5,500   PNC Bank Corp..........................................................................       297,688
   6,600   Republic New York Corp.................................................................       300,713
   4,400   State Street Corp......................................................................       306,075
   6,700   Summit Bancorp.........................................................................       292,706
   4,200   SunTrust Banks, Inc....................................................................       321,300
   8,400   U.S. Bancorp...........................................................................       298,200
   3,700   Wachovia Corp..........................................................................       323,518
   9,900   Wells Fargo & Co.......................................................................       395,381
                                                                                                    ------------
                                                                                                       8,064,405
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR CHEMICALS (1.2%)
   3,500   Dow Chemical Co........................................................................  $    318,281
   5,200   Du Pont (E.I.) de Nemours & Co., Inc...................................................       275,925
   7,000   Eastman Chemical Co....................................................................       313,250
  11,000   Hercules, Inc..........................................................................       301,125
   6,700   Monsanto Co............................................................................       318,250
   9,300   Rohm & Haas Co.........................................................................       280,163
   6,900   Union Carbide Corp.....................................................................       293,250
                                                                                                    ------------
                                                                                                       2,100,244
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (2.3%)
   7,800   Abbott Laboratories....................................................................       382,200
   6,100   American Home Products Corp............................................................       343,506
   5,300   Baxter International, Inc..............................................................       340,856
   2,900   Bristol-Myers Squibb Co................................................................       388,056
   4,100   Johnson & Johnson......................................................................       343,887
   4,200   Lilly (Eli) & Co.......................................................................       373,275
   2,600   Merck & Co., Inc.*.....................................................................       383,987
   3,100   Pfizer, Inc.*..........................................................................       388,856
   6,900   Pharmacia & Upjohn, Inc................................................................       390,712
   6,600   Schering-Plough Corp...................................................................       364,650
   4,500   Warner-Lambert Co......................................................................       338,344
                                                                                                    ------------
                                                                                                       4,038,329
                                                                                                    ------------
           MAJOR U.S. TELECOMMUNICATIONS (2.2%)
   6,400   ALLTEL Corp............................................................................       382,800
   6,200   Ameritech Corp.........................................................................       392,925
   5,000   AT&T Corp..............................................................................       376,250
   6,400   Bell Atlantic Corp.....................................................................       363,600
   8,000   BellSouth Corp.........................................................................       399,000
   5,500   GTE Corp...............................................................................       370,906
   5,300   MCI WorldCom, Inc......................................................................       380,275
   7,200   SBC Communications, Inc................................................................       386,100
   4,500   Sprint Corp. (FON Group)...............................................................       378,563
   6,000   U.S. West, Inc.........................................................................       387,750
                                                                                                    ------------
                                                                                                       3,818,169
                                                                                                    ------------
           MANAGED HEALTH CARE (0.5%)
   3,900   Aetna Inc..............................................................................       306,637
  16,900   Humana, Inc.*..........................................................................       301,031
   6,800   United Healthcare Corp.................................................................       292,825
                                                                                                    ------------
                                                                                                         900,493
                                                                                                    ------------
           MEAT/POULTRY/FISH (0.2%)
  10,000   ConAgra, Inc...........................................................................       315,000
                                                                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES (0.2%)
   5,100   Medtronic, Inc.........................................................................       378,675
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (1.9%)
   8,000   ALZA Corp. (Class A)*..................................................................  $    418,000
   8,000   Bard (C.R.), Inc.......................................................................       396,000
   6,700   Bausch & Lomb, Inc.....................................................................       402,000
   8,600   Becton, Dickinson & Co.................................................................       367,113
   9,900   Biomet, Inc............................................................................       397,856
  11,300   Boston Scientific Corp.*...............................................................       302,981
   3,600   Guidant Corp...........................................................................       396,900
  12,600   Mallinckrodt Group, Inc................................................................       388,237
  11,000   St. Jude Medical, Inc.*................................................................       304,563
                                                                                                    ------------
                                                                                                       3,373,650
                                                                                                    ------------
           MEDICAL/DENTAL DISTRIBUTORS (0.2%)
   5,100   Cardinal Health, Inc...................................................................       386,962
                                                                                                    ------------
           MEDICAL/NURSING SERVICES (0.2%)
  20,000   Healthsouth Corp.*.....................................................................       308,750
                                                                                                    ------------
           METALS FABRICATIONS (0.2%)
  16,400   Timken Co..............................................................................       309,550
                                                                                                    ------------
           MID - SIZED BANKS (1.1%)
   5,362   Fifth Third Bancorp....................................................................       382,378
   6,500   Mercantile Bancorporation, Inc.........................................................       299,813
   4,500   Northern Trust Corp....................................................................       392,625
   7,500   Regions Financial Corp.................................................................       302,344
  12,900   Synovus Financial Corp.................................................................       314,438
   7,000   Union Planters Corp....................................................................       317,187
                                                                                                    ------------
                                                                                                       2,008,785
                                                                                                    ------------
           MILITARY/GOV'T/TECHNICAL (0.6%)
  12,900   EG & G, Inc............................................................................       358,781
   6,600   General Dynamics Corp..................................................................       386,925
   5,800   Raytheon Co. (Class B).................................................................       308,850
                                                                                                    ------------
                                                                                                       1,054,556
                                                                                                    ------------
           MOTOR VEHICLES (0.4%)
   6,500   Ford Motor Co..........................................................................       381,469
   4,400   General Motors Corp....................................................................       314,875
                                                                                                    ------------
                                                                                                         696,344
                                                                                                    ------------
           MOVIES/ENTERTAINMENT (1.0%)
  12,500   King World Productions Inc.*...........................................................       367,969
   8,400   Seagram Co. Ltd. (Canada)..............................................................       319,200
   6,300   Time Warner, Inc.......................................................................       390,994
   5,300   Viacom, Inc. (Class B)*................................................................       392,200
  10,000   Walt Disney Co.........................................................................       300,000
                                                                                                    ------------
                                                                                                       1,770,363
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE (1.1%)
   8,500   Allstate Corp..........................................................................  $    328,313
   3,525   American International Group, Inc......................................................       340,603
   4,500   CIGNA Corp.............................................................................       347,906
   6,000   Hartford Financial Services Group, Inc.................................................       329,250
   3,600   Lincoln National Corp..................................................................       294,525
   6,900   SAFECO Corp............................................................................       296,269
                                                                                                    ------------
                                                                                                       1,936,866
                                                                                                    ------------
           MULTI-SECTOR COMPANIES (1.3%)
  10,400   Crane Co...............................................................................       313,950
   3,600   General Electric Co....................................................................       367,425
   4,000   Honeywell, Inc.........................................................................       301,250
   3,500   Loews Corp.............................................................................       343,875
  12,000   McDermott International, Inc...........................................................       296,250
   9,400   Tenneco, Inc...........................................................................       320,188
   4,300   Textron, Inc...........................................................................       326,531
                                                                                                    ------------
                                                                                                       2,269,469
                                                                                                    ------------
           NATURAL GAS (1.1%)
   5,500   Consolidated Natural Gas Co............................................................       297,000
   7,800   Eastern Enterprises....................................................................       341,250
   7,500   Nicor Inc..............................................................................       316,875
   8,500   ONEOK, Inc.............................................................................       307,063
   8,500   Peoples Energy Corp....................................................................       338,938
  12,000   Sempra Energy..........................................................................       304,500
                                                                                                    ------------
                                                                                                       1,905,626
                                                                                                    ------------
           NEWSPAPERS (1.0%)
   6,200   Dow Jones & Co., Inc...................................................................       298,375
   4,600   Gannett Co., Inc.......................................................................       304,463
   6,100   Knight-Ridder, Inc.....................................................................       311,863
   8,800   New York Times Co. (Class A)...........................................................       305,250
   5,200   Times Mirror Co. (Class A).............................................................       291,200
   4,900   Tribune Co.............................................................................       323,400
                                                                                                    ------------
                                                                                                       1,834,551
                                                                                                    ------------
           OFFICE EQUIPMENT/SUPPLIES (0.6%)
   6,600   Avery Dennison Corp....................................................................       297,413
   6,000   Pitney Bowes, Inc......................................................................       396,375
   3,200   Xerox Corp.............................................................................       377,600
                                                                                                    ------------
                                                                                                       1,071,388
                                                                                                    ------------
           OIL & GAS PRODUCTION (1.0%)
  12,000   Apache Corp............................................................................       303,750
  10,000   Anardarko Petroleum Corp...............................................................       308,750
   8,200   Burlington Resources, Inc..............................................................       293,663
  16,800   Occidental Petroleum Corp..............................................................       283,500

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  23,100   Oryx Energy Co.*.......................................................................  $    310,406
  35,000   Union Pacific Resources Group, Inc.....................................................       317,187
                                                                                                    ------------
                                                                                                       1,817,256
                                                                                                    ------------
           OIL REFINERIES/MARKETING (0.6%)
   6,000   Ashland, Inc...........................................................................       290,250
   8,600   Sunoco Inc.............................................................................       310,138
  12,000   USX-Marathon Group.....................................................................       361,500
                                                                                                    ------------
                                                                                                         961,888
                                                                                                    ------------
           OIL/GAS TRANSMISSION (1.0%)
  10,000   Coastal Corp...........................................................................       349,375
   5,900   Columbia Energy Group..................................................................       340,725
   6,500   Enron Corp.............................................................................       370,906
  11,200   Sonat, Inc.............................................................................       303,100
  10,400   Williams Companies, Inc................................................................       324,350
                                                                                                    ------------
                                                                                                       1,688,456
                                                                                                    ------------
           OILFIELD SERVICES/EQUIPMENT (0.6%)
  19,000   Baker Hughes, Inc......................................................................       336,063
  12,800   Halliburton Co.........................................................................       379,200
   7,000   Schlumberger, Ltd......................................................................       322,875
                                                                                                    ------------
                                                                                                       1,038,138
                                                                                                    ------------
           OTHER CONSUMER SERVICES (0.6%)
   7,900   Block (H.&R.), Inc.....................................................................       355,500
  19,500   Cendant Corp.*.........................................................................       371,719
   8,000   Service Corp. International............................................................       304,500
                                                                                                    ------------
                                                                                                       1,031,719
                                                                                                    ------------
           OTHER METALS/MINERALS (0.9%)
  20,000   ASARCO, Inc............................................................................       301,250
  32,000   Cyprus Amax Minerals Co................................................................       320,000
  30,000   Freeport-McMoran Copper & Gold, Inc. (Class B).........................................       313,125
  28,700   Inco Ltd. (Canada).....................................................................       303,144
   5,800   Phelps Dodge Corp......................................................................       295,075
                                                                                                    ------------
                                                                                                       1,532,594
                                                                                                    ------------
           OTHER PHARMACEUTICALS (0.2%)
   5,700   Allergan, Inc..........................................................................       369,075
                                                                                                    ------------
           OTHER SPECIALTY STORES (0.8%)
  10,500   AutoZone, Inc.*........................................................................       345,844
  25,000   Pep Boys-Manny, Moe & Jack.............................................................       392,188
   6,600   Staples, Inc.*.........................................................................       288,338
  19,000   Toys 'R' Us, Inc.*.....................................................................       320,625
                                                                                                    ------------
                                                                                                       1,346,995
                                                                                                    ------------
           OTHER TRANSPORTATION (0.2%)
  30,600   Laidlaw, Inc. (Canada).................................................................       307,912
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PACKAGE GOODS/COSMETICS (1.6%)
  11,700   Alberto-Culver Co. (Class B)...........................................................  $    312,244
   8,400   Avon Products, Inc.....................................................................       371,700
   3,400   Clorox Co..............................................................................       397,162
   3,900   Colgate-Palmolive Co...................................................................       362,212
   6,700   Gillette Co............................................................................       323,694
   7,600   International Flavors & Fragrances Inc.................................................       335,825
   6,300   Kimberly-Clark Corp....................................................................       343,350
   3,600   Procter & Gamble Co....................................................................       328,725
                                                                                                    ------------
                                                                                                       2,774,912
                                                                                                    ------------
           PACKAGED FOODS (1.6%)
   5,400   BestFoods..............................................................................       287,550
   6,000   Campbell Soup Co.......................................................................       330,000
   4,500   General Mills, Inc.....................................................................       349,875
   5,300   Heinz (H.J.) Co........................................................................       300,113
   8,700   Kellogg Co.............................................................................       296,888
   5,700   Quaker Oats Company (The)..............................................................       339,150
   9,500   Ralston-Ralston Purina Group...........................................................       307,563
  10,600   Sara Lee Corp..........................................................................       298,788
   4,400   Unilever N.V. (Netherlands)............................................................       364,925
                                                                                                    ------------
                                                                                                       2,874,852
                                                                                                    ------------
           PAINTS/COATINGS (0.4%)
   5,700   PPG Industries, Inc....................................................................       332,025
  13,000   Sherwin-Williams Co....................................................................       381,875
                                                                                                    ------------
                                                                                                         713,900
                                                                                                    ------------
           PAPER (1.7%)
  10,000   Boise Cascade Corp.....................................................................       310,000
   7,800   Champion International Corp............................................................       315,900
   9,000   Fort James Corp........................................................................       360,000
   7,000   International Paper Co.................................................................       313,688
  11,000   Mead Corp..............................................................................       322,438
   8,000   Potlatch Corp..........................................................................       295,000
   5,900   Union Camp Corp........................................................................       398,250
  11,100   Westvaco Corp..........................................................................       297,619
   9,500   Willamette Industries, Inc.............................................................       318,250
                                                                                                    ------------
                                                                                                       2,931,145
                                                                                                    ------------
           PHOTOGRAPHIC PRODUCTS (0.4%)
   4,200   Eastman Kodak Co.......................................................................       302,400
  18,000   Polaroid Corp..........................................................................       336,375
                                                                                                    ------------
                                                                                                         638,775
                                                                                                    ------------
           PRECIOUS METALS (0.9%)
  16,400   Barrick Gold Corp. (Canada)............................................................       319,800
  71,000   Battle Mountain Gold Co................................................................       292,875
  34,000   Homestake Mining Co....................................................................       312,375

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

  18,500   Newmont Mining Corp....................................................................  $    334,156
  26,500   Placer Dome Inc. (Canada)..............................................................       304,750
                                                                                                    ------------
                                                                                                       1,563,956
                                                                                                    ------------
           PRECISION INSTRUMENTS (0.4%)
   4,100   Perkin-Elmer Corp......................................................................       400,006
  13,100   Tektronix, Inc.........................................................................       393,819
                                                                                                    ------------
                                                                                                         793,825
                                                                                                    ------------
           PRINTING FORMS (0.5%)
   9,000   Deluxe Corp............................................................................       329,063
   7,200   Donnelley (R.R.) & Sons Co.............................................................       315,450
  29,000   Moore Corp. Ltd. (Canada)..............................................................       319,000
                                                                                                    ------------
                                                                                                         963,513
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (0.9%)
     147   Berkshire Hathaway, Inc................................................................       345,450
   4,600   Chubb Corp.............................................................................       298,425
   8,400   Cincinnati Financial Corp..............................................................       307,650
   2,300   Progressive Corp.......................................................................       389,563
   9,000   St. Paul Companies, Inc................................................................       312,750
                                                                                                    ------------
                                                                                                       1,653,838
                                                                                                    ------------
           RAILROADS (0.7%)
   9,000   Burlington Northern Santa Fe Corp......................................................       303,750
   7,200   CSX Corp...............................................................................       298,800
  10,000   Norfolk Southern Corp..................................................................       316,875
   6,900   Union Pacific Corp.....................................................................       310,931
                                                                                                    ------------
                                                                                                       1,230,356
                                                                                                    ------------
           RECREATIONAL PRODUCTS/TOYS (0.6%)
  15,600   Brunswick Corp.........................................................................       386,100
   9,300   Hasbro, Inc............................................................................       335,962
  13,000   Mattel, Inc............................................................................       296,562
                                                                                                    ------------
                                                                                                       1,018,624
                                                                                                    ------------
           RENTAL/LEASING COMPANIES (0.2%)
  11,700   Ryder System, Inc......................................................................       304,200
                                                                                                    ------------
           RESTAURANTS (0.8%)
  21,000   Darden Restaurants, Inc................................................................       378,000
   5,100   McDonald's Corp........................................................................       390,788
   8,000   Tricon Global Restaurants, Inc.*.......................................................       401,000
  14,500   Wendy's International, Inc.............................................................       316,281
                                                                                                    ------------
                                                                                                       1,486,069
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (0.4%)
   3,500   Golden West Financial Corp.............................................................       320,906
  10,500   Washington Mutual, Inc.................................................................       400,969
                                                                                                    ------------
                                                                                                         721,875
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS (1.3%)
  14,200   Advanced Micro Devices, Inc.*..........................................................  $    410,912
   3,200   Intel Corp.............................................................................       379,200
  19,400   LSI Logic Corp.*.......................................................................       312,825
   7,600   Micron Technology, Inc.*...............................................................       384,275
  26,500   National Semiconductor Corp.*..........................................................       357,750
   4,600   Texas Instruments, Inc.................................................................       393,587
                                                                                                    ------------
                                                                                                       2,238,549
                                                                                                    ------------
           SERVICES TO THE HEALTH INDUSTRY (0.6%)
  11,600   HBO & Co...............................................................................       332,775
   5,200   IMS Health Inc.........................................................................       392,275
   7,000   Shared Medical Systems Corp............................................................       349,125
                                                                                                    ------------
                                                                                                       1,074,175
                                                                                                    ------------
           SHOE MANUFACTURING (0.4%)
   7,300   Nike, Inc. (Class B)...................................................................       296,106
  23,000   Reebok International Ltd. (United Kingdom)*............................................       342,125
                                                                                                    ------------
                                                                                                         638,231
                                                                                                    ------------
           SPECIALTY CHEMICALS (1.6%)
   8,200   Air Products & Chemicals, Inc..........................................................       328,000
  15,200   Engelhard Corp.........................................................................       296,400
   8,800   Goodrich (B.F.) Co.....................................................................       315,700
  21,500   Grace (W. R.) & Co.....................................................................       337,281
   7,500   Great Lakes Chemical Corp..............................................................       300,000
  12,700   Morton International, Inc..............................................................       311,150
  10,200   Nalco Chemical Co......................................................................       316,200
   8,800   Praxair, Inc...........................................................................       310,200
  10,000   Sigma-Aldrich Corp.....................................................................       292,500
                                                                                                    ------------
                                                                                                       2,807,431
                                                                                                    ------------
           SPECIALTY FOODS/CANDY (0.3%)
   4,700   Hershey Foods Corp.....................................................................       292,281
   3,400   Wrigley (Wm.) Jr. Co. (Class A)........................................................       304,513
                                                                                                    ------------
                                                                                                         596,794
                                                                                                    ------------
           SPECIALTY INSURERS (0.4%)
   4,500   MBIA, Inc..............................................................................       295,031
   9,000   MGIC Investment Corp...................................................................       358,312
                                                                                                    ------------
                                                                                                         653,343
                                                                                                    ------------
           SPECIALTY STEEL (0.2%)
   7,100   Nucor Corp.............................................................................       307,075
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

           STEEL/IRON ORE (0.7%)
  55,000   Armco Inc..............................................................................  $    240,625
  38,900   Bethlehem Steel Corp.*.................................................................       325,788
  13,500   USX-U.S. Steel Group, Inc..............................................................       310,500
  24,000   Worthington Industries, Inc............................................................       300,000
                                                                                                    ------------
                                                                                                       1,176,913
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (1.7%)
  20,000   Andrew Corp.*..........................................................................       330,000
   8,700   Corning, Inc...........................................................................       391,500
  11,400   General Instrument Corp.*..............................................................       386,887
   3,500   Lucent Technologies Inc................................................................       385,000
   6,000   Motorola, Inc..........................................................................       366,375
   7,800   Northern Telecom Ltd. (Canada).........................................................       390,975
  15,100   Scientific-Atlanta, Inc................................................................       344,469
   5,500   Tellabs, Inc.*.........................................................................       377,095
                                                                                                    ------------
                                                                                                       2,972,301
                                                                                                    ------------
           TELECOMMUNICATIONS (0.2%)
  10,600   Frontier Corp..........................................................................       360,400
                                                                                                    ------------
           TEXTILES (0.2%)
   7,100   Springs Industries, Inc. (Class A).....................................................       294,206
                                                                                                    ------------
           TOBACCO (0.6%)
   7,200   Philip Morris Companies, Inc...........................................................       385,200
  10,500   RJR Nabisco Holdings Corp..............................................................       311,719
  11,200   UST, Inc...............................................................................       390,600
                                                                                                    ------------
                                                                                                       1,087,519
                                                                                                    ------------
           TOOLS/HARDWARE (0.8%)
   6,300   Black & Decker Corp....................................................................       353,194
   7,900   Briggs & Stratton Corp.................................................................       394,013
   8,600   Snap-On, Inc...........................................................................       299,387
  10,700   Stanley Works..........................................................................       296,925
                                                                                                    ------------
                                                                                                       1,343,519
                                                                                                    ------------
           WHOLESALE DISTRIBUTOR (0.3%)
   7,400   Grainger (W.W.), Inc...................................................................       308,025
  35,000   IKON Office Solutions, Inc.............................................................       299,688
                                                                                                    ------------
                                                                                                         607,713
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $132,363,447).........................................................   169,631,168
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VALUE-ADDED MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (1.6%)
           REPURCHASE AGREEMENT
$  2,800   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98; proceeds $2,800,409 (a)
             (IDENTIFIED COST $2,799,165).........................................................  $  2,799,165
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $135,162,612) (b)........................................................   98.6 %   172,430,333

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    1.4       2,393,489
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 174,823,822
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $2,825,570 U.S. Treasury Note 6.75% due 06/30/99 valued at $2,855,149.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate appreciation is $46,892,377 and the aggregate gross unrealized depreciation is $9,624,656, resulting in net unrealized appreciation of $37,267,721.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.5%)
           AEROSPACE (2.7%)
   9,400   Cordant Technologies, Inc...............................................................  $   352,500
  20,400   Gulfstream Aerospace Corp.*.............................................................    1,086,300
                                                                                                     -----------
                                                                                                       1,438,800
                                                                                                     -----------
           AIRLINES (1.0%)
  15,500   Continental Airlines, Inc. (Class B)*...................................................      519,250
                                                                                                     -----------
           BEVERAGES - NON-ALCOHOLIC (2.2%)
   6,700   Coca Cola Co............................................................................      448,061
  20,500   Coca-Cola Enterprises Inc...............................................................      732,875
                                                                                                     -----------
                                                                                                       1,180,936
                                                                                                     -----------
           BIOTECHNOLOGY (1.1%)
  11,400   Genzyme Corp. (General Division)*.......................................................      566,437
                                                                                                     -----------
           BROADCASTING (11.5%)
  12,700   Chancellor Media Corp.*.................................................................      607,219
  52,300   Clear Channel Communications, Inc.*.....................................................    2,850,350
   7,500   Comcast Corp. (Class A Special).........................................................      440,156
   4,500   Comcast Corp. (Class A).................................................................      258,187
  18,300   General Motors Corp. (Class H)*.........................................................      726,281
  17,800   Tele-Communications Liberty Media Group (Class A)*......................................      819,913
   8,000   Tele-Communications, Inc. (Class A)*....................................................      442,500
                                                                                                     -----------
                                                                                                       6,144,606
                                                                                                     -----------
           BUILDING MATERIALS/DIY CHAINS (1.7%)
  14,900   Home Depot, Inc. (The)..................................................................      911,694
                                                                                                     -----------
           COMPUTER COMMUNICATIONS (2.5%)
  14,525   Cisco Systems, Inc.*....................................................................    1,348,102
                                                                                                     -----------
           COMPUTER HARDWARE (3.5%)
  16,000   Compaq Computer Corp....................................................................      671,000
   6,500   Dell Computer Corp.*....................................................................      475,719
   4,000   International Business Machines Corp....................................................      739,000
                                                                                                     -----------
                                                                                                       1,885,719
                                                                                                     -----------
           COMPUTER SOFTWARE (3.9%)
  12,900   Microsoft Corp.*........................................................................    1,787,456
   6,500   Oracle Corp.*...........................................................................      280,313
                                                                                                     -----------
                                                                                                       2,067,769
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE & SERVICES (1.7%)
   4,900   America Online, Inc.*...................................................................  $   709,275
  12,400   Novell, Inc.*...........................................................................      224,750
                                                                                                     -----------
                                                                                                         934,025
                                                                                                     -----------
           CONSUMER/BUSINESS SERVICES (3.9%)
     767   Berkshire Hathaway, Inc.*...............................................................    1,801,275
  15,533   Nielsen Media Research, Inc.............................................................      279,594
                                                                                                     -----------
                                                                                                       2,080,869
                                                                                                     -----------
           DISCOUNT CHAINS (0.5%)
   3,700   Costco Companies, Inc.*.................................................................      267,094
                                                                                                     -----------
           DIVERSIFIED FINANCIAL SERVICES (3.4%)
  12,300   American Express Co.....................................................................    1,257,675
  11,300   Citigroup Inc...........................................................................      559,350
                                                                                                     -----------
                                                                                                       1,817,025
                                                                                                     -----------
           DIVERSIFIED MANUFACTURING (11.9%)
   7,300   Textron, Inc............................................................................      554,344
  35,700   Tyco International Ltd..................................................................    2,693,119
  28,600   United Technologies Corp................................................................    3,110,250
                                                                                                     -----------
                                                                                                       6,357,713
                                                                                                     -----------
           ELECTRICAL PRODUCTS (2.8%)
  14,700   General Electric Co.....................................................................    1,500,319
                                                                                                     -----------
           ELECTRONICS (2.6%)
  17,400   Litton Industries, Inc.*................................................................    1,135,350
  15,300   Loral Space & Communications Ltd. (Bermuda)*............................................      272,531
                                                                                                     -----------
                                                                                                       1,407,881
                                                                                                     -----------
           GENERIC DRUGS (1.5%)
   7,500   Amgen Inc.*.............................................................................      783,750
                                                                                                     -----------
           HEALTHCARE PRODUCTS & SERVICES (0.6%)
   3,600   Johnson & Johnson.......................................................................      301,950
                                                                                                     -----------
           INSURANCE (0.9%)
   8,100   Reinsurance Group of America, Inc.......................................................      492,075
                                                                                                     -----------
           INTEGRATED OIL COMPANIES (0.5%)
   3,700   Exxon Corp..............................................................................      270,562
                                                                                                     -----------
           INVESTMENT BANKERS/BROKERS/SERVICES (0.6%)
   4,700   Merrill Lynch & Co., Inc................................................................      313,725
                                                                                                     -----------
           INVESTMENT MANAGERS (0.5%)
   8,900   Pimco Advisors Holdings L.P.............................................................      277,012
                                                                                                     -----------
           MAJOR BANKS (0.9%)
   4,100   First Union Corp........................................................................      249,331
   6,100   Fleet Financial Group, Inc..............................................................      272,594
                                                                                                     -----------
                                                                                                         521,925
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           MAJOR PHARMACEUTICALS (6.1%)
   7,600   Lilly (Eli) & Co........................................................................  $   675,450
   8,900   Merck & Co., Inc........................................................................    1,314,419
  10,200   Pfizer, Inc.............................................................................    1,279,462
                                                                                                     -----------
                                                                                                       3,269,331
                                                                                                     -----------
           MAJOR U.S. TELECOMMUNICATIONS (2.4%)
  17,000   AT&T Corp...............................................................................    1,279,250
                                                                                                     -----------
           MEDICAL EQUIPMENT & SUPPLIES (1.2%)
  10,300   Bausch & Lomb, Inc......................................................................      618,000
                                                                                                     -----------
           MOVIES/ENTERTAINMENT (1.6%)
  13,800   Time Warner, Inc........................................................................      856,462
                                                                                                     -----------
           MULTI-LINE INSURANCE (5.0%)
   2,400   American Bankers Insurance Group, Inc...................................................      116,101
  26,100   Loews Corp..............................................................................    2,564,325
                                                                                                     -----------
                                                                                                       2,680,426
                                                                                                     -----------
           NEWSPAPERS (0.6%)
   3,700   Pulitzer Publishing Co..................................................................      320,512
                                                                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES (2.9%)
  22,500   Knoll, Inc.*............................................................................      666,563
  13,300   Pitney Bowes, Inc.......................................................................      878,631
                                                                                                     -----------
                                                                                                       1,545,194
                                                                                                     -----------
           PACKAGED FOODS (1.6%)
   6,200   Quaker Oats Company (The)...............................................................      368,900
  15,400   Ralston-Ralston Purina Group............................................................      498,575
                                                                                                     -----------
                                                                                                         867,475
                                                                                                     -----------
           PHOTOGRAPHIC PRODUCTS (0.6%)
   4,200   Eastman Kodak Co........................................................................      302,400
                                                                                                     -----------
           PROPERTY - CASUALTY INSURANCE (1.6%)
   9,800   Ace, Ltd. (Bermuda).....................................................................      337,488
   8,200   Allstate Corp...........................................................................      316,725
   1,200   Progressive Corp........................................................................      203,250
                                                                                                     -----------
                                                                                                         857,463
                                                                                                     -----------
           RESTAURANTS (0.1%)
   1,000   Brinker International, Inc.*............................................................       28,875
                                                                                                     -----------
           RETAIL - SPECIALTY (2.9%)
  16,050   Gap, Inc. (The).........................................................................      902,813
   6,500   Staples, Inc.*..........................................................................      283,969
  23,300   Toys 'R' Us, Inc.*......................................................................      393,188
                                                                                                     -----------
                                                                                                       1,579,970
                                                                                                     -----------
           SEMICONDUCTORS (3.0%)
  12,700   Intel Corp..............................................................................    1,504,950
   1,400   Uniphase Corp.*.........................................................................       97,125
                                                                                                     -----------
                                                                                                       1,602,075
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (1.3%)
   1,100   Lucent Technologies Inc.................................................................  $   121,000
   9,600   Motorola, Inc...........................................................................      586,200
                                                                                                     -----------
                                                                                                         707,200
                                                                                                     -----------
           TELECOMMUNICATIONS (1.6%)
  12,300   MCI WorldCom, Inc.*.....................................................................      882,525
                                                                                                     -----------
           TOBACCO (2.6%)
  26,300   Philip Morris Companies, Inc............................................................    1,407,050
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $43,584,064)...........................................................   52,193,446
                                                                                                     -----------

           PREFERRED STOCK (0.4%)
           NEWSPAPERS
   8,000   News Corporation Ltd. (The) (ADR) (Australia) (IDENTIFIED COST $185,047)................      197,500
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (3.0%)
           REPURCHASE AGREEMENT
$  1,611   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98; proceeds $1,611,959) (a)
             (IDENTIFIED COST $1,611,243)..........................................................    1,611,243
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $45,380,354) (b)..........................................................  100.9 %   54,002,189

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (0.9)      (498,411)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 53,503,778
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $1,587,892 U.S. Treasury Note 5.875% due 02/15/00 valued at $1,643,468.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,151,048 and the aggregate gross unrealized depreciation is $529,213, resulting in net unrealized appreciation of $8,621,835.

                       SEE NOTES TO FINANCIAL STATEMENTS

AMERICAN VALUE
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (97.9%)
           ADVERTISING (0.4%)
  20,000   Interpublic Group of Companies, Inc....................................................  $  1,595,000
                                                                                                    ------------
           AEROSPACE (0.7%)
  43,800   General Dynamics Corp..................................................................     2,567,775
                                                                                                    ------------
           AIRLINES (0.2%)
  37,400   Southwest Airlines Co..................................................................       839,162
                                                                                                    ------------
           BANKING (1.4%)
  38,500   Bank of New York Co., Inc..............................................................     1,549,625
  25,000   Chase Manhattan Corp. (The)............................................................     1,701,562
  12,000   Fifth Third Bancorp....................................................................       855,750
  12,000   First Union Corp.......................................................................       729,750
                                                                                                    ------------
                                                                                                       4,836,687
                                                                                                    ------------
           BIOTECHNOLOGY (3.3%)
  26,000   Amgen Inc.*............................................................................     2,717,000
  14,000   Biogen, Inc.*..........................................................................     1,160,250
   1,700   Genentech, Inc. (Special)*.............................................................       135,469
  34,000   Genzyme Corp. (General Division)*......................................................     1,689,375
  20,000   IDEC Pharmaceuticals Corp.*............................................................       940,000
  18,000   Immunex Corp.*.........................................................................     2,254,500
  15,000   MedImmune, Inc.*.......................................................................     1,490,625
  27,000   PathoGenesis Corp.*....................................................................     1,539,000
                                                                                                    ------------
                                                                                                      11,926,219
                                                                                                    ------------
           BROADCASTING (2.5%)
  37,000   Chancellor Media Corp.*................................................................     1,769,062
  70,000   Clear Channel Communications, Inc.*....................................................     3,815,000
  50,000   Tele-Communications Liberty Media Group (Class A)*.....................................     2,303,125
  33,000   USA Networks, Inc.*....................................................................     1,091,062
                                                                                                    ------------
                                                                                                       8,978,249
                                                                                                    ------------
           CABLE TELEVISION (3.6%)
  73,000   Comcast Corp. (Class A Special)........................................................     4,284,187
  63,100   Cox Communications, Inc. (Class A)*....................................................     4,361,787
  77,000   Time Warner, Inc.......................................................................     4,778,812
                                                                                                    ------------
                                                                                                      13,424,786
                                                                                                    ------------
           COMPUTER HARDWARE (7.3%)
 108,000   Compaq Computer Corp...................................................................     4,529,250
  23,000   Dell Computer Corp.*...................................................................     1,683,312
  25,000   Flextronics International, Ltd.*.......................................................     2,137,500

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  11,100   Hewlett-Packard Co.....................................................................  $    758,269
  25,000   International Business Machines Corp...................................................     4,618,750
  11,500   Jabil Circuit, Inc.*...................................................................       858,187
  29,000   Sanmina Corp.*.........................................................................     1,805,250
  35,200   SCI Systems, Inc.*.....................................................................     2,032,800
  42,000   Solectron Corp.*.......................................................................     3,903,375
  55,000   Sun Microsystems, Inc.*................................................................     4,705,937
                                                                                                    ------------
                                                                                                      27,032,630
                                                                                                    ------------
           COMPUTER SOFTWARE (3.9%)
  30,000   Citrix Systems, Inc.*..................................................................     2,910,000
  45,000   Compuware Corp.*.......................................................................     3,512,812
  14,800   Great Plains Software, Inc.*...........................................................       714,100
  12,100   Legato Systems, Inc.*..................................................................       797,087
  42,000   Microsoft Corp.*.......................................................................     5,819,625
  14,000   Veritas Software Corp.*................................................................       837,375
                                                                                                    ------------
                                                                                                      14,590,999
                                                                                                    ------------
           CONSUMER ELECTRONICS/APPLIANCES (0.8%)
  16,000   Electronic Arts Inc.*..................................................................       896,000
  36,000   Maytag Corp............................................................................     2,241,000
                                                                                                    ------------
                                                                                                       3,137,000
                                                                                                    ------------
           CONSUMER SUNDRIES (2.4%)
  55,000   Anheuser-Busch Companies, Inc..........................................................     3,609,375
  15,000   Clorox Co..............................................................................     1,752,187
  21,000   Estee Lauder Companies, Inc. (Class A).................................................     1,795,500
  32,000   Philip Morris Companies, Inc...........................................................     1,712,000
                                                                                                    ------------
                                                                                                       8,869,062
                                                                                                    ------------
           CONSUMER/BUSINESS SERVICES (1.8%)
  26,000   Automatic Data Processing, Inc.........................................................     2,084,875
  25,000   Ceridian Corp.*........................................................................     1,745,312
  20,750   Outdoor Systems, Inc.*.................................................................       622,500
  42,100   Paychex, Inc...........................................................................     2,165,519
                                                                                                    ------------
                                                                                                       6,618,206
                                                                                                    ------------
           DIVERSIFIED MANUFACTURING (0.4%)
  15,000   United Technologies Corp...............................................................     1,631,250
                                                                                                    ------------
           DRUG STORE CHAIN (2.8%)
  52,000   CVS Corp...............................................................................     2,860,000
  12,400   Duane Reade, Inc.*.....................................................................       477,400
  92,400   Rite Aid Corp..........................................................................     4,579,575
  43,000   Walgreen Co............................................................................     2,518,187
                                                                                                    ------------
                                                                                                      10,435,162
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

AMERICAN VALUE
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           E.D.P. PERIPHERALS (2.4%)
  55,000   EMC Corp.*.............................................................................  $  4,675,000
 101,000   Seagate Technology, Inc.*..............................................................     3,055,250
  80,000   Western Digital Corp.*.................................................................     1,205,000
                                                                                                    ------------
                                                                                                       8,935,250
                                                                                                    ------------
           E.D.P. SERVICES (0.5%)
  27,800   Computer Sciences Corp.*...............................................................     1,791,362
                                                                                                    ------------
           ELECTRONIC PRODUCTION EQUIPMENT (3.2%)
 110,000   Applied Materials, Inc.*...............................................................     4,695,625
  53,000   ASM Lithography Holding NV (Netherlands)*..............................................     1,616,500
  34,000   KLA-Tencor Corp.*......................................................................     1,474,750
  40,000   Novellus Systems, Inc.*................................................................     1,975,000
  42,000   Teradyne, Inc.*........................................................................     1,779,750
   6,600   Veeco Instruments, Inc.*...............................................................       348,150
                                                                                                    ------------
                                                                                                      11,889,775
                                                                                                    ------------
           ENERGY (0.9%)
  25,000   Exxon Corp.............................................................................     1,828,125
  15,500   Mobil Corp.............................................................................     1,350,437
                                                                                                    ------------
                                                                                                       3,178,562
                                                                                                    ------------
           FINANCIAL SERVICES (9.0%)
  40,000   Associates First Capital Corp. (Class A)...............................................     1,695,000
  11,000   Capital One Financial Corp.............................................................     1,265,000
  16,600   CIT Group, Inc. (The) (Series A).......................................................       528,088
  30,000   E*TRADE Group, Inc.*...................................................................     1,402,500
  43,000   Fannie Mae.............................................................................     3,182,000
  21,000   Franklin Resources, Inc................................................................       672,000
  63,600   Freddie Mac............................................................................     4,098,225
  25,000   General Electric Co....................................................................     2,551,563
  23,700   Lehman Brothers Holdings, Inc..........................................................     1,044,281
  49,800   Merrill Lynch & Co., Inc...............................................................     3,324,150
  45,100   Paine Webber Group, Inc................................................................     1,741,988
  67,500   Providian Financial Corp...............................................................     5,062,500
 119,050   Schwab (CHARLES) Corp..................................................................     6,689,122
  10,000   The MONY Group Inc.*...................................................................       313,125
                                                                                                    ------------
                                                                                                      33,569,542
                                                                                                    ------------
           FOOD CHAINS (2.3%)
  80,300   Fred Meyer, Inc.*......................................................................     4,838,075
  61,000   Safeway Inc.*..........................................................................     3,717,188
                                                                                                    ------------
                                                                                                       8,555,263
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FOREST PRODUCTS (0.7%)
  18,800   Georgia-Pacific Corp...................................................................  $  1,100,975
 100,000   Jefferson Smurfit Group PLC (Ireland)..................................................       178,837
  38,000   Willamette Industries, Inc.............................................................     1,273,000
                                                                                                    ------------
                                                                                                       2,552,812
                                                                                                    ------------
           HEALTHCARE (0.9%)
   9,400   CIGNA Corp.............................................................................       726,738
  67,000   Health Management Associates, Inc. (Class A)*..........................................     1,448,875
  14,000   Wellpoint Health Networks, Inc.*.......................................................     1,218,000
                                                                                                    ------------
                                                                                                       3,393,613
                                                                                                    ------------
           HOME BUILDING (0.3%)
  40,000   Kaufman & Broad Home Corp..............................................................     1,150,000
                                                                                                    ------------
           INSURANCE (3.1%)
   4,000   Aegon N.V. (ARS) (Netherlands).........................................................       489,000
  12,000   Aegon NV (Netherlands).................................................................     1,472,306
  28,300   American General Corp..................................................................     2,207,400
  26,000   American International Group, Inc......................................................     2,512,250
   6,400   AXA (France)...........................................................................       927,586
  17,000   Equitable Companies, Inc...............................................................       983,875
  33,000   Hartford Financial Services Group, Inc.................................................     1,810,875
  10,300   Nationwide Financial Services, Inc. (Class A)..........................................       532,381
  45,000   Societa Assicuratrice Industriale SpA (Italy)..........................................       542,267
                                                                                                    ------------
                                                                                                      11,477,940
                                                                                                    ------------
           INTERNET SERVICES (4.0%)
  39,000   America Online, Inc.*..................................................................     5,645,250
  17,000   At Home Corp. (Series A)*..............................................................     1,251,625
   2,200   Concur Technologies, Inc.*.............................................................        65,450
  15,000   Inktomi Corp.*.........................................................................     1,949,063
  38,000   Intuit Inc.*...........................................................................     2,755,000
   2,550   Ticketmaster Online-CitySearch, Inc. (Series B)*.......................................       145,350
  14,000   Yahoo! Inc.*...........................................................................     3,316,250
                                                                                                    ------------
                                                                                                      15,127,988
                                                                                                    ------------
           MAJOR PHARMACEUTICALS (4.9%)
  20,000   ALZA Corp.*............................................................................     1,045,000
  24,000   American Home Products Corp............................................................     1,351,500

                       SEE NOTES TO FINANCIAL STATEMENTS

AMERICAN VALUE
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
   7,000   Bristol-Myers Squibb Co................................................................  $    936,688
  29,000   Elan Corp. PLC (ADR) (Ireland)*........................................................     2,017,313
  56,000   Forest Laboratories, Inc.*.............................................................     2,978,500
  30,000   Glaxo Wellcome PLC (United Kingdom)....................................................     1,027,320
  19,000   Lilly (Eli) & Co.......................................................................     1,688,625
  29,000   Pfizer, Inc............................................................................     3,637,688
  20,000   Pharmacia & Upjohn, Inc................................................................     1,132,500
  25,000   SmithKline Beecham PLC (United Kingdom)................................................       347,739
  28,000   Warner-Lambert Co......................................................................     2,105,250
                                                                                                    ------------
                                                                                                      18,268,123
                                                                                                    ------------
           MEDIA CONGLOMERATES (0.8%)
  39,000   Viacom, Inc. (Class B)*................................................................     2,886,000
                                                                                                    ------------
           MEDICAL EQUIPMENT & SUPPLIES (1.9%)
  28,800   Bausch & Lomb, Inc.....................................................................     1,728,000
  23,000   Guidant Corp...........................................................................     2,535,750
  40,000   Medtronic, Inc.........................................................................     2,970,000
                                                                                                    ------------
                                                                                                       7,233,750
                                                                                                    ------------
           MOTOR VEHICLES (1.7%)
  57,000   Ford Motor Co..........................................................................     3,345,188
  43,000   General Motors Corp....................................................................     3,077,188
                                                                                                    ------------
                                                                                                       6,422,376
                                                                                                    ------------
           RESTAURANTS (1.2%)
  14,600   McDonald's Corp........................................................................     1,118,725
  46,000   Outback Steakhouse, Inc.*..............................................................     1,828,500
  33,000   Tricon Global Restaurants, Inc.*.......................................................     1,654,125
                                                                                                    ------------
                                                                                                       4,601,350
                                                                                                    ------------
           RETAIL (8.8%)
  33,000   Abercrombie & Fitch Co. (Class A)*.....................................................     2,334,750
  11,000   Amazon.com, Inc.*......................................................................     3,533,063
  89,200   Ann Taylor Stores Corp.*...............................................................     3,517,825
  30,000   Bed Bath & Beyond Inc.*................................................................     1,021,875
  37,000   Costco Companies, Inc.*................................................................     2,670,938
  61,000   Gap, Inc. (The)........................................................................     3,431,250
  35,000   Gucci Group NV (Netherlands)...........................................................     1,701,875
  62,000   Home Depot, Inc. (The).................................................................     3,793,625
  31,000   Linens 'N Things, Inc.*................................................................     1,228,375
  91,000   Lowe's Companies, Inc..................................................................     4,658,063

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

  53,000   Wal-Mart Stores, Inc...................................................................  $  4,316,188
  10,000   Williams-Sonoma, Inc.*.................................................................       403,125
                                                                                                    ------------
                                                                                                      32,610,952
                                                                                                    ------------
           SEMICONDUCTORS (7.1%)
  59,000   Altera Corp.*..........................................................................     3,584,250
  41,000   Analog Devices, Inc.*..................................................................     1,286,375
  28,000   Applied Micro Circuits Corp.*..........................................................       948,500
  38,000   Intel Corp.............................................................................     4,503,000
  22,000   Linear Technology Corp.................................................................     1,969,000
  47,000   Maxim Integrated Products, Inc.*.......................................................     2,050,375
   8,000   Micrel, Inc.*..........................................................................       440,000
  72,000   Micron Technology, Inc.*...............................................................     3,640,500
  49,400   Texas Instruments, Inc.................................................................     4,226,788
  56,000   Xilinx, Inc.*..........................................................................     3,643,500
                                                                                                    ------------
                                                                                                      26,292,288
                                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (5.9%)
  35,000   Ascend Communications, Inc.*...........................................................     2,301,250
  13,500   Broadcom Corp. (Class A)*..............................................................     1,625,063
  74,000   Cisco Systems, Inc.*...................................................................     6,868,125
  26,000   Lucent Technologies Inc................................................................     2,860,000
  54,000   Newbridge Networks Corp. (Canada)*.....................................................     1,640,250
  12,000   Nokia Corp. (ADR) (Class A) (Finland)..................................................     1,445,250
  29,000   PMC - Sierra, Inc.*....................................................................     1,827,000
  73,000   RF Micro Devices, Inc.*................................................................     3,353,438
   4,000   Xircom, Inc.*..........................................................................       136,000
                                                                                                    ------------
                                                                                                      22,056,376
                                                                                                    ------------
           TELECOMMUNICATIONS (6.8%)
  44,000   Ameritech Corp.........................................................................     2,788,500
  59,000   AT&T Corp..............................................................................     4,439,750
  46,000   Bell Atlantic Corp.....................................................................     2,613,375
  58,000   BellSouth Corp.........................................................................     2,892,750
  60,000   MCI WorldCom, Inc.*....................................................................     4,305,000
  36,200   Sprint Corp. (FON Group)...............................................................     3,045,325
  15,000   Sprint Corp. (PCS Group)*..............................................................       346,875
  57,000   U.S. West, Inc.........................................................................     3,683,625
  30,000   Winstar Communications, Inc.*..........................................................     1,168,125
                                                                                                    ------------
                                                                                                      25,283,325
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $298,506,069).........................................................   363,758,834
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

AMERICAN VALUE
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (a) (6.3%)
           U.S. GOVERNMENT AGENCY
$ 23,400   Federal Home Loan Mortgage Corp. 4.50% due 01/04/99 (AMORTIZED COST $23,391,225).......  $ 23,391,225
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $321,897,294) (b)........................................................  104.2 %   387,150,059

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (4.2)    (15,517,150)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 371,632,909
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
ARS  American Regulatory Shares.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $67,311,630 and the aggregate gross unrealized depreciation is $2,058,865, resulting in net unrealized appreciation of $65,252,765.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1998:

CONTRACTS TO       IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
$ 1,387,577   GBP  833,129  01/08/99     ($7,998)


CURRENCY ABBREVIATION:
 GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MID-CAP GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (94.5%)
           ACCIDENT & HEALTH INSURANCE (2.1%)
   7,000   ALFAC, Inc..............................................................................  $   308,000
   5,000   UNUM Corp...............................................................................      291,875
                                                                                                     -----------
                                                                                                         599,875
                                                                                                     -----------
           ADVERTISING (2.4%)
   8,300   Lamar Advertising Co.*..................................................................      309,175
  12,000   Outdoor Systems, Inc.*..................................................................      360,000
                                                                                                     -----------
                                                                                                         669,175
                                                                                                     -----------
           AUTO PARTS: O.E.M. (0.9%)
   4,300   Federal Mogul Corp......................................................................      255,850
                                                                                                     -----------
           BIOTECHNOLOGY (2.0%)
   2,500   Biogen, Inc.*...........................................................................      207,187
  14,000   Chiron Corp.*...........................................................................      365,750
                                                                                                     -----------
                                                                                                         572,937
                                                                                                     -----------
           BROADCASTING (2.3%)
  10,000   Jacor Communications, Inc.*.............................................................      643,750
                                                                                                     -----------
           BUILDING MATERIALS (2.2%)
  10,500   Southdown, Inc..........................................................................      621,469
                                                                                                     -----------
           CLOTHING/SHOE/ACCESSORY STORES (2.0%)
   8,000   Abercrombie & Fitch Co. (Class A)*......................................................      566,000
                                                                                                     -----------
           COMPUTER COMMUNICATIONS (2.1%)
   3,000   Apple Computer, Inc.*...................................................................      122,812
   7,000   Ascend Communications, Inc.*............................................................      460,250
                                                                                                     -----------
                                                                                                         583,062
                                                                                                     -----------
           COMPUTER HARDWARE (1.7%)
  10,000   American Power Conversion Corp.*........................................................      483,750
                                                                                                     -----------
           COMPUTER SOFTWARE (7.8%)
  15,000   CheckFree Holdings Corp.*...............................................................      348,750
   8,000   Citrix Systems, Inc.*...................................................................      776,000
   6,000   Compuware Corp.*........................................................................      468,375
   4,500   Legato Systems, Inc.*...................................................................      296,437
   4,500   Network Associates, Inc.*...............................................................      298,406
                                                                                                     -----------
                                                                                                       2,187,968
                                                                                                     -----------
           COMPUTER SOFTWARE & SERVICES (8.1%)
   5,600   At Home Corp. (Series A)*...............................................................      412,300
  11,000   Check Point Software Technologies Ltd. (Israel)*........................................      501,875
  14,000   General Instrument Corp.*...............................................................      475,125
   8,500   I2 Technologies, Inc.*..................................................................      257,656
   9,200   NCR Corp.*..............................................................................      384,100
   9,500   Rational Software Corp.*................................................................      250,562
                                                                                                     -----------
                                                                                                       2,281,618
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER/VIDEO CHAINS (2.7%)
   9,000   Quantum Corp.*..........................................................................  $   190,687
  10,500   Synopsys, Inc.*.........................................................................      568,312
                                                                                                     -----------
                                                                                                         758,999
                                                                                                     -----------
           CONSUMER/BUSINESS SERVICES (0.9%)
   5,500   Metzler Group, Inc. (The)*..............................................................      267,437
                                                                                                     -----------
           CONTRACT DRILLING (0.6%)
  26,000   Global Industries, Ltd.*................................................................      159,250
                                                                                                     -----------
           DIVERSIFIED COMMERCIAL SERVICES (1.1%)
   8,500   HA-LO Industries, Inc.*.................................................................      319,812
                                                                                                     -----------
           DIVERSIFIED FINANCIAL SERVICES (2.9%)
   5,000   FINOVA Group, Inc.......................................................................      269,688
   7,200   Providian Financial Corp................................................................      540,000
                                                                                                     -----------
                                                                                                         809,688
                                                                                                     -----------
           DRUG STORE CHAINS (3.3%)
   8,600   Duane Reade, Inc.*......................................................................      331,100
   9,000   Express Scripts, Inc. (Class A)*........................................................      595,125
                                                                                                     -----------
                                                                                                         926,225
                                                                                                     -----------
           ELECTRIC UTILITIES (2.1%)
   6,800   AES Corp. (The)*........................................................................      322,150
   3,500   Jabil Circuit, Inc.*....................................................................      261,188
                                                                                                     -----------
                                                                                                         583,338
                                                                                                     -----------
           ELECTRICAL PRODUCTS (0.6%)
  10,000   FORE Systems, Inc.*.....................................................................      182,500
                                                                                                     -----------
           ELECTRONIC COMPONENTS (0.5%)
   1,400   Solectron Corp.*........................................................................      130,113
                                                                                                     -----------
           ELECTRONIC DATA PROCESSING (3.0%)
   9,500   Gemstar International Group Ltd. (Virgin Islands)*......................................      543,281
   8,000   Microchip Technology, Inc.*.............................................................      295,000
                                                                                                     -----------
                                                                                                         838,281
                                                                                                     -----------
           GENERIC DRUGS (4.6%)
   5,000   Forest Laboratories, Inc.*..............................................................      265,938
  18,000   Mylan Laboratories, Inc.................................................................      567,000
   7,500   Watson Pharmaceuticals, Inc.*...........................................................      471,563
                                                                                                     -----------
                                                                                                       1,304,501
                                                                                                     -----------
           HOME BUILDING (1.2%)
  12,000   Kaufman & Broad Home Corp...............................................................      345,000
                                                                                                     -----------
           INTERNET SERVICES (7.0%)
   2,500   America Online, Inc.*...................................................................      361,875
   7,500   CSG Systems International, Inc.*........................................................      590,625
   6,000   Earthlink Network, Inc.*................................................................      340,875
   6,500   Infoseek Corp.*.........................................................................      320,125

                       SEE NOTES TO FINANCIAL STATEMENTS

MID-CAP GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
   4,500   MindSpring Enterprises, Inc.*...........................................................  $   274,781
     400   Yahoo! Inc.*............................................................................       94,750
                                                                                                     -----------
                                                                                                       1,983,031
                                                                                                     -----------
           INVESTMENT BANKERS/BROKERS/
           SERVICES (0.4%)
   3,000   Paine Webber Group, Inc.................................................................      115,875
                                                                                                     -----------
           MAJOR U.S. TELECOMMUNICATIONS (1.5%)
  11,000   Winstar Communications, Inc.*...........................................................      428,313
                                                                                                     -----------
           MEDICAL SPECIALTIES (0.8%)
   8,000   IDEXX Laboratories, Inc.*...............................................................      214,000
                                                                                                     -----------
           MEDICAL/NURSING SERVICES (3.9%)
  18,000   Renal Care Group, Inc.*.................................................................      522,000
  20,000   Total Renal Care Holdings, Inc.*........................................................      591,250
                                                                                                     -----------
                                                                                                       1,113,250
                                                                                                     -----------
           MID - SIZED BANKS (1.0%)
   3,000   Firstar Corp............................................................................      279,750
                                                                                                     -----------
           MULTI-LINE INSURANCE (1.5%)
   8,500   American Bankers Insurance Group, Inc...................................................      411,188
                                                                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES (2.2%)
   4,000   Lexmark International Group, Inc. (Class A)*............................................      402,000
   5,900   Office Depot, Inc.*.....................................................................      217,931
                                                                                                     -----------
                                                                                                         619,931
                                                                                                     -----------
           OTHER PHARMACEUTICALS (2.1%)
  10,000   Medicis Pharmaceutical Corp. (Class A)*.................................................      596,250
                                                                                                     -----------
           OTHER SPECIALTY STORES (1.2%)
   8,000   Staples, Inc.*..........................................................................      349,500
                                                                                                     -----------
           RAILROAD EQUIPMENT (0.3%)
   2,500   Trinity Industries, Inc.................................................................       96,250
                                                                                                     -----------
           RESTAURANTS (4.0%)
   5,500   CKE Restaurants, Inc....................................................................      161,906
  16,000   Outback Steakhouse, Inc.*...............................................................      636,000
   7,500   Papa John's International, Inc.*........................................................      330,000
                                                                                                     -----------
                                                                                                       1,127,906
                                                                                                     -----------
           RETAIL (2.2%)
     500   Amazon.com, Inc.*.......................................................................      160,594
   7,500   Best Buy Co., Inc.*.....................................................................      460,313
                                                                                                     -----------
                                                                                                         620,907
                                                                                                     -----------
           RETAIL - SPECIALTY (2.7%)
  20,000   Eagle Hardware & Garden, Inc.*..........................................................      647,500
  10,000   PETsMART, Inc.*.........................................................................      107,500
                                                                                                     -----------
                                                                                                         755,000
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS (3.2%)
  12,500   Advanced Micro Devices, Inc.*...........................................................  $   361,719
   3,000   Broadcom Corp. (Class A)*...............................................................      361,125
   3,500   Veeco Instruments, Inc.*................................................................      184,625
                                                                                                     -----------
                                                                                                         907,469
                                                                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (1.6%)
   9,000   Bard (C.R.), Inc........................................................................      445,500
                                                                                                     -----------
           SPECIALTY FOODS/CANDY (0.6%)
   8,000   Foodmaker, Inc.*........................................................................      176,500
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (1.2%)
  11,100   American Tower Corp. (Class A)*.........................................................      328,144
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $21,666,531)...........................................................   26,659,362
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (2.5%)
           U.S. GOVERNMENT AGENCY
$    700   Federal Home Loan Mortgage Corp. 4.50% due 01/04/99 (AMORTIZED COST $699,738)...........      699,738
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $22,366,269) (b)..........................................................   97.0 %   27,359,100

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    3.0        838,537
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 28,197,637
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,164,227 and the aggregate gross unrealized depreciation is $171,396, resulting in net unrealized appreciation of $4,992,831.

                       SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          COMMON AND PREFERRED STOCKS AND WARRANTS (95.6%)
                          ARGENTINA (0.3%)
                          TELECOMMUNICATIONS
                 15,000   Telefonica de Argentina S.A. (ADR)......................................  $    419,063
                                                                                                    ------------
                          AUSTRALIA (1.2%)
                          BANKING
                 60,000   Australia & New Zealand Banking Group Ltd...............................       391,849
                                                                                                    ------------
                          DIVERSIFIED FINANCIAL SERVICES
                132,000   Tyndall Australia Ltd...................................................       201,795
                                                                                                    ------------
                          TELECOMMUNICATIONS
                400,000   Cable & Wireless Optus Ltd.*............................................       838,978
                                                                                                    ------------
                          TOTAL AUSTRALIA.........................................................     1,432,622
                                                                                                    ------------
                          CANADA (1.8%)
                          BIOTECHNOLOGY
                 44,900   BioChem Pharma, Inc.*...................................................     1,285,262
                                                                                                    ------------
                          LIFE INSURANCE
                 60,000   Great-West Lifeco Inc...................................................     1,019,275
                                                                                                    ------------
                          TOTAL CANADA............................................................     2,304,537
                                                                                                    ------------

                          DENMARK (1.6%)
                          MAJOR PHARMACEUTICALS
                  7,000   Novo-Nordisk AS (Series B)..............................................       920,476
                                                                                                    ------------
                          TELECOMMUNICATIONS
                 16,700   Tele Danmark A/S (ADR)..................................................     1,133,512
                                                                                                    ------------

                          TOTAL DENMARK...........................................................     2,053,988
                                                                                                    ------------
                          FINLAND (0.7%)
                          TELECOMMUNICATION EQUIPMENT
                  7,000   Nokia Corp. (ADR) (Class A).............................................       843,063
                                                                                                    ------------

                          FRANCE (5.4%)
                          AEROSPACE
                 24,000   Thomson CSF.............................................................     1,030,651
                                                                                                    ------------
                          AUTO PARTS: O.E.M.
                  7,500   Valeo S.A...............................................................       591,014
                                                                                                    ------------
                          INTEGRATED OIL COMPANIES
                  8,300   Elf Aquitaine S.A.......................................................       959,400
                                                                                                    ------------
                          MOTOR VEHICLES
                 18,000   Renault S.A.............................................................       808,417
                                                                                                    ------------

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          MULTI-LINE INSURANCE
                  8,000   AXA.....................................................................  $  1,159,482
                                                                                                    ------------
                          MULTI-SECTOR COMPANIES
                  3,500   Suez Lyonnaise des Eaux.................................................       718,951
                  2,200   Vivendi.................................................................       570,795
                                                                                                    ------------
                                                                                                       1,289,746
                                                                                                    ------------
                          RETAIL
                  9,300   Etablissements Economiques du Casino Guichard-Perrachon S.A.............       968,490
                                                                                                    ------------

                          TOTAL FRANCE............................................................     6,807,200
                                                                                                    ------------

                          GERMANY (2.4%)
                          APPAREL
                    300   Hugo Boss AG (Pref.)....................................................       576,646
                                                                                                    ------------
                          BANKING
                 20,000   Commerzbank AG..........................................................       633,109
                                                                                                    ------------
                          MOTOR VEHICLES
                  9,000   Volkswagen AG...........................................................       719,005
                                                                                                    ------------
                          MULTI-SECTOR COMPANIES
                 20,000   RWE AG..................................................................     1,096,228
                                                                                                    ------------

                          TOTAL GERMANY...........................................................     3,024,988
                                                                                                    ------------

                          GREECE (0.5%)
                          TELECOMMUNICATIONS
                 50,000   Hellenic Telecommunication Organization S.A. (OTE) (ADR)*...............       662,500
                                                                                                    ------------

                          HONG KONG (2.6%)
                          BANKING
                200,000   Dao Heng Bank Group Ltd.................................................       618,336
                                                                                                    ------------
                          MULTI-SECTOR COMPANIES
                125,000   Hutchison Whampoa, Ltd..................................................       883,452
                150,000   New World Development Co., Ltd..........................................       377,585
                200,000   Shanghai Industrial Holdings Ltd........................................       404,048
                                                                                                    ------------
                                                                                                       1,665,085
                                                                                                    ------------
                          NATURAL GAS DISTRIBUTION
                266,200   Hong Kong & China Gas Co., Ltd..........................................       338,480
                 12,100   Hong Kong & China Gas Co., Ltd. (Warrants due 09/30/99)*................           797
                                                                                                    ------------
                                                                                                         339,277
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          UTILITIES
                123,000   CLP Holdings Ltd........................................................  $    612,888
                                                                                                    ------------

                          TOTAL HONG KONG.........................................................     3,235,586
                                                                                                    ------------

                          ITALY (3.9%)
                          BANKING
                100,000   Banca Commerciale Italiana..............................................       690,323
                                                                                                    ------------
                          CELLULAR TELEPHONE
                 90,000   Telecom Italia Mobile SpA...............................................       664,890
                                                                                                    ------------
                          LIFE INSURANCE
                 24,000   Assicurazioni Generali..................................................     1,002,786
                                                                                                    ------------
                          OIL & GAS PRODUCTION
                 13,000   ENI SpA (ADR)...........................................................       880,750
                                                                                                    ------------
                          TELECOMMUNICATIONS
                200,000   Telecom Italia SpA......................................................     1,707,642
                                                                                                    ------------
                          TOTAL ITALY.............................................................     4,946,391
                                                                                                    ------------

                          JAPAN (9.9%)
                          ALCOHOLIC BEVERAGES
                100,000   Kirin Brewery Co., Ltd..................................................     1,272,085
                                                                                                    ------------
                          CELLULAR TELEPHONE
                    300   NTT Mobile Communication Network, Inc...................................     1,232,332
                                                                                                    ------------
                          CONSUMER ELECTRONICS/APPLIANCES
                 55,000   Pioneer Electronic Corp.................................................       920,715
                 11,000   Sony Corp...............................................................       799,735
                170,000   Toshiba Corp............................................................     1,010,689
                                                                                                    ------------
                                                                                                       2,731,139
                                                                                                    ------------
                          DIVERSIFIED COMMERCIAL SERVICES
                  5,000   Secom Co................................................................       413,428
                                                                                                    ------------
                          ELECTRONIC COMPONENTS
                  7,000   TDK Corp................................................................       638,781
                                                                                                    ------------
                          ELECTRONIC PRODUCTION EQUIPMENT
                 30,000   Tokyo Electron Ltd......................................................     1,136,926
                                                                                                    ------------
                          INDUSTRIAL MACHINERY/COMPONENTS
                 27,000   Minebea Co., Ltd........................................................       308,640
                                                                                                    ------------
                          MAJOR PHARMACEUTICALS
                 40,000   Banyu Pharmaceutical Co., Ltd...........................................       742,049
                 27,000   Yamanouchi Pharmaceutical Co., Ltd......................................       868,198
                                                                                                    ------------
                                                                                                       1,610,247
                                                                                                    ------------
                          MEDICAL SPECIALTIES
                 32,000   Terumo Corp.............................................................       751,943
                                                                                                    ------------

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          PHOTOGRAPHIC PRODUCTS
                 20,000   Fuji Photo Film Co......................................................  $    742,049
                                                                                                    ------------
                          SEMICONDUCTORS
                 10,000   Rohm Co., Ltd...........................................................       909,011
                                                                                                    ------------
                          TELECOMMUNICATIONS
                    190   DDI Corp................................................................       704,947
                                                                                                    ------------

                          TOTAL JAPAN.............................................................    12,451,528
                                                                                                    ------------

                          MEXICO (0.9%)
                          BEVERAGES - NON-ALCOHOLIC
                200,000   Grupo Continental, S.A. (Series CP).....................................       483,838
                 75,000   Pepsi-Gemex S.A. de C.V. (ADR)..........................................       585,938
                                                                                                    ------------

                          TOTAL MEXICO............................................................     1,069,776
                                                                                                    ------------

                          NETHERLANDS (3.4%)
                          DIVERSIFIED FINANCIAL SERVICES
                 21,000   ING Groep NV............................................................     1,279,330
                                                                                                    ------------
                          LIFE INSURANCE
                  9,200   Aegon NV................................................................     1,128,768
                                                                                                    ------------
                          MEDIA CONGLOMERATES
                 18,000   Ver Ned Utigev Ver Bezit NV.............................................       678,053
                  5,300   Wolters Kluwer NV.......................................................     1,133,035
                                                                                                    ------------
                                                                                                       1,811,088
                                                                                                    ------------

                          TOTAL NETHERLANDS.......................................................     4,219,186
                                                                                                    ------------

                          PORTUGAL (1.4%)
                          BUILDING MATERIALS
                 22,000   Cimpor-Cimentos de Portugal, SGPS, S.A..................................       702,402
                                                                                                    ------------
                          TELECOMMUNICATIONS
                  5,000   Telecel-Comunicacoes Pessoais S.A.*.....................................     1,022,261
                                                                                                    ------------

                          TOTAL PORTUGAL..........................................................     1,724,663
                                                                                                    ------------

                          SINGAPORE (0.9%)
                          BANKING
                100,000   Overseas Chinese Banking Corp., Ltd.....................................       678,993
                                                                                                    ------------
                          REAL ESTATE
                100,000   City Developments Ltd...................................................       433,465
                                                                                                    ------------

                          TOTAL SINGAPORE.........................................................     1,112,458
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          SPAIN (3.9%)
                          BANKING
                 60,000   Banco Central Hispanoamericano S.A......................................  $    712,423
                                                                                                    ------------
                          ENGINEERING & CONSTRUCTION
                 18,000   Fomento De Construcciones Y Contratas S.A...............................     1,338,172
                                                                                                    ------------
                          FOOD CHAINS
                 30,000   Centros Comerciales Pryca S.A...........................................       930,167
                                                                                                    ------------
                          TELECOMMUNICATIONS
                  6,267   Telefonica de Espana S.A. (ADR).........................................       848,517
                                                                                                    ------------
                          UTILITIES
                 38,800   Endesa S.A..............................................................     1,028,032
                                                                                                    ------------
                          TOTAL SPAIN.............................................................     4,857,311
                                                                                                    ------------
                          SWEDEN (2.3%)
                          CLOTHING/SHOE/ACCESSORY STORES
                  4,200   Hennes & Mauritz AB (B Shares)..........................................       343,069
                                                                                                    ------------
                          DIVERSIFIED FINANCIAL SERVICES
                 50,000   OM Gruppen AB...........................................................       629,280
                                                                                                    ------------
                          MAJOR PHARMACEUTICALS
                 65,000   Astra AB (B Shares).....................................................     1,323,339
                                                                                                    ------------
                          METALS FABRICATIONS
                 53,000   S.K.F. AB (B Shares)....................................................       617,990
                                                                                                    ------------
                          TOTAL SWEDEN............................................................     2,913,678
                                                                                                    ------------
                          SWITZERLAND (5.0%)
                          BANKING
                  3,300   UBS AG (Registered).....................................................     1,013,906
                                                                                                    ------------
                          BUILDING MATERIALS
                    500   Holderbank Financiere Glarus AG (B Shares)..............................       591,919
                                                                                                    ------------
                          ENGINEERING & CONSTRUCTION
                    340   Schindler Holdings AG (Part Cert.)......................................       544,594
                    300   Schindler Holdings AG (Registered)......................................       511,103
                                                                                                    ------------
                                                                                                       1,055,697
                                                                                                    ------------
                          MAJOR PHARMACEUTICALS
                    494   Novartis AG.............................................................       971,096
                     80   Roche Holdings AG.......................................................       976,192
                                                                                                    ------------
                                                                                                       1,947,288
                                                                                                    ------------

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          TELECOMMUNICATIONS
                  4,000   Swisscom AG.............................................................  $  1,674,554
                                                                                                    ------------

                          TOTAL SWITZERLAND.......................................................     6,283,364
                                                                                                    ------------

                          UNITED KINGDOM (13.0%)
                          AEROSPACE
                240,543   Rolls-Royce PLC.........................................................       991,805
                                                                                                    ------------
                          BANKING
                 64,000   Abbey National PLC......................................................     1,363,932
                 50,630   National Westminster Bank PLC...........................................       971,685
                                                                                                    ------------
                                                                                                       2,335,617
                                                                                                    ------------
                          CELLULAR TELEPHONE
                 80,607   Vodafone Group PLC......................................................     1,302,737
                                                                                                    ------------
                          CLOTHING/SHOE/ACCESSORY STORES
                 50,000   Dixons Group PLC........................................................       700,032
                                                                                                    ------------
                          DIVERSIFIED COMMERCIAL SERVICES
                 51,000   Compass Group PLC.......................................................       581,444
                                                                                                    ------------
                          DIVERSIFIED ELECTRONIC PRODUCTS
                 90,000   General Electric Co. PLC................................................       808,493
                                                                                                    ------------
                          DIVERSIFIED FINANCIAL SERVICES
                 16,608   HSBC Holdings PLC.......................................................       413,774
                                                                                                    ------------
                          E.D.P. SERVICES
                 72,000   SEMA Group PLC..........................................................       704,619
                                                                                                    ------------
                          ELECTRIC UTILITIES
                 70,000   National Power PLC......................................................       600,429
                                                                                                    ------------
                          ENGINEERING & CONSTRUCTION
                140,000   Siebe PLC...............................................................       549,428
                                                                                                    ------------
                          INTEGRATED OIL COMPANIES
                150,000   Shell Transport & Trading Co. PLC.......................................       917,162
                                                                                                    ------------
                          INVESTMENT BANKERS/BROKERS/SERVICES
                  5,700   Garban PLC*.............................................................        21,803
                                                                                                    ------------
                          MAJOR PHARMACEUTICALS
                 30,000   Zeneca Group PLC........................................................     1,300,047
                                                                                                    ------------
                          MEDIA CONGLOMERATES
                 85,000   Reed International PLC..................................................       661,532
                                                                                                    ------------
                          MILITARY/GOV'T/TECHNICAL
                120,000   Racal Electronics PLC...................................................       691,504
                                                                                                    ------------
                          MULTI-LINE INSURANCE
                 18,000   Britannic Plc...........................................................       389,865
                 36,000   CGU PLC.................................................................       560,953
                 71,110   Royal & Sun Alliance Insurance Group PLC................................       577,863
                                                                                                    ------------
                                                                                                       1,528,681
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                          NEWSPAPERS
                 57,000   United News & Media PLC.................................................  $    497,416
                                                                                                    ------------
                          OTHER METALS/MINERALS
                110,000   Antofagasta Holdings PLC................................................       327,868
                                                                                                    ------------
                          PACKAGE GOODS/COSMETICS
                 46,000   Reckitt & Colman PLC....................................................       606,324
                                                                                                    ------------
                          TELECOMMUNICATIONS
                 20,700   Esat Telecom Group PLC (ADR) (Ireland)*.................................       778,837
                                                                                                    ------------

                          TOTAL UNITED KINGDOM....................................................    16,319,552
                                                                                                    ------------
                          UNITED STATES (34.5%)
                          AEROSPACE
                  9,200   Lockheed Martin Corp....................................................       779,700
                                                                                                    ------------
                          ALUMINUM
                 17,900   Aluminum Co. of America.................................................     1,334,669
                                                                                                    ------------
                          BANKING
                 20,600   Chase Manhattan Corp. (The).............................................     1,402,087
                                                                                                    ------------
                          BEVERAGES - NON-ALCOHOLIC
                 24,100   PepsiCo, Inc............................................................       986,594
                                                                                                    ------------
                          BIOTECHNOLOGY
                 14,100   Genentech, Inc. (Special)*..............................................     1,123,594
                                                                                                    ------------
                          BROADCASTING
                 27,600   General Motors Corp. (Class H)*.........................................     1,095,375
                                                                                                    ------------
                          COMPUTER COMMUNICATIONS
                 23,175   Cisco Systems, Inc.*....................................................     2,150,930
                                                                                                    ------------
                          COMPUTER HARDWARE
                 21,900   Gateway 2000, Inc.*.....................................................     1,121,006
                                                                                                    ------------
                          DIVERSIFIED FINANCIAL SERVICES
                 15,000   American Express Co.....................................................     1,533,750
                 26,800   Citigroup Inc...........................................................     1,326,600
                                                                                                    ------------
                                                                                                       2,860,350
                                                                                                    ------------
                          DIVERSIFIED MANUFACTURING
                 18,700   Honeywell, Inc..........................................................     1,408,344
                                                                                                    ------------
                          ELECTRONIC DATA PROCESSING
                 25,000   Hewlett-Packard Co......................................................     1,707,812
                 22,100   Sun Microsystems, Inc.*.................................................     1,890,931
                                                                                                    ------------
                                                                                                       3,598,743
                                                                                                    ------------
                          FINANCE COMPANIES
                 16,100   Fannie Mae..............................................................     1,191,400
                                                                                                    ------------
                          INTEGRATED OIL COMPANIES
                 15,400   Atlantic Richfield Co...................................................     1,004,850
                 17,200   Chevron Corp............................................................     1,426,525

       NUMBER OF
         SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------
                 13,900   Exxon Corp..............................................................  $  1,016,437
                 15,700   Mobil Corp..............................................................     1,367,862
                                                                                                    ------------
                                                                                                       4,815,674
                                                                                                    ------------
                          MAJOR CHEMICALS
                 11,800   Dow Chemical Co.........................................................     1,073,062
                 20,200   Monsanto Co.............................................................       959,500
                                                                                                    ------------
                                                                                                       2,032,562
                                                                                                    ------------
                          MAJOR PHARMACEUTICALS
                 25,600   Abbott Laboratories.....................................................     1,254,400
                 22,800   American Home Products Corp.............................................     1,283,925
                                                                                                    ------------
                                                                                                       2,538,325
                                                                                                    ------------
                          MOTOR VEHICLES
                 18,500   Ford Motor Co...........................................................     1,085,719
                                                                                                    ------------
                          MOVIES/ENTERTAINMENT
                 45,000   Walt Disney Co..........................................................     1,350,000
                                                                                                    ------------
                          PACKAGE GOODS/COSMETICS
                 12,300   Colgate-Palmolive Co....................................................     1,142,363
                                                                                                    ------------
                          PACKAGED FOODS
                 16,800   General Mills, Inc......................................................     1,306,200
                                                                                                    ------------
                          PAPER
                 28,200   Champion International Corp.............................................     1,142,100
                                                                                                    ------------
                          RETAIL - SPECIALTY
                 50,200   Bed Bath & Beyond Inc.*.................................................     1,709,938
                 34,200   Gap, Inc. (The).........................................................     1,923,750
                                                                                                    ------------
                                                                                                       3,633,688
                                                                                                    ------------
                          SAVINGS & LOAN ASSOCIATIONS
                 14,600   Golden West Financial Corp..............................................     1,338,638
                 35,180   Washington Mutual, Inc..................................................     1,343,436
                                                                                                    ------------
                                                                                                       2,682,074
                                                                                                    ------------
                          SEMICONDUCTORS
                 11,600   Intel Corp..............................................................     1,374,600
                                                                                                    ------------
                          SERVICES TO THE HEALTH INDUSTRY
                 38,200   HBO & Co................................................................     1,095,863
                                                                                                    ------------

                          TOTAL UNITED STATES.....................................................    43,251,960
                                                                                                    ------------

                          TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
                          (IDENTIFIED COST $93,909,714)...........................................   119,933,414
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

       PRINCIPAL
       AMOUNT IN
       THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------
                          SHORT-TERM INVESTMENTS (4.3%)
                          U.S. GOVERNMENT AGENCY (a) (4.2%)
$                 5,300   Federal Home Loan Banks 4.30% due 01/04/99 (AMORTIZED COST
                            $5,298,101)...........................................................  $  5,298,101
                                                                                                    ------------

                          REPURCHASE AGREEMENT (0.1%)
                    153   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98;
                            proceeds $153,146) (b) (IDENTIFIED COST $153,078).....................       153,078
                                                                                                    ------------

                          TOTAL SHORT-TERM INVESTMENTS
                          (IDENTIFIED COST $5,451,179)............................................     5,451,179
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $99,360,893) (c).........................................................   99.9 %   125,384,593

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.1         137,619
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 125,522,212
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $150,859 U.S. Treasury Note 5.875% due 02/15/00 valued at $156,140.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $28,066,424 and the aggregate gross unrealized depreciation is $2,042,724, resulting in net unrealized appreciation of $26,023,700.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEVELOPING GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (93.3%)
           ADVERTISING (2.0%)
  14,000   DoubleClick Inc.*.......................................................................  $   622,125
  11,000   Lamar Advertising Co.*..................................................................      409,750
  20,000   Outdoor Systems, Inc.*..................................................................      600,000
                                                                                                     -----------
                                                                                                       1,631,875
                                                                                                     -----------
           AIRLINES (0.4%)
  15,970   Midwest Express Holdings, Inc.*.........................................................      420,211
                                                                                                     -----------
           APPAREL (1.1%)
   9,300   Fossil, Inc.*...........................................................................      265,050
  22,700   Quiksilver, Inc.*.......................................................................      681,000
                                                                                                     -----------
                                                                                                         946,050
                                                                                                     -----------
           BIOTECHNOLOGY (4.1%)
  26,500   BioChem Pharma Inc. (Canada)*...........................................................      758,562
  24,900   Medco Research, Inc.*...................................................................      647,400
  21,100   Millennium Pharmaceuticals, Inc.*.......................................................      543,325
  10,600   PathoGenesis Corp.*.....................................................................      604,200
  15,000   SangStat Medical Corp.*.................................................................      318,750
   5,000   Sepracor, Inc.*.........................................................................      440,312
                                                                                                     -----------
                                                                                                       3,312,549
                                                                                                     -----------
           BOOKS/MAGAZINE (0.7%)
  34,000   CMP Media Inc. (Class A)*...............................................................      612,000
                                                                                                     -----------
           BROADCASTING (2.0%)
  12,000   Jacor Communications, Inc.*.............................................................      772,500
  20,000   Medialink Worldwide Inc.*...............................................................      335,000
  18,000   Westwood One, Inc.*.....................................................................      549,000
                                                                                                     -----------
                                                                                                       1,656,500
                                                                                                     -----------
           CATALOG/SPECIALTY DISTRIBUTION (0.8%)
  18,700   Micro Warehouse, Inc.*..................................................................      631,125
                                                                                                     -----------
           COMPUTER HARDWARE (2.1%)
  20,000   Adaptec, Inc.*..........................................................................      350,000
   9,000   Hutchinson Technology Inc.*.............................................................      318,375
  30,000   Maxtor Corp.*...........................................................................      421,875
  17,000   National Computer Systems, Inc..........................................................      624,750
                                                                                                     -----------
                                                                                                       1,715,000
                                                                                                     -----------
           COMPUTER SOFTWARE (11.3%)
  25,300   Avant! Corp.*...........................................................................      401,637
  15,000   AXENT Technologies, Inc.*...............................................................      463,125
  16,000   BroadVision, Inc.*......................................................................      517,000
  13,000   Check Point Software Technologies Ltd. (Israel)*........................................      593,125

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  10,000   Citrix Systems, Inc.*...................................................................  $   970,000
  24,000   Entrust Technologies Inc.*..............................................................      564,000
  15,000   GeoTel Communications Corp.*............................................................      555,000
  10,000   Intuit Inc.*............................................................................      725,000
  15,000   IONA Technologies PLC (ADR) (Ireland)*..................................................      570,000
   7,100   MAPICS, Inc.*...........................................................................      117,150
  25,800   Micromuse Inc.*.........................................................................      499,875
  20,000   New Era of Networks, Inc.*..............................................................      875,000
   7,000   Peregrine Systems, Inc.*................................................................      324,187
  15,000   Rogue Wave Software, Inc.*..............................................................      129,375
   5,000   Segue Software, Inc.*...................................................................      100,000
  12,000   Siebel Systems, Inc.*...................................................................      406,500
  30,000   Symantec Corp.*.........................................................................      648,750
   6,700   VERTAS Software Corp.*..................................................................      400,744
   9,000   Visio Corp.*............................................................................      324,000
                                                                                                     -----------
                                                                                                       9,184,468
                                                                                                     -----------
           COMPUTER SOFTWARE & SERVICES (3.5%)
  20,000   Dendrite International, Inc.*...........................................................      495,000
  10,000   Mercury Interactive Corp.*..............................................................      631,250
  23,500   Pegasus Systems, Inc.*..................................................................      840,125
  29,000   Software AG Systems, Inc.*..............................................................      525,625
  20,000   VideoServer, Inc.*......................................................................      370,000
                                                                                                     -----------
                                                                                                       2,862,000
                                                                                                     -----------
           CONSUMER/BUSINESS SERVICES (6.1%)
  19,074   American Management Systems, Inc.*......................................................      762,960
  13,000   Concord EFS, Inc.*......................................................................      550,875
  24,000   Hagler Bailly, Inc.*....................................................................      492,000
  22,000   Iron Mountain, Inc.*....................................................................      781,000
  19,000   Metzler Group, Inc. (The)*..............................................................      923,875
  20,500   Nichols Research Corp.*.................................................................      425,375
   8,000   The BISYS Group, Inc.*..................................................................      412,000
  24,000   USWeb Corp.*............................................................................      630,000
                                                                                                     -----------
                                                                                                       4,978,085
                                                                                                     -----------
           DIVERSIFIED COMMERCIAL SERVICES (4.5%)
  10,000   Abacus Direct Corp.*....................................................................      456,875
  40,000   Alternative Resources Corp.*............................................................      425,000
   9,000   Charles River Associates Inc.*..........................................................      196,875
  20,000   Convergys Corp.*........................................................................      447,500
  12,000   HA-LO Industries, Inc.*.................................................................      451,500
  14,000   Lason, Inc.*............................................................................      814,625
  25,000   Nielsen Media Research, Inc.............................................................      450,000
  14,000   Pharmaceutical Product Development, Inc.*...............................................      420,875
                                                                                                     -----------
                                                                                                       3,663,250
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEVELOPING GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           E.D.P. SERVICES (0.5%)
  40,000   4Front Technologies, Inc.*..............................................................  $   435,000
                                                                                                     -----------
           EDUCATION (3.1%)
  18,300   Apollo Group, Inc. (Class A)*...........................................................      618,769
  30,000   CBT Group PLC (ADR) (Ireland)*..........................................................      446,250
  32,000   Education Management Corp.*.............................................................      752,000
  12,000   ITT Educational Services, Inc.*.........................................................      408,000
  10,000   Sylvan Learning Systems, Inc.*..........................................................      305,000
                                                                                                     -----------
                                                                                                       2,530,019
                                                                                                     -----------
           ELECTRICAL PRODUCTS (0.5%)
  13,000   AFC Cable Systems, Inc.*................................................................      435,500
                                                                                                     -----------
           ELECTRONIC COMPONENTS (1.9%)
  25,000   CommScope, Inc.*........................................................................      420,312
   8,000   Flextronics International, Ltd.*........................................................      684,000
  13,000   Pittway Corp. (Class A).................................................................      429,812
                                                                                                     -----------
                                                                                                       1,534,124
                                                                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
  17,000   ATMI, Inc.*.............................................................................      429,250
  12,000   Etec Systems, Inc.*.....................................................................      477,000
                                                                                                     -----------
                                                                                                         906,250
                                                                                                     -----------
           ENGINEERING & CONSTRUCTION (2.7%)
  10,000   Dycom Industries, Inc.*.................................................................      571,250
  63,700   International FiberCom, Inc.*...........................................................      465,806
  34,000   Metromedia Fiber Network, Inc. (Class A)*...............................................    1,130,500
                                                                                                     -----------
                                                                                                       2,167,556
                                                                                                     -----------
           ENTERTAINMENT & LEISURE TIME (2.8%)
  40,000   Callaway Golf Co........................................................................      410,000
  12,000   Cinar Films, Inc. (Class B) (Canada)*...................................................      300,000
  13,000   Pinnacle Systems, Inc.*.................................................................      458,250
  13,000   Steiner Leisure Ltd.*...................................................................      415,187
  24,900   THQ, Inc.*..............................................................................      694,087
                                                                                                     -----------
                                                                                                       2,277,524
                                                                                                     -----------
           ENVIRONMENTAL SERVICES (0.5%)
  11,500   Casella Waste Systems Inc., (Class A)*..................................................      421,187
                                                                                                     -----------
           FINANCE (0.5%)
   7,000   FINOVA Group, Inc.......................................................................      377,562
                                                                                                     -----------
           HOME BUILDING (0.8%)
  27,000   D.R. Horton, Inc........................................................................      621,000
                                                                                                     -----------
           HOME FURNISHINGS (0.6%)
  17,000   Select Comfort Corp.*...................................................................      450,500
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           INSURANCE (1.8%)
   9,000   American Bankers Insurance Group, Inc...................................................  $   435,375
   7,427   Delphi Financial Group, Inc. (Class A)*.................................................      389,453
   6,800   Executive Risk, Inc.....................................................................      373,575
  11,000   Fremont General Corp....................................................................      272,250
                                                                                                     -----------
                                                                                                       1,470,653
                                                                                                     -----------
           INTERNET SERVICES (3.4%)
  10,000   At Home Corp. (Series A)*...............................................................      736,250
   8,000   CMGI Inc.*..............................................................................      852,000
  16,000   Concentric Network Corp.*...............................................................      534,000
   6,000   Excite, Inc.*...........................................................................      252,000
   7,000   Lycos, Inc.*............................................................................      388,500
                                                                                                     -----------
                                                                                                       2,762,750
                                                                                                     -----------
           INVESTMENT BANKERS/BROKERS/ SERVICES (0.5%)
  17,000   Hambrecht & Quist Group*................................................................      385,687
                                                                                                     -----------
           MAJOR PHARMACEUTICALS (1.2%)
   7,000   Coulter Pharmaceutical, Inc.*...........................................................      206,500
  20,000   Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*.................................      392,500
  18,000   Zonagen, Inc.*..........................................................................      339,750
                                                                                                     -----------
                                                                                                         938,750
                                                                                                     -----------
           MANAGED HEALTH CARE (0.5%)
  25,000   Oxford Health Plans, Inc.*..............................................................      368,750
                                                                                                     -----------
           MEDICAL EQUIPMENT & SUPPLIES (6.7%)
  21,500   ArthroCare Corp.*.......................................................................      459,562
  11,000   Bard (C.R.), Inc........................................................................      544,500
  24,000   Haemonetics Corp.*......................................................................      546,000
   9,000   Henry Schein, Inc.*.....................................................................      398,250
  45,100   Orthofix International N.V.*............................................................      620,125
  20,000   Owens & Minor, Inc......................................................................      315,000
  19,000   PSS World Medical, Inc.*................................................................      435,812
  18,000   ResMed, Inc.*...........................................................................      814,500
  21,000   STERIS Corp.*...........................................................................      597,187
  23,250   Xomed Surgical Products, Inc.*..........................................................      742,547
                                                                                                     -----------
                                                                                                       5,473,483
                                                                                                     -----------
           METALS FABRICATIONS (0.4%)
  14,600   Tower Automotive, Inc.*.................................................................      364,087
                                                                                                     -----------
           OIL & GAS PRODUCTION (0.2%)
   7,000   Evergreen Resources, Inc.*..............................................................      123,375
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEVELOPING GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           PRECIOUS METALS (0.8%)
  30,000   Ashanti Goldfield Co., Ltd. (GDR) (Ghana)...............................................  $   281,250
  40,000   Battle Mountain Gold Co.................................................................      165,000
  20,000   Placer Dome Inc. (Canada)...............................................................      230,000
                                                                                                     -----------
                                                                                                         676,250
                                                                                                     -----------
           PRINTING/FORMS (2.1%)
  45,000   American Bank Note Holographics, Inc.*..................................................      787,500
  14,000   Consolidated Graphics, Inc.*............................................................      945,875
                                                                                                     -----------
                                                                                                       1,733,375
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (1.0%)
  15,565   Golf Trust of America, Inc..............................................................      431,929
  15,000   Public Storage, Inc.....................................................................      405,938
                                                                                                     -----------
                                                                                                         837,867
                                                                                                     -----------
           RESTAURANTS (0.1%)
   7,000   Friendly Ice Cream Corp.*...............................................................       42,438
                                                                                                     -----------
           RETAIL - SPECIALTY (3.6%)
  12,000   BJ's Wholesale Club, Inc.*..............................................................      555,750
   9,800   Cost Plus, Inc.*........................................................................      305,025
  14,500   CSK Auto Corp.*.........................................................................      386,969
  15,000   Eagle Hardware & Garden, Inc.*..........................................................      485,625
  13,900   Guitar Center, Inc.*....................................................................      341,419
  12,200   Linens 'N Things, Inc.*.................................................................      483,425
  20,000   Trans World Entertainment Corp.*........................................................      380,000
                                                                                                     -----------
                                                                                                       2,938,213
                                                                                                     -----------
           SAVINGS & LOAN ASSOCIATIONS (0.5%)
  20,000   Dime Community Bancshares...............................................................      411,250
                                                                                                     -----------
           SEMICONDUCTORS (5.3%)
  30,000   Aeroflex Inc.*..........................................................................      453,750
  17,000   Analog Devices, Inc.*...................................................................      533,375
   2,200   Broadcom Corp. (Class A)*...............................................................      264,825
  15,000   MIPS Technologies, Inc.*................................................................      479,063
   5,500   PMC - Sierra, Inc.*.....................................................................      346,500
  15,000   Power Integrations, Inc,*...............................................................      375,938
  20,000   Sawtek, Inc.*...........................................................................      350,000
   3,000   Semtech Corp.*..........................................................................      106,500
  11,000   TranSwitch Corp.*.......................................................................      427,625
  20,000   Vishay Intertechnology, Inc.*...........................................................      290,000
  16,000   Vitesse Semiconductor Corp.*............................................................      728,000
                                                                                                     -----------
                                                                                                       4,355,576
                                                                                                     -----------
           SHOE MANUFACTURING (0.3%)
  20,000   Wolverine World Wide, Inc...............................................................      265,000
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           SPECIALTY FOODS/CANDY (0.6%)
  15,600   Earthgrains Co..........................................................................  $   482,625
                                                                                                     -----------
           TELECOMMUNICATION EQUIPMENT (3.0%)
  46,000   Advanced Fibre Communications, Inc.*....................................................      500,250
  37,300   ANTEC Corp.*............................................................................      750,663
  35,000   California Microwave, Inc.*.............................................................      323,750
  18,000   Polycom, Inc.*..........................................................................      401,625
  19,000   Proxim, Inc.*...........................................................................      507,063
                                                                                                     -----------
                                                                                                       2,483,351
                                                                                                     -----------
           TELECOMMUNICATIONS (3.8%)
  23,500   Inter-Tel, Inc..........................................................................      549,313
  25,000   ITC DeltaCom, Inc.*.....................................................................      378,125
   7,000   IXC Communications, Inc.*...............................................................      234,063
  15,100   MetroNet Communications Corp. (Class B) (Canada)*.......................................      498,300
  16,000   NEXTLINK Communications, Inc. (Class A)*................................................      454,000
  22,000   PSINet, Inc.*...........................................................................      459,250
  25,000   SkyTel Communications Inc.*.............................................................      548,438
                                                                                                     -----------
                                                                                                       3,121,489
                                                                                                     -----------
           WATER SUPPLY (1.1%)
   3,700   American States Water Co................................................................      100,825
   8,000   Aquarian Co.............................................................................      328,000
   9,500   E'Town Corp.............................................................................      450,063
                                                                                                     -----------
                                                                                                         878,888
                                                                                                     -----------
           WHOLESALE DISTRIBUTOR (1.0%)
  16,500   MSC Industrial Direct Co., Inc.*........................................................      373,313
  20,000   School Specialty, Inc.*.................................................................      427,500
                                                                                                     -----------
                                                                                                         800,813
                                                                                                     -----------
           WIRELESS COMMUNICATION (1.8%)
  18,000   Vanguard Cellular Systems, Inc. (Class A)*..............................................      463,500
  20,000   Western Wireless Corp. (Class A)*.......................................................      438,750
  15,000   Winstar Communications, Inc.*...........................................................      584,063
                                                                                                     -----------
                                                                                                       1,486,313
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $55,540,509)...........................................................   76,170,318
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEVELOPING GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATION (2.6%)
$  2,000   U.S. Treasury Note 5.625% due 05/15/08 (IDENTIFIED COST $2,153,515).....................  $ 2,131,860
                                                                                                     -----------

           SHORT-TERM INVESTMENTS (3.9%)
           U.S. GOVERNMENT AGENCY (a) (3.7%)
   3,000   Federal Home Loan Mortgage Corp. 4.50% due 01/04/99 (AMORTIZED COST $2,998,875).........    2,998,875
                                                                                                     -----------

           REPURCHASE AGREEMENT (0.2%)
     164   The Bank of New York 4.00% due 01/04/99 (dated 12/31/98; proceeds $164,498) (b)
             (IDENTIFIED COST $164,425)............................................................      164,425
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,163,300)............................................................    3,163,300
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $60,857,324) (c)..........................................................   99.8 %   81,465,478

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.2        159,681
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 81,625,159
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $162,041 U.S. Treasury Note 5.875% due 02/15/00 valued at $167,713.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $21,772,178 and the aggregate gross unrealized depreciation is $1,164,024, resulting in net unrealized appreciation of $20,608,154.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS AND WARRANTS (92.5%)
             ARGENTINA (4.3%)
             ALCOHOLIC BEVERAGES
      5,825  Quilmes Industrial (Quinsa) S.A. (ADR)................................................  $    54,245
                                                                                                     -----------
             BANKING
      2,877  Banco de Galicia y Buenos Aires S.A. de C.V. (Class B) (ADR)..........................       49,988
      2,100  Banco Frances del Rio de La Plato S.A. (ADR)..........................................       43,575
                                                                                                     -----------
                                                                                                          93,563
                                                                                                     -----------
             INTEGRATED OIL COMPANIES
      6,175  Yacimentos Petroliferos Fiscales S.A. (ADR)...........................................      172,514
                                                                                                     -----------
             MULTI-SECTOR COMPANIES
     18,700  Perez Companc S.A. (Class B)..........................................................       79,176
                                                                                                     -----------
             OIL/GAS TRANSMISSION
      1,700  Transportadora de Gas del Sur S.A. (ADR)..............................................       17,212
                                                                                                     -----------
             TELECOMMUNICATIONS
      2,160  Telecom Argentina Stet - France Telecom S.A. (Class B) (ADR)..........................       59,400
      3,175  Telefonica de Argentina S.A. (ADR)....................................................       88,702
                                                                                                     -----------
                                                                                                         148,102
                                                                                                     -----------

             TOTAL ARGENTINA.......................................................................      564,812
                                                                                                     -----------

             BRAZIL (9.9%)
             BANKING
    103,000  Banco Itau S.A. (Pref.)...............................................................       50,305
      3,500  Uniao de Bancos Brasileiros S.A. (GDR)................................................       50,531
                                                                                                     -----------
                                                                                                         100,836
                                                                                                     -----------
             ELECTRIC UTILITIES
      8,212  Companhia Energetica de Minas Gerais S.A. (ADR) (Pref.)...............................      155,002
  9,900,000  Companhia Paranaense de Energia - Copel (Pref.).......................................       71,300
                                                                                                     -----------
                                                                                                         226,302
                                                                                                     -----------

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             FINANCIAL SERVICES
    118,000  Itausa - Investmentos Itau S.A. (Pref.)...............................................  $    65,447
                                                                                                     -----------
             INTEGRATED OIL COMPANIES
    865,000  Petroleo Brasileiro S.A. (Pref.)......................................................       98,100
                                                                                                     -----------
             OTHER METALS/MINERALS
      5,000  Companhia Vale do Rio Doce S.A. (Debentures)*.........................................           --
      5,600  Companhia Vale do Rio Doce S.A. (Pref.)...............................................       71,854
                                                                                                     -----------
                                                                                                          71,854
                                                                                                     -----------
             TELECOMMUNICATIONS
    950,000  Embratel Participacoes S.A.*..........................................................        8,257
  7,062,000  Embratel Participacoes S.A. (Pref.)*..................................................       96,459
    950,000  Tele Celular Sul Participacoes S.A.*..................................................          881
  4,642,000  Tele Celular Sul Participacoes S.A. (Pref.)*..........................................        7,839
    950,000  Tele Centro Sul Participacoes S.A.*...................................................        6,291
 14,742,000  Tele Centro Sul Participacoes S.A. (Pref.)*...........................................      128,016
    950,000  Tele Norte Leste Participacoes S.A.*..................................................        7,786
  7,620,000  Tele Norte Leste Participacoes S.A. (Pref.)*..........................................       95,250
 13,900,000  Tele Sudeste Celular Participacoes S.A. (Pref.)*......................................       58,684
    950,000  Telemig Celular Participacoes S.A.*...................................................          669
 17,742,000  Telemig Celular Participacoes S.A. (Pref.)*...........................................       19,681
    950,000  Telesp Celular Participacoes S.A.*....................................................        4,089
 12,982,000  Telesp Celular Participacoes S.A. (Pref.)*............................................       95,646
    950,000  Telesp Participacoes S.A.*............................................................       12,190
  9,482,000  Telesp Participacoes S.A. (Pref.)*....................................................      215,857
                                                                                                     -----------
                                                                                                         757,595
                                                                                                     -----------

             TOTAL BRAZIL..........................................................................    1,320,134
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             CHILE (2.8%)
             ALCOHOLIC BEVERAGES
      3,620  Vina Concha Y Toro (ADR)..............................................................  $    93,667
                                                                                                     -----------
             BEVERAGES - NON-ALCOHOLIC
      2,840  Embotelladora Andina S.A. (Series A) (ADR)............................................       41,180
                                                                                                     -----------
             FOOD CHAINS
      4,600  Distribucion Y Servicio D&S S.A. (ADR)*...............................................       52,900
                                                                                                     -----------
             GENERIC DRUGS
      5,170  Laboratorio Chile S.A. (ADR)..........................................................       74,319
                                                                                                     -----------
             TELECOMMUNICATIONS
      5,108  Cia de Telecommunicaciones de Chile S.A. (ADR)........................................      105,672
                                                                                                     -----------

             TOTAL CHILE...........................................................................      367,738
                                                                                                     -----------

             CHINA (0.9%)
             UTILITIES
    147,000  Beijing Datang Power Generation Co., Ltd..............................................       44,119
    196,000  Huaneng Power International, Inc. (Class H)*..........................................       69,579
                                                                                                     -----------

             TOTAL CHINA...........................................................................      113,698
                                                                                                     -----------

             COLOMBIA (0.6%)
             BANKING
     16,700  Bancolombia S.A. (ADR)................................................................       78,281
                                                                                                     -----------
             EGYPT (0.6%)
             BUILDING MATERIALS
      5,200  Suez Cement Co. (GDR) - 144A**........................................................       74,100
                                                                                                     -----------

             GREECE (9.6%)
             BANKING
      3,720  Alpha Credit Bank.....................................................................      388,001
      1,959  National Bank of Greece S.A...........................................................      440,539
                                                                                                     -----------
                                                                                                         828,540
                                                                                                     -----------
             BUILDING MATERIALS
      1,960  Titan Cement Co. S.A..................................................................      150,419
                                                                                                     -----------

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS
      9,252  Hellenic Telecommunication Organization S.A...........................................  $   246,038
      1,700  Panafon Hellenic Telecom S.A.*........................................................       45,511
                                                                                                     -----------
                                                                                                         291,549
                                                                                                     -----------

             TOTAL GREECE..........................................................................    1,270,508
                                                                                                     -----------

             HONG KONG (2.4%)
             ELECTRONIC DATA PROCESSING
    300,000  Legend Holdings Ltd...................................................................      105,530
                                                                                                     -----------
             REAL ESTATE
    108,000  China Resources Enterprise Ltd........................................................      168,694
                                                                                                     -----------
             TELECOMMUNICATIONS
     28,000  China Telecom Ltd.....................................................................       48,434
                                                                                                     -----------

             TOTAL HONG KONG.......................................................................      322,658
                                                                                                     -----------

             HUNGARY (4.9%)
             BANKING
      3,700  OTP Bank RT...........................................................................      184,923
                                                                                                     -----------
             OIL & GAS
      8,700  MOL Magyar Olaj-es Gazipari RT (GDR) - 144A**.........................................      240,120
                                                                                                     -----------
             SPECIALTY CHEMICALS
      4,000  Pannonplast RT........................................................................      112,928
                                                                                                     -----------
             TELECOMMUNICATIONS
      3,700  Magyar Tavkozlesi RT (ADR) (Hungary)..................................................      110,306
                                                                                                     -----------

             TOTAL HUNGARY.........................................................................      648,277
                                                                                                     -----------

             INDIA (3.6%)
             TELECOMMUNICATIONS
      7,900  Mahanagar Telephone Nigam Ltd. (GDR) 144A**...........................................       96,380
     12,100  Videsh Sanchar Nigam Ltd. (GDR)*......................................................      148,225
                                                                                                     -----------
                                                                                                         244,605
                                                                                                     -----------
             TEXTILES
     41,000  Reliance Industries Ltd. (GDR)*.......................................................      232,470
                                                                                                     -----------

             TOTAL INDIA...........................................................................      477,075
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             ISRAEL (2.8%)
             BANKING
    105,150  Bank Hapoalim Ltd.....................................................................  $   190,492
                                                                                                     -----------
             CLOTHING/SHOE/ACCESSORY STORES
      7,615  Blue Square Chain Investments & Properties Ltd.*......................................       91,420
                                                                                                     -----------
             DIVERSIFIED ELECTRONIC PRODUCTS
      4,470  NICE-Systems Ltd. (ADR)*..............................................................       95,826
                                                                                                     -----------

             TOTAL ISRAEL..........................................................................      377,738
                                                                                                     -----------
             MEXICO (11.7%)
             ALCOHOLIC BEVERAGES
     61,400  Grupo Modelo S.A. de C.V. (Series C)..................................................      130,242
                                                                                                     -----------
             BEVERAGES - NON-ALCOHOLIC
      2,200  Coca-Cola Femsa S.A. de C.V. (ADR)....................................................       29,150
      5,050  Fomento Economico Mexicano, S.A. de C.V. (ADR)........................................      134,456
      5,334  Panamerican Beverages, Inc. (Class A).................................................      116,348
                                                                                                     -----------
                                                                                                         279,954
                                                                                                     -----------
             BROADCASTING
      5,820  Grupo Televisa S.A. de C.V. (GDR).....................................................      143,681
                                                                                                     -----------
             BUILDING MATERIALS
     23,100  Apasco S.A. de C.V....................................................................       81,433
     27,460  Cemex S.A. de C.V. (B Shares).........................................................       68,927
                                                                                                     -----------
                                                                                                         150,360
                                                                                                     -----------
             OTHER SPECIALTY STORES
    154,300  Cifra S.A. de C.V. (Series C).........................................................      190,148
     22,300  Organizacion Soriana S.A. de C.V. (Series B)..........................................       72,081
                                                                                                     -----------
                                                                                                         262,229
                                                                                                     -----------
             PAPER
     48,900  Kimberly-Clark de Mexico S.A. de C.V. (A Shares)......................................      156,085
                                                                                                     -----------
             SPECIALTY FOODS/CANDY
     57,200  Grupo Industrial Bimbo S.A. de C.V. (Series A)........................................      109,778
                                                                                                     -----------

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS
      6,520  Telefonos de Mexico S.A. de C.V. (Series L) (ADR).....................................  $   317,443
                                                                                                     -----------

             TOTAL MEXICO..........................................................................    1,549,772
                                                                                                     -----------

             PERU (0.8%)
             BUILDING MATERIALS
     52,475  Cementos Lima, S.A....................................................................       62,547
                                                                                                     -----------
             OTHER METALS/MINERALS
      6,720  Compania de Minas Buenaventura S.A. (B Shares)........................................       40,476
                                                                                                     -----------

             TOTAL PERU............................................................................      103,023
                                                                                                     -----------

             PHILIPPINES (2.0%)
             RESTAURANTS
    190,000  Jollibee Foods Co. (Warrants due 03/25/03)*...........................................       88,258
                                                                                                     -----------
             TELECOMMUNICATIONS
      3,520  Philippine Long Distance Telephone Co.................................................       90,838
                                                                                                     -----------
             UTILITIES
     26,300  Manila Electric Co. (B Shares)........................................................       84,839
                                                                                                     -----------

             TOTAL PHILIPPINES.....................................................................      263,935
                                                                                                     -----------

             POLAND (5.1%)
             BANKING
      3,400  Bank Przemyslowo-Handlowy S.A.........................................................      201,769
                                                                                                     -----------
             TELECOMMUNICATIONS
     30,600  Telekomunikacja Polska S.A. (GDR)*....................................................      156,825
                                                                                                     -----------
             WHOLESALE DISTRIBUTOR
     30,000  Elektrim Spolka Akcyjna S.A...........................................................      325,250
                                                                                                     -----------

             TOTAL POLAND..........................................................................      683,844
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             PORTUGAL (3.2%)
             BANKING
      6,500  Banco Comercial Portugues S.A.........................................................  $   199,874
      2,915  Banco Espirito Santo e Comercial de Lisboa, S.A.......................................       90,490
      4,510  Banco Pinto & Sotto Mayor, S.A........................................................       85,523
                                                                                                     -----------
                                                                                                         375,887
                                                                                                     -----------
             UTILITIES
      2,000  EDP-Electricidade de Portugal, S.A....................................................       44,042
                                                                                                     -----------
             TOTAL PORTUGAL........................................................................      419,929
                                                                                                     -----------
             SOUTH AFRICA (9.0%)
             ALCOHOLIC BEVERAGES
     17,146  South African Breweries Ltd...........................................................      286,956
                                                                                                     -----------
             BANKING
     12,257  Nedcor Ltd............................................................................      208,674
                                                                                                     -----------
             LIFE INSURANCE
     14,460  Liberty Life Association of Africa Ltd................................................      199,008
                                                                                                     -----------
             MULTI-SECTOR COMPANIES
    115,706  New Clicks Holdings Ltd...............................................................      113,042
                                                                                                     -----------
             OTHER METALS/MINERALS
      7,645  Anglo American Platinum Corporation Ltd...............................................      104,826
                                                                                                     -----------
             PRECIOUS METALS
      3,410  Anglo American Corporation of South Africa Ltd........................................       96,063
      2,316  Anglogold Ltd.........................................................................       90,192
                                                                                                     -----------
                                                                                                         186,255
                                                                                                     -----------
             TELECOMMUNICATION EQUIPMENT
     24,200  Allied Technologies Ltd...............................................................       48,314
     82,147  New Africa Investments Ltd. (N Shares)................................................       50,247
                                                                                                     -----------
                                                                                                          98,561
                                                                                                     -----------

             TOTAL SOUTH AFRICA....................................................................    1,197,322
                                                                                                     -----------

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------

             SOUTH KOREA (9.9%)
             ELECTRICAL PRODUCTS
      6,369  Samsung Display Devices Co............................................................  $   314,735
                                                                                                     -----------
             ELECTRIC UTILITIES
     18,100  Korea Electric Power Corp.............................................................      449,483
                                                                                                     -----------
             MAJOR CHEMICALS
     18,900  L.G. Chemical Ltd.....................................................................      206,325
                                                                                                     -----------
             STEEL/IRON ORE
      5,610  Pohang Iron & Steel Co., Ltd..........................................................      346,768
                                                                                                     -----------
             TELECOMMUNICATIONS
        100  Korea Telecom Corp.*..................................................................        3,167
                                                                                                     -----------

             TOTAL SOUTH KOREA.....................................................................    1,320,478
                                                                                                     -----------

             TAIWAN (6.4%)
             COMPUTER/VIDEO CHAINS
      4,000  Synnex Technology International Corp. (GDR)*..........................................       71,000
                                                                                                     -----------
             ELECTRONIC COMPONENTS
     25,200  Siliconware Precision Industries Co. (GDR)*...........................................      264,600
                                                                                                     -----------
             ELECTRONIC DATA PROCESSING
     29,150  Asustek Computer Inc. (GDR)...........................................................      270,366
         64  Asustek Computer Inc. (GDR) - 144A**..................................................          594
                                                                                                     -----------
                                                                                                         270,960
                                                                                                     -----------
             MUTUAL FUNDS
      4,700  The Taiwan Index Fund Ltd.............................................................       43,475
                                                                                                     -----------
             SEMICONDUCTORS
     14,010  Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)....................................      198,768
                                                                                                     -----------

             TOTAL TAIWAN..........................................................................      848,803
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1998, CONTINUED

 NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
             TURKEY (2.0%)
             BANKING
  2,700,000  Akbank T.A.S..........................................................................  $    54,831
                                                                                                     -----------
             FINANCE
 14,900,000  Dogan Yayin Holdings*.................................................................       75,647
                                                                                                     -----------
             FOOD CHAINS
     91,700  Migros Turk T.A.S.....................................................................       91,656
                                                                                                     -----------
             PROPERTY - CASUALTY INSURANCE
  1,600,000  Aksigorta A.S.........................................................................       48,739
                                                                                                     -----------

             TOTAL TURKEY..........................................................................      270,873
                                                                                                     -----------

             VIETNAM (0.0%)
             MUTUAL FUNDS
      1,800  Lazard Vietnam Fund Ltd...............................................................           --
                                                                                                     -----------

TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
(IDENTIFIED COST $13,176,917) (a)..........................................................   92.5 %   12,272,998

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    7.5        999,307
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 13,272,305
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,455,639 and the aggregate gross unrealized depreciation is $2,359,558, resulting in net unrealized depreciation of $903,919.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS
SUMMARY OF INVESTMENTS DECEMBER 31, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Alcoholic Beverages...............................................................  $    565,110       4.3  %
Banking...........................................................................     2,317,796      17.5
Beverages - Non-Alcoholic.........................................................       321,134       2.4
Broadcasting......................................................................       143,681       1.1
Building Materials................................................................       437,426       3.3
Clothing/Shoe/Accessory Stores....................................................        91,420       0.7
Computer/Video Chains.............................................................        71,000       0.5
Diversified Electronic Products...................................................        95,826       0.7
Electric Utilities................................................................       675,785       5.1
Electrical Products...............................................................       314,735       2.4
Electronic Components.............................................................       264,600       2.0
Electronic Data Processing........................................................       376,490       2.8
Finance...........................................................................        75,647       0.6
Financial Services................................................................        65,447       0.5
Food Chains.......................................................................       144,556       1.1
Generic Drugs.....................................................................        74,319       0.6
Integrated Oil Companies..........................................................       270,614       2.0
Life Insurance....................................................................       199,008       1.5
Major Chemicals...................................................................       206,325       1.6
Multi-Sector Companies............................................................       192,218       1.4
Mutual Funds......................................................................        43,475       0.3
Oil - Exploration & Production....................................................       240,120       1.8
Oil/Gas Transmission..............................................................        17,212       0.1

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Other Metals/Minerals.............................................................  $    217,156       1.6  %
Other Specialty Stores............................................................       262,229       2.0
Paper.............................................................................       156,085       1.2
Precious Metals...................................................................       186,255       1.4
Property - Casualty Insurance.....................................................        48,739       0.4
Real Estate.......................................................................       168,694       1.3
Restaurants.......................................................................        88,258       0.7
Semiconductors....................................................................       198,768       1.5
Specialty Chemicals...............................................................       112,928       0.8
Specialty Foods/Candy.............................................................       109,778       0.8
Steel/Iron Ore....................................................................       346,768       2.6
Telecommunication Equipment.......................................................        98,561       0.7
Telecommunications................................................................     2,274,536      17.1
Textiles..........................................................................       232,470       1.8
Utilities.........................................................................       242,579       1.8
Wholesale Distributor.............................................................       325,250       2.5
                                                                                    ------------       ---
                                                                                    $ 12,272,998      92.5  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $10,955,300      82.5  %
Preferred Stocks...................................................................    1,229,440       9.3
Rights & Warrants..................................................................       88,258       0.7
                                                                                     -----------       ---
                                                                                     $12,272,998      92.5  %
                                                                                     -----------       ---
                                                                                     -----------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998
                                           NORTH
                                         AMERICAN
                            MONEY       GOVERNMENT    DIVERSIFIED      BALANCED
                            MARKET      SECURITIES       INCOME         GROWTH       UTILITIES
------------------------------------------------------------------------------------------------
ASSETS:
Investments in
  securities, at value
  *....................  $121,100,638   $8,381,516    $91,827,168    $110,465,944   $ 85,353,383
Cash...................         2,084       --            664,576**       --             --
Receivable for:
    Investments sold...       --            --            --              --             --
    Shares of
      beneficial
      interest sold....       238,137       --            159,696          73,955        258,330
    Dividends..........       --            --            --              102,090        110,757
    Interest...........       155,162       26,726      1,494,321         331,272         42,039
    Foreign withholding
      taxes
      reclaimed........       --            --            --              --              10,391
Unrealized appreciation
  on open forward
  foreign currency
  contracts............       --            --             63,686         --             --
Prepaid expenses and
  other assets.........         5,736          102          8,226           1,246          1,113
Deferred organizational
  expenses.............         1,374        1,374          1,374           1,374          1,374
Receivable from
  affiliate............       --            --            --              --             --
                         ------------   -----------   ------------   ------------   ------------
     TOTAL ASSETS......   121,503,131    8,409,718     94,219,047     110,975,881     85,777,387
                         ------------   -----------   ------------   ------------   ------------
LIABILITIES:
Payable for:
    Investments
      purchased........       --            --            --            3,012,552        --
    Shares of
      beneficial
      interest
      repurchased......     1,241,348          334         14,905          20,567         28,511
    Compensated forward
      foreign currency
      contracts........       --            --             94,349         --             --
    Investment
      management
      fees.............        51,840        4,454         31,604          53,333         44,326
Payable to bank........       --            --            --              --             --
Unrealized depreciation
  on open forward
  foreign currency
  contracts............       --            --             60,272         --             --
Accrued expenses and
  other payables.......        25,115       15,708         26,780          37,312         21,365
                         ------------   -----------   ------------   ------------   ------------
     TOTAL
     LIABILITIES.......     1,318,303       20,496        227,910       3,123,764         94,202
                         ------------   -----------   ------------   ------------   ------------
NET ASSETS:
Paid-in-capital........   120,184,715    8,352,447     96,280,837      89,562,413     62,417,478
Accumulated
  undistributed net
  investment income
  (net investment
  loss)................           113       30,818        740,817         250,069        117,223
Accumulated
  undistributed net
  realized gain
  (accumulated net
  realized loss).......       --            (9,105)      (173,260)     12,608,684        648,546
Net unrealized
  appreciation
  (depreciation).......       --            15,062     (2,857,257)      5,430,951     22,499,938
                         ------------   -----------   ------------   ------------   ------------
     NET ASSETS........  $120,184,828   $8,389,222    $93,991,137    $107,852,117   $ 85,683,185
                         ------------   -----------   ------------   ------------   ------------
                         ------------   -----------   ------------   ------------   ------------
     *IDENTIFIED
     COST..............  $121,100,638   $8,366,454    $94,686,455    $105,034,993   $ 62,853,445
                         ------------   -----------   ------------   ------------   ------------
                         ------------   -----------   ------------   ------------   ------------
     SHARES OF
     BENEFICIAL
     INTEREST
     OUTSTANDING.......   120,184,715      826,319      9,461,101       6,584,329      4,579,609
                         ------------   -----------   ------------   ------------   ------------
                         ------------   -----------   ------------   ------------   ------------
NET ASSET VALUE PER
SHARE
(UNLIMITED AUTHORIZED
SHARES OF $.01 PAR
VALUE).................         $1.00       $10.15          $9.93          $16.38         $18.71
                         ------------   -----------   ------------   ------------   ------------
                         ------------   -----------   ------------   ------------   ------------

------------------

**   Including foreign currency of $22,516.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

                          DIVIDEND    VALUE-ADDED                  AMERICAN      MID-CAP       GLOBAL     DEVELOPING    EMERGING
                           GROWTH        MARKET       GROWTH        VALUE        GROWTH        EQUITY       GROWTH       MARKETS
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in
  securities, at value
  *.................... $726,587,185  $172,430,333  $54,002,189  $387,150,059  $27,359,100  $125,384,593  $81,465,478  $12,272,998
Cash...................      --            --           --             72,428       76,985       --           --         1,007,265
Receivable for:
    Investments sold...      --          7,971,204      703,199     2,253,749    1,575,777       --           303,600        9,874
    Shares of
      beneficial
      interest sold....      513,433        29,607       10,368       680,905       16,694       108,041      142,767        1,863
    Dividends..........    1,239,350       221,571       43,469       102,133        2,680        83,491       10,394       20,833
    Interest...........          432           311          179       --           --                 17       14,625      --
    Foreign withholding
      taxes
      reclaimed........      --            --           --             28,697      --             99,548      --           --
Unrealized appreciation
  on open forward
  foreign currency
  contracts............      --            --           --            --           --            --           --           --
Prepaid expenses and
  other assets.........       21,356         4,447        1,134        12,835        1,933         1,421        3,464          926
Deferred organizational
  expenses.............        1,374         1,374        1,374         1,374      --              1,374        1,374        1,374
Receivable from
  affiliate............      --            --           --            --            17,569       --           --           --
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
     TOTAL ASSETS......  728,363,130   180,658,847   54,761,912   390,302,180   29,050,738   125,678,485   81,941,702   13,315,133
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
LIABILITIES:
Payable for:
    Investments
      purchased........    4,324,890     5,194,921    1,144,341    18,274,475      833,046       --           237,187      --
    Shares of
      beneficial
      interest
      repurchased......      342,855        56,929        8,379       166,992        1,046        18,796       16,423        1,770
    Compensated forward
      foreign currency
      contracts........      --            --           --            --           --            --           --           --
    Investment
      management
      fees.............      352,745        72,013       34,439       183,105      --            102,334       31,989       13,800
Payable to bank........      --            465,333      --            --           --            --           --           --
Unrealized depreciation
  on open forward
  foreign currency
  contracts............      --            --           --            --           --            --           --           --
Accrued expenses and
  other payables.......       57,562        45,829       70,975        44,699       19,009        35,143       30,944       27,258
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
     TOTAL
     LIABILITIES.......    5,078,052     5,835,025    1,258,134    18,669,271      853,101       156,273      316,543       42,828
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS:
Paid-in-capital........  553,275,042   130,891,723   41,618,075   267,074,857   25,955,091   103,938,295   62,301,476   19,455,506
Accumulated
  undistributed net
  investment income
  (net investment
  loss)................      853,057       183,347        3,871         7,077        7,295        28,138        7,110       (2,344)
Accumulated
  undistributed net
  realized gain
  (accumulated net
  realized loss).......   64,905,978     6,481,031    3,259,997    39,297,660   (2,757,580)   (4,474,238)  (1,291,581)  (5,276,475)
Net unrealized
  appreciation
  (depreciation).......  104,251,001    37,267,721    8,621,835    65,253,315    4,992,831    26,030,017   20,608,154     (904,382)
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
     NET ASSETS........ $723,285,078  $174,823,822  $53,503,778  $371,632,909  $28,197,637  $125,522,212  $81,625,159  $13,272,305
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
     *IDENTIFIED
     COST.............. $622,336,184  $135,162,612  $45,380,354  $321,897,294  $22,366,269  $ 99,360,893  $60,857,324  $13,176,917
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
     SHARES OF
     BENEFICIAL
     INTEREST
     OUTSTANDING.......   32,805,517     9,111,849    2,934,577    15,944,705    2,376,967     8,546,128    3,921,506    1,678,582
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
NET ASSET VALUE PER
SHARE
(UNLIMITED AUTHORIZED
SHARES OF $.01 PAR
VALUE).................       $22.05        $19.19       $18.23        $23.31       $11.86        $14.69       $20.81        $7.91
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------
                        ------------  ------------  -----------  ------------  -----------  ------------  -----------  -----------

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
                                           NORTH
                                          AMERICAN
                            MONEY        GOVERNMENT     DIVERSIFIED     BALANCED
                           MARKET        SECURITIES        INCOME        GROWTH       UTILITIES
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest...............  $ 5,484,859      $357,842      $  6,584,351   $ 2,011,419   $    356,972
Dividends..............      --            --                --          1,190,885      1,496,942*
                         -----------   --------------   ------------   -----------   ------------
     TOTAL INCOME......    5,484,859       357,842         6,584,351     3,202,304      1,853,914
                         -----------   --------------   ------------   -----------   ------------
EXPENSES
Investment management
  fee..................      492,661        41,048           313,337       554,456        412,581
Professional fees......       18,407        16,145            17,142        42,135         18,075
Custodian fees.........       11,323        10,703            28,299        19,491         13,819
Shareholder reports and
  notices..............       11,491         1,088             8,872        14,857          4,379
Trustees' fees and
  expenses.............          558       --                    570           729            470
Transfer agent fees and
  expenses.............          500           500               500           500            500
Organizational
  expenses.............        1,606         1,606             1,606         1,606          1,606
Other..................        2,254         1,353            11,384         4,511          1,829
                         -----------   --------------   ------------   -----------   ------------
     TOTAL EXPENSES....      538,800        72,443           381,710       638,285        453,259
Less: amounts
  reimbursed/waived....      --            --                --            --             --
                         -----------   --------------   ------------   -----------   ------------
     NET EXPENSES......      538,800        72,443           381,710       638,285        453,259
                         -----------   --------------   ------------   -----------   ------------
     NET INVESTMENT
     INCOME............    4,946,059       285,399         6,202,641     2,564,019      1,400,655
                         -----------   --------------   ------------   -----------   ------------
NET REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain
  (loss) on:
    Investments........           96         1,246           409,753    12,637,891        648,615
    Foreign exchange
      transactions.....      --            --               (301,301)      --             --
                         -----------   --------------   ------------   -----------   ------------
     NET GAIN (LOSS)...           96         1,246           108,452    12,637,891        648,615
                         -----------   --------------   ------------   -----------   ------------
Net change in
  unrealized
  appreciation/depreciation
  on:
    Investments........      --            (24,395)       (3,183,638)   (3,521,872)    11,747,508
    Translation of
      forward foreign
      currency
      contracts, other
      assets and
      liabilities
      denominated in
      foreign
      currencies.......      --            --                (56,748)      --             --
                         -----------   --------------   ------------   -----------   ------------
     NET APPRECIATION
     (DEPRECIATION)....      --            (24,395)       (3,240,386)   (3,521,872)    11,747,508
                         -----------   --------------   ------------   -----------   ------------
     NET GAIN (LOSS)...           96       (23,149)       (3,131,934)    9,116,019     12,396,123
                         -----------   --------------   ------------   -----------   ------------
NET INCREASE
(DECREASE).............  $ 4,946,155      $262,250      $  3,070,707   $11,680,038   $ 13,796,778
                         -----------   --------------   ------------   -----------   ------------
                         -----------   --------------   ------------   -----------   ------------

------------------

 *   Net of foreign withholding tax of $19,218, $7,285, $35,622, $587, $168,834,
     $1,749 and $23,975, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998
                          DIVIDEND     VALUE-ADDED                 AMERICAN      MID-CAP       GLOBAL     DEVELOPING   EMERGING
                           GROWTH        MARKET        GROWTH        VALUE        GROWTH       EQUITY       GROWTH      MARKETS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest...............  $   333,766   $   296,420   $   95,138   $ 1,897,644   $   96,865   $  575,082   $  455,511   $  94,953
Dividends..............   15,363,732     2,494,684*     401,083     1,798,430*      42,091*   1,870,076*     169,357*    334,753*
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     TOTAL INCOME......   15,697,498     2,791,104      496,221     3,696,074      138,956    2,445,158      624,868     429,706
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
EXPENSES
Investment management
  fee..................    3,794,294       797,292      376,026     1,802,876      180,804    1,158,905      401,774     218,826
Professional fees......       19,132        17,987       29,578        20,108       15,305       18,482       18,447      20,071
Custodian fees.........       50,736        23,331       26,636        51,637       33,384       63,746       36,659      47,694
Shareholder reports and
  notices..............       71,821        16,565       10,602        22,678        5,172       15,115       11,229       5,310
Trustees' fees and
  expenses.............        5,829         1,294       45,548         2,281       --            1,015          688      --
Transfer agent fees and
  expenses.............          500           500          500           500          500          500          500         500
Organizational
  expenses.............        1,606         1,606        1,606         1,606       --            1,606        1,606       1,606
Other..................        6,013        16,291        1,854         6,714        1,107       21,055        2,195       9,557
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     TOTAL EXPENSES....    3,949,931       874,866      492,350     1,908,400      236,272    1,280,424      473,098     303,564
Less: amounts
  reimbursed/waived....      --            --            --           --          (236,272)      --           --          --
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     NET EXPENSES......    3,949,931       874,866      492,350     1,908,400       --        1,280,424      473,098     303,564
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     NET INVESTMENT
     INCOME............   11,747,567     1,916,238        3,871     1,787,674      138,956    1,164,734      151,770     126,142
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
NET REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain
  (loss) on:
    Investments........   65,404,292     6,592,408    3,308,989    40,392,336   (2,490,436)  (3,068,168)  (1,185,922)  (4,282,112)
    Foreign exchange
      transactions.....      --            --            --                44       --           (2,436)      --         (65,660)
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     NET GAIN (LOSS)...   65,404,292     6,592,408    3,308,989    40,392,380   (2,490,436)  (3,070,604)  (1,185,922)  (4,347,772)
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
Net change in
  unrealized
  appreciation/depreciation
  on:
    Investments........   31,880,861     9,340,718    2,556,804    37,572,280    3,446,115   16,922,614    7,288,857   (2,129,565)
    Translation of
      forward foreign
      currency
      contracts, other
      assets and
      liabilities
      denominated in
      foreign
      currencies.......      --            --            --               550       --            8,488       --          12,912
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     NET APPRECIATION
     (DEPRECIATION)....   31,880,861     9,340,718    2,556,804    37,572,830    3,446,115   16,931,102    7,288,857   (2,116,653)
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
     NET GAIN (LOSS)...   97,285,153    15,933,126    5,865,793    77,965,210      955,679   13,860,498    6,102,935   (6,464,425)
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
NET INCREASE
(DECREASE).............  $109,032,720  $17,849,364   $5,869,664   $79,752,884   $1,094,635   $15,025,232  $6,254,705   $(6,338,283)
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------
                         -----------   -----------   ----------   -----------   ----------   ----------   ----------   ---------

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                                             NORTH AMERICAN
                                 MONEY MARKET             GOVERNMENT SECURITIES
                         ----------------------------   -------------------------
                             1998            1997          1998          1997
-----------------------------------------------------   -------------------------
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:
Net investment
  income...............  $   4,946,059   $  4,711,014   $   285,399   $   219,391
Net realized gain
  (loss)...............             96        --              1,246        (1,271)
Net change in
  unrealized
  appreciation/
  depreciation.........       --              --            (24,395)       44,134
                         -------------   ------------   -----------   -----------
     NET INCREASE......      4,946,155      4,711,014       262,250       262,254
                         -------------   ------------   -----------   -----------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment
  income...............     (4,946,009)    (4,710,989)     (270,457)     (222,788)
Net realized gain......            (96)       --            --            --
                         -------------   ------------   -----------   -----------
     TOTAL.............     (4,946,105)    (4,710,989)     (270,457)     (222,788)
                         -------------   ------------   -----------   -----------
TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST:
Net proceeds from
  sales................    160,543,866    120,256,057     5,217,638     1,648,694
Reinvestment of
  dividends and
  distributions........      4,946,105      4,710,989       270,457       222,788
Cost of shares
  repurchased..........   (129,350,587)  (127,923,366)   (2,182,113)     (991,209)
                         -------------   ------------   -----------   -----------
     NET INCREASE
     (DECREASE)........     36,139,384     (2,956,320)    3,305,982       880,273
                         -------------   ------------   -----------   -----------
     TOTAL INCREASE
     (DECREASE)........     36,139,434     (2,956,295)    3,297,775       919,739
NET ASSETS:
Beginning of period....     84,045,394     87,001,689     5,091,447     4,171,708
                         -------------   ------------   -----------   -----------
     END OF PERIOD.....  $ 120,184,828   $ 84,045,394   $ 8,389,222   $ 5,091,447
                         -------------   ------------   -----------   -----------
                         -------------   ------------   -----------   -----------
UNDISTRIBUTED NET
INVESTMENT INCOME......  $         113   $         63   $    30,818   $    15,876
                         -------------   ------------   -----------   -----------
                         -------------   ------------   -----------   -----------
SHARES ISSUED AND
REPURCHASED:
Sold...................    160,543,866    120,256,057       513,927       162,979
Issued in reinvestment
  of dividends and
  distributions........      4,946,105      4,710,989        26,678        22,097
Repurchased............   (129,350,587)  (127,923,366)     (214,966)      (98,049)
                         -------------   ------------   -----------   -----------
NET INCREASE
(DECREASE).............     36,139,384     (2,956,320)      325,639        87,027
                         -------------   ------------   -----------   -----------
                         -------------   ------------   -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                             DIVERSIFIED INCOME          BALANCED GROWTH              UTILITIES
                          -------------------------  ------------------------  ------------------------
                              1998         1997         1998         1997         1998         1997
-----------------------------------------------------------------------------  ------------------------
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:
Net investment income.... $  6,202,641  $ 3,763,814  $ 2,564,019  $ 1,183,842  $ 1,400,655  $ 1,137,314
Net realized gain
  (loss).................      108,452     (326,813)  12,637,891    1,883,756      648,615      872,891
Net change in unrealized
  appreciation/
  depreciation...........   (3,240,386)     431,079   (3,521,872)   5,626,407   11,747,508    8,023,362
                          ------------  -----------  -----------  -----------  -----------  -----------
     NET INCREASE........    3,070,707    3,868,080   11,680,038    8,694,005   13,796,778   10,033,567
                          ------------  -----------  -----------  -----------  -----------  -----------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment income....   (5,803,603)  (3,642,497)  (2,431,401)  (1,157,698)  (1,364,710)  (1,156,425)
Net realized gain........      (99,333)     (92,958)  (1,884,145)    (164,839)    (698,541)    (140,005)
                          ------------  -----------  -----------  -----------  -----------  -----------
     TOTAL...............   (5,902,936)  (3,735,455)  (4,315,546)  (1,322,537)  (2,063,251)  (1,296,430)
                          ------------  -----------  -----------  -----------  -----------  -----------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from
  sales..................   43,957,759   37,352,457   38,742,816   32,245,427   34,192,413   12,711,349
Reinvestment of dividends
  and distributions......    5,902,936    3,735,455    4,315,546    1,322,537    2,063,251    1,296,430
Cost of shares
  repurchased............  (15,324,330) (11,052,734) (13,894,173)  (8,509,024) (13,071,951)  (7,665,054)
                          ------------  -----------  -----------  -----------  -----------  -----------
     NET INCREASE
     (DECREASE)..........   34,536,365   30,035,178   29,164,189   25,058,940   23,183,713    6,342,725
                          ------------  -----------  -----------  -----------  -----------  -----------
     TOTAL INCREASE
     (DECREASE)..........   31,704,136   30,167,803   36,528,681   32,430,408   34,917,240   15,079,862
NET ASSETS:
Beginning of period......   62,287,001   32,119,198   71,323,436   38,893,028   50,765,945   35,686,083
                          ------------  -----------  -----------  -----------  -----------  -----------
     END OF PERIOD....... $ 93,991,137  $62,287,001  $107,852,117 $71,323,436  $85,683,185  $50,765,945
                          ------------  -----------  -----------  -----------  -----------  -----------
                          ------------  -----------  -----------  -----------  -----------  -----------
UNDISTRIBUTED NET
INVESTMENT INCOME........ $    740,817  $   433,907  $   250,069  $   117,451  $   117,223  $    81,278
                          ------------  -----------  -----------  -----------  -----------  -----------
                          ------------  -----------  -----------  -----------  -----------  -----------
SHARES ISSUED AND
REPURCHASED:
Sold.....................    4,342,229    3,651,731    2,464,618    2,274,595    2,031,983      904,097
Issued in reinvestment of
  dividends and
  distributions..........      583,849      366,945      273,422       93,933      122,896       95,848
Repurchased..............   (1,515,732)  (1,079,349)    (898,886)    (598,705)    (781,200)    (551,585)
                          ------------  -----------  -----------  -----------  -----------  -----------
NET INCREASE
(DECREASE)...............    3,410,346    2,939,327    1,839,154    1,769,823    1,373,679      448,360
                          ------------  -----------  -----------  -----------  -----------  -----------
                          ------------  -----------  -----------  -----------  -----------  -----------

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31,

                             DIVIDEND GROWTH               VALUE-ADDED MARKET
                        --------------------------   -------------------------------
                            1998          1997           1998             1997
--------------------------------------------------   -------------------------------
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:
Net investment
  income............... $ 11,747,567  $  8,348,134   $   1,916,238      $  1,612,380
Net realized gain
  (loss)...............   65,404,292    25,772,008       6,592,408         2,211,559
Net change in
  unrealized
  appreciation/
  depreciation.........   31,880,861    50,279,373       9,340,718        20,050,469
                        ------------  ------------   -------------   ---------------
     NET INCREASE......  109,032,720    84,399,515      17,849,364        23,874,408
                        ------------  ------------   -------------   ---------------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment
  income...............  (11,679,096)   (8,067,138)     (1,902,826)       (1,545,598)
Net realized gain......  (26,160,355)  (13,688,414)     (2,322,935)         (214,735)
                        ------------  ------------   -------------   ---------------
     TOTAL.............  (37,839,451)  (21,755,552)     (4,225,761)       (1,760,333)
                        ------------  ------------   -------------   ---------------
TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST:
Net proceeds from
  sales................  192,533,628   216,990,147      42,071,121        56,658,607
Reinvestment of
  dividends and
  distributions........   37,839,451    21,755,552       4,225,761         1,760,333
Cost of shares
  repurchased..........  (96,700,375)  (41,071,424)    (26,412,836)      (12,733,322)
                        ------------  ------------   -------------   ---------------
     NET INCREASE......  133,672,704   197,674,275      19,884,046        45,685,618
                        ------------  ------------   -------------   ---------------
     TOTAL INCREASE....  204,865,973   260,318,238      33,507,649        67,799,693
NET ASSETS:
Beginning of period....  518,419,105   258,100,867     141,316,173        73,516,480
                        ------------  ------------   -------------   ---------------
     END OF PERIOD..... $723,285,078  $518,419,105   $ 174,823,822      $141,316,173
                        ------------  ------------   -------------   ---------------
                        ------------  ------------   -------------   ---------------
UNDISTRIBUTED NET
INVESTMENT INCOME...... $    853,057  $    784,586   $     183,347      $    169,935
                        ------------  ------------   -------------   ---------------
                        ------------  ------------   -------------   ---------------
SHARES ISSUED AND
REPURCHASED:
Sold...................    9,213,959    11,751,312       2,296,136         3,510,750
Issued in reinvestment
  of dividends and
  distributions........    1,805,072     1,203,410         228,033           110,135
Repurchased............   (4,697,895)   (2,163,103)     (1,458,807)         (765,113)
                        ------------  ------------   -------------   ---------------
NET INCREASE...........    6,321,136    10,791,619       1,065,362         2,855,772
                        ------------  ------------   -------------   ---------------
                        ------------  ------------   -------------   ---------------

------------------

 * For the period January 21, 1997 (commencement of operations) through December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                      GROWTH                   AMERICAN VALUE             MID-CAP GROWTH
                           ----------------------------  --------------------------  -------------------------
                               1998            1997          1998          1997         1998         1997*
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:
Net investment income....  $       3,871   $     39,493  $  1,787,674  $    722,602  $   138,956  $    156,690
Net realized gain
  (loss).................      3,308,989      1,290,619    40,392,380    28,077,637   (2,490,436)      (41,862)
Net change in unrealized
  appreciation/
  depreciation...........      2,556,804      4,281,360    37,572,830    18,351,924    3,446,115     1,546,716
                           -------------   ------------  ------------  ------------  -----------  ------------
     NET INCREASE........      5,869,664      5,611,472    79,752,884    47,152,163    1,094,635     1,661,544
                           -------------   ------------  ------------  ------------  -----------  ------------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment income....       --              (51,873)   (1,947,082)     (581,955)    (152,597)     (136,942)
Net realized gain........     (1,299,815)      (131,373)  (24,723,150)   (3,287,899)    (224,094)      --
                           -------------   ------------  ------------  ------------  -----------  ------------
     TOTAL...............     (1,299,815)      (183,246)  (26,670,232)   (3,869,854)    (376,691)     (136,942)
                           -------------   ------------  ------------  ------------  -----------  ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from
  sales..................     17,430,665     28,816,261   112,225,756    83,771,943   14,883,943    20,630,739
Reinvestment of dividends
  and distributions......      1,299,815        183,246    26,670,232     3,869,854      376,691       136,942
Cost of shares
  repurchased............    (10,107,664)   (12,331,431)  (50,359,365)  (21,814,303)  (7,016,976)   (3,056,248)
                           -------------   ------------  ------------  ------------  -----------  ------------
     NET INCREASE........      8,622,816     16,668,076    88,536,623    65,827,494    8,243,658    17,711,433
                           -------------   ------------  ------------  ------------  -----------  ------------
     TOTAL INCREASE......     13,192,665     22,096,302   141,619,275   109,109,803    8,961,602    19,236,035
NET ASSETS:
Beginning of period......     40,311,113     18,214,811   230,013,634   120,903,831   19,236,035       --
                           -------------   ------------  ------------  ------------  -----------  ------------
     END OF PERIOD.......  $  53,503,778   $ 40,311,113  $371,632,909  $230,013,634  $28,197,637  $ 19,236,035
                           -------------   ------------  ------------  ------------  -----------  ------------
                           -------------   ------------  ------------  ------------  -----------  ------------
UNDISTRIBUTED NET
INVESTMENT INCOME........  $       3,871        --       $      7,077  $    166,525  $     7,295  $     19,748
                           -------------   ------------  ------------  ------------  -----------  ------------
                           -------------   ------------  ------------  ------------  -----------  ------------
SHARES ISSUED AND
REPURCHASED:
Sold.....................      1,021,903      1,878,945     5,366,406     4,775,976    1,315,016     1,956,099
Issued in reinvestment of
  dividends and
  distributions..........         75,659         12,436     1,333,903       238,084       33,289        12,916
Repurchased..............       (597,280)      (801,820)   (2,436,239)   (1,234,165)    (658,565)     (281,788)
                           -------------   ------------  ------------  ------------  -----------  ------------
NET INCREASE.............        500,282      1,089,561     4,264,070     3,779,895      689,740     1,687,227
                           -------------   ------------  ------------  ------------  -----------  ------------
                           -------------   ------------  ------------  ------------  -----------  ------------

                                GLOBAL EQUITY
                          -------------------------
                             1998          1997
------------------------- -------------------------
INCREASE (DECREASE) IN
NET ASSETS:
OPERATIONS:
Net investment income.... $ 1,164,734  $    778,723
Net realized gain
  (loss).................  (3,070,604)      206,968
Net change in unrealized
  appreciation/
  depreciation...........  16,931,102     4,447,711
                          -----------  ------------
     NET INCREASE........  15,025,232     5,433,402
                          -----------  ------------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment income....  (1,517,727)     (731,065)
Net realized gain........    (422,276)     (128,304)
                          -----------  ------------
     TOTAL...............  (1,940,003)     (859,369)
                          -----------  ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from
  sales..................  38,348,277    51,953,057
Reinvestment of dividends
  and distributions......   1,940,003       859,369
Cost of shares
  repurchased............ (30,080,763)  (14,403,393)
                          -----------  ------------
     NET INCREASE........  10,207,517    38,409,033
                          -----------  ------------
     TOTAL INCREASE......  23,292,746    42,983,066
NET ASSETS:
Beginning of period...... 102,229,466    59,246,400
                          -----------  ------------
     END OF PERIOD....... $125,522,212 $102,229,466
                          -----------  ------------
                          -----------  ------------
UNDISTRIBUTED NET
INVESTMENT INCOME........ $    28,138  $    310,005
                          -----------  ------------
                          -----------  ------------
SHARES ISSUED AND
REPURCHASED:
Sold.....................   2,738,834     4,006,028
Issued in reinvestment of
  dividends and
  distributions..........     135,036        66,503
Repurchased..............  (2,210,444)   (1,101,520)
                          -----------  ------------
NET INCREASE.............     663,426     2,971,011
                          -----------  ------------
                          -----------  ------------

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE YEAR ENDED DECEMBER 31,

                            DEVELOPING GROWTH          EMERGING MARKETS
                        -------------------------  ------------------------
                            1998         1997         1998         1997
-------------------------------------------------  ------------------------
INCREASE (DECREASE) IN
NET ASSETS:

OPERATIONS:
Net investment
  income............... $    151,770  $   181,401  $   126,142  $   120,967
Net realized gain
  (loss)...............   (1,185,922)   2,009,657   (4,347,772)    (594,755)
Net change in
  unrealized
  appreciation/
  depreciation.........    7,288,857    6,889,489   (2,116,653)    (156,630)
                        ------------  -----------  -----------  -----------
     NET INCREASE
     (DECREASE)........    6,254,705    9,080,547   (6,338,283)    (630,418)
                        ------------  -----------  -----------  -----------
DIVIDENDS AND
DISTRIBUTIONS FROM:
Net investment
  income...............     (180,742)    (145,319)    (146,105)    (113,623)
Net realized gain......     (120,681)     --           (48,814)     --
Paid-in-capital........      --           --           (70,872)     --
                        ------------  -----------  -----------  -----------
     TOTAL.............     (301,423)    (145,319)    (265,791)    (113,623)
                        ------------  -----------  -----------  -----------
TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST:
Net proceeds from
  sales................   16,665,137   32,654,294    3,482,891   13,701,773
Reinvestment of
  dividends and
  distributions........      301,423      145,319      265,791      113,623
Cost of shares
  repurchased..........  (23,985,095) (20,164,427)  (7,686,938)  (6,496,911)
                        ------------  -----------  -----------  -----------
     NET INCREASE
     (DECREASE)........   (7,018,535)  12,635,186   (3,938,256)   7,318,485
                        ------------  -----------  -----------  -----------
     TOTAL INCREASE
     (DECREASE)........   (1,065,253)  21,570,414  (10,542,330)   6,574,444
NET ASSETS:
Beginning of period....   82,690,412   61,119,998   23,814,635   17,240,191
                        ------------  -----------  -----------  -----------
     END OF PERIOD..... $ 81,625,159  $82,690,412  $13,272,305  $23,814,635
                        ------------  -----------  -----------  -----------
                        ------------  -----------  -----------  -----------
UNDISTRIBUTED NET
INVESTMENT INCOME
(LOSS)................. $      7,110  $    36,082  $    (2,344) $    85,508
                        ------------  -----------  -----------  -----------
                        ------------  -----------  -----------  -----------
SHARES ISSUED AND
REPURCHASED:
Sold...................      861,579    1,800,018      368,627    1,094,065
Issued in reinvestment
  of dividends and
  distributions........       16,369        9,034       27,733        8,961
Repurchased............   (1,272,373)  (1,113,498)    (823,654)    (536,332)
                        ------------  -----------  -----------  -----------
NET INCREASE
(DECREASE).............     (394,425)     695,554     (427,294)     566,694
                        ------------  -----------  -----------  -----------
                        ------------  -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Fund"), formerly Dean Witter Select Dimensions Investment Series, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The shares of the Fund are only sold to Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund variable annuity contracts and variable life insurance policies they issue.

The Fund, which consists of 13 separate portfolios ("Portfolios"), was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Mid-Cap Growth which commenced operations on January 21, 1997.

The investment objectives of each Portfolio are as follows:


    PORTFOLIO                             INVESTMENT OBJECTIVE
  Money Market     Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
 North American    Seeks to earn a high level of current income while maintaining
   Government      relatively low volatility of principal by primarily investing in
   Securities      investment grade fixed income securities issued or guaranteed by the U.S., Canadian or Mexican governments.
   Diversified     Seeks, as a primary objective, to earn a high level of current
     Income        income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed income securities.
    Balanced       Seeks to achieve capital growth with reasonable current income by
     Growth        investing in common stock of companies which have a record of
    (formerly      paying dividends and have the potential for increasing dividends,
   Balanced)*      securities convertible into common stock and in investment grade fixed income securities. Prior to March 2, 1998, the investment objective was to achieve high total return through a combination of income and capital appreciation by investing in a diversified portfolio of common stocks and investment grade fixed income securities.
    Utilities      Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed income securities of companies in the public utilities industry.
    Dividend       Seeks to provide reasonable current income and long-term growth of
     Growth        income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.
   Value-Added     Seeks to achieve a high level of total return on its assets
     Market        through a combination of capital appreciation and current income by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

      PORTFOLIO                                       INVESTMENT OBJECTIVE
       Growth          Seeks long-term growth of capital by investing primarily in common stocks and
   (formerly Core      securities convertible into common stocks issued by domestic and foreign
       Equity)         companies.
   American Value      Seeks long-term capital growth consistent with an effort to reduce volatility by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be undervalued in the marketplace.
       Mid-Cap         Seeks long-term capital appreciation by investing primarily in equity securities
       Growth          of mid-cap companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).
    Global Equity      Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies and governments and international organizations.
     Developing        Seeks long-term capital growth by investing primarily in common stocks of smaller
       Growth          and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.
      Emerging         Seeks long-term capital appreciation by investing primarily in equity securities
       Markets         of companies in emerging market countries. The Portfolio may invest up to 35% of its total assets in high risk fixed income securities that are rated below investment grade or are unrated.

* On February 26, 1998, shareholders approved a change in the investment objective.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., or (in the case of Growth) by Morgan Stanley Dean Witter Investment Management Inc. ("MSDWIM"), or (in the case of North American Government Securities and Emerging Markets) by TCW Funds Management Inc. ("TCW"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Money Market Portfolio amortizes premiums and accretes discounts over the life of the respective securities; gains and losses realized upon the sale of securities are based on amortized cost. For all other Portfolios, discounts are accreted over the life of the respective securities.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $96,000 ($8,000 for each respective Portfolio, excluding Mid-Cap Growth) which have been reimbursed for the full amount thereof, exclusive of amounts waived of approximately $22,000 ($1,833 for each respective Portfolio, excluding Mid-Cap Growth). Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

H. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolio's net assets determined at the close of each business day:

                                          ANNUAL                                             ANNUAL
PORTFOLIO                                  RATE    PORTFOLIO                                  RATE
----------------------------------------  ------   ----------------------------------------  ------
Money Market............................  0.50 %   Growth .................................  0.80*%
North American Government Securities....  0.65     American Value .........................  0.625
Diversified Income......................  0.40     Mid-Cap Growth .........................  0.75
Balanced Growth.........................  0.60*    Global Equity ..........................  1.00
Utilities...............................  0.65     Developing Growth ......................  0.50
Dividend Growth.........................   **      Emerging Markets .......................  1.25
Value-Added Market......................  0.50

----------------

 * Effective March 2, 1998, the Agreement was amended to reduce the annual rate from 0.75% of daily net assets to 0.60% of daily net assets for Balanced Growth, and from 0.85% of daily net assets to 0.80% of daily net assets for Growth.
** Effective May 1, 1998, the Agreement was amended to reduce the annual rate from 0.625% of the daily net assets to 0.625% to the portion of the daily net assets not exceeding $500 million and 0.50% of the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space,

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between MSDWIM and the Investment Manager and TCW and the Investment Manager, MSDWIM provides Growth and TCW provides North American Government Securities and Emerging Markets with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays MSDWIM and TCW monthly compensation equal to 40% of its monthly compensation. Prior to March 2, 1998 TCW acted as sub-advisor to both Growth and Balanced Growth. As compensation for its services under the Sub-Advisory Agreements, the Investment Manager paid TCW 40% of its monthly compensation.

The Investment Manager has undertaken to reimburse all operating expenses and waive the compensation provided for in its Investment Management Agreement with Mid-Cap Growth until such time as the Portfolio has $50 million of net assets or April 30, 1999, whichever comes first. At December 31, 1998, included in the Statements of Assets and Liabilities is a receivable from an affiliate which represents expense reimbursements due to the Portfolio.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the year ended December 31, 1998 were as follows:

                                               U.S.GOVERNMENT SECURITIES                    OTHER
                                            -------------------------------    --------------------------------
                                             PURCHASES     SALES/MATURITIES     PURCHASES      SALES/MATURITIES
                                            -----------    ----------------    ------------    ----------------
Money Market............................    $45,946,262    $ 17,245,691        $635,319,250    $631,626,126
North American Government Securities....     2,074,196        2,444,328            --               --
Diversified Income......................    37,570,032       28,527,638         76,562,274       54,786,647
Balanced Growth.........................    24,098,714        8,720,034         83,119,366       70,967,243
Utilities...............................        --              --              34,209,085       11,721,729
Dividend Growth.........................        --              --             353,914,246      240,342,099
Value-Added Market......................        --               39,356         40,264,892       21,785,906
Growth..................................        --              --             105,026,135       97,743,598
American Value..........................    101,801,772     121,461,966        849,346,644      765,458,947
Mid-Cap Growth..........................        --              --              81,539,991       71,945,319
Global Equity...........................       750,103          774,612         93,916,522       83,752,467
Developing Growth.......................     4,441,633        2,558,068        137,043,763      137,285,921
Emerging Markets........................        --              --              18,007,796       19,525,507

Included in the aforementioned sales of portfolio securities of Value-Added Market are sales of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $96,695, as well as a realized gain of $66,835.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

For the year ended December 31, 1998, the following Portfolios incurred brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, for executed portfolio transactions:

  BALANCED                   DIVIDEND      AMERICAN       MID-CAP      GLOBAL       DEVELOPING
   GROWTH       UTILITIES     GROWTH         VALUE        GROWTH       EQUITY         GROWTH
-------------  -----------  -----------  -------------  -----------  -----------  ---------------
  $  31,211     $  15,178    $ 112,033     $  92,265     $  12,282    $  13,946      $  25,879
-------------  -----------  -----------  -------------  -----------  -----------       -------
-------------  -----------  -----------  -------------  -----------  -----------       -------

Included at December 31, 1998 in the payable for investments purchased and receivable for investments sold were $44,204 and $901,317, respectively, for Mid-Cap Growth and $7,360,083 and $468,144, respectively, for American Value for unsettled trades with DWR. Included at December 31, 1998 in the payable for investments purchased was $4,324,890 for Dividend Growth, for unsettled trades with DWR.

For the year ended December 31, 1998, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for executed portfolio transactions:

  BALANCED                     DIVIDEND                      AMERICAN      MID-CAP      GLOBAL       DEVELOPING       EMERGING
   GROWTH        UTILITIES      GROWTH         GROWTH          VALUE       GROWTH       EQUITY         GROWTH          MARKETS
-------------  -------------  -----------  ---------------  -----------  -----------  -----------  ---------------  -------------
  $   7,785      $     250     $  80,317      $      45      $ 185,891    $   9,208    $   9,579      $  10,445       $   2,855
     ------          -----    -----------           ---     -----------  -----------  -----------       -------          ------
     ------          -----    -----------           ---     -----------  -----------  -----------       -------          ------

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

4. FEDERAL INCOME TAX STATUS

At December 31, 1998, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                                        (AMOUNTS IN THOUSANDS)
                             AVAILABLE THROUGH                               --------------------------------------------
                               DECEMBER 31,                                    2004       2005       2006        TOTAL
---------------------------------------------------------------------------  ---------  ---------  ---------  -----------
North American Government Securities                                         $       5  $       2     --       $       7
Diversified Income                                                              --         --            164         164
Mid-Cap Growth                                                                  --         --      $   2,388       2,388
Global Equity                                                                   --         --          3,935       3,935
Developing Growth                                                               --         --          1,207       1,207
Emerging Markets                                                                --         --          4,785       4,785

During the year ended December 31, 1998, the North American Government Securities Portfolio utilized approximately $3,000 of its net capital loss carryover.

Net capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1998: Capital: North American Government Securities -- $2,000; Utilities -- $130,000; Growth -- $956,000; Global Equity -- $426,000; Emerging Markets -- $290,000; Currency: Diversified Income $280,000; American Value $8,000.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1998, CONTINUED

At December 31, 1998, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                              TEMPORARY DIFFERENCES      PERMANENT DIFFERENCES
                                          -----------------------------  ----------------------
                                          POST-OCTOBER  LOSS DEFERRALS      FOREIGN CURRENCY
                                             LOSSES     FROM WASH SALES       GAINS/LOSSES
                                          ------------  ---------------  ----------------------
North American Government Securities....      -
Diversified Income......................      -              -                   -
Balanced Growth.........................                     -
Utilities...............................      -
Dividend Growth.........................                     -
Value-Added.............................                     -
Growth..................................      -              -
American Value..........................      -              -
Mid-Cap Growth..........................                     -
Global Equity...........................      -              -                   -
Developing Growth.......................                     -
Emerging Markets........................      -              -                   -

Additionally, Diversified Income had temporary differences attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts. Mid-Cap Growth and Global Equity had permanent differences attributable to tax adjustments on passive foreign investment companies sold by the Portfolios and American Value had permanent differences attributable to tax equalization debits.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                           ACCUMULATED     ACCUMULATED
                                          UNDISTRIBUTED   UNDISTRIBUTED
                                               NET        NET REALIZED       PAID-IN
                                           INVESTMENT      GAIN (LOSS)       CAPITAL
                                          -------------   -------------   -------------
Diversified Income......................  $    (92,128)   $     92,128         --
American Value..........................           (40)     (4,133,929)   $   4,133,969
Mid-Cap Growth..........................         1,188          (1,188)        --
Global Equity...........................        71,126         (69,366)          (1,760)
Emerging Markets........................       (67,889)         67,889         --

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Some of the Portfolios may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 1998, American Value and Diversified Income had outstanding forward contracts.

At December 31, 1998, Emerging Markets' cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Portfolio's custodian.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                NET ASSET
                  VALUE       NET       NET REALIZED   TOTAL FROM                  DISTRIBUTIONS  TOTAL DIVIDENDS
  YEAR ENDED    BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO        TO              AND
  DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS   SHAREHOLDERS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET
1994 (a)        $    1.00    $ 0.01        --            $ 0.01        $(0.01)        --             $(0.01)
1995                 1.00      0.06        --              0.06         (0.06)        --              (0.06)
1996                 1.00      0.05        --              0.05         (0.05)        --              (0.05)
1997                 1.00      0.05        --              0.05         (0.05)        --              (0.05)
1998                 1.00      0.05        --              0.05         (0.05)        --              (0.05)
NORTH AMERICAN GOVERNMENT SECURITIES
1994 (a)            10.00      0.06        --              0.06         (0.02)        --              (0.02)
1995                10.04      0.53        $ 0.11          0.64         (0.50)        --              (0.50)
1996                10.18      0.52         (0.09)         0.43         (0.52)        --              (0.52)
1997                10.09      0.48          0.09          0.57         (0.49)        --              (0.49)
1998                10.17      0.46         (0.03)         0.43         (0.45)        --              (0.45)
DIVERSIFIED INCOME
1994 (a)            10.00      0.08        --              0.08         (0.03)        --              (0.03)
1995                10.05      0.57          0.11          0.68         (0.51)        --              (0.51)
1996                10.22      0.80          0.13          0.93         (0.82)        $(0.01)         (0.83)
1997                10.32      0.80          0.02          0.82         (0.83)         (0.02)         (0.85)
1998                10.29      0.79         (0.37)         0.42         (0.77)         (0.01)         (0.78)
BALANCED GROWTH
1994 (a)            10.00      0.08         (0.02)         0.06         (0.02)        --              (0.02)
1995                10.04      0.40          1.85          2.25         (0.40)        --              (0.40)
1996                11.89      0.33          1.25          1.58         (0.33)         (0.07)         (0.40)
1997                13.07      0.29          2.01          2.30         (0.30)         (0.04)         (0.34)
1998                15.03      0.44          1.68          2.12         (0.43)         (0.34)         (0.77)
UTILITIES
1994 (a)            10.00      0.07        --              0.07         (0.03)        --              (0.03)
1995                10.04      0.45          2.30          2.75         (0.44)        --              (0.44)
1996                12.35      0.43          0.60          1.03         (0.43)         (0.01)         (0.44)
1997                12.94      0.39          2.96          3.35         (0.40)         (0.05)         (0.45)
1998                15.84      0.37          3.06          3.43         (0.37)         (0.19)         (0.56)
DIVIDEND GROWTH
1994 (a)            10.00      0.08         (0.09)        (0.01)        (0.02)        --              (0.02)
1995                 9.97      0.36          3.57          3.93         (0.36)        --              (0.36)
1996                13.54      0.34          2.94          3.28         (0.35)         (0.02)         (0.37)
1997                16.45      0.38          3.80          4.18         (0.38)         (0.68)         (1.06)
1998                19.57      0.39          3.38          3.77         (0.39)         (0.90)         (1.29)
VALUE-ADDED MARKET
1994 (a)            10.00      0.06         (0.14)        (0.08)        (0.02)        --              (0.02)
1995                 9.90      0.31          2.34          2.65         (0.31)        --              (0.31)
1996                12.24      0.23          1.93          2.16         (0.23)         (0.01)         (0.24)
1997                14.16      0.23          3.43          3.66         (0.23)         (0.03)         (0.26)
1998                17.56      0.22          1.90          2.12         (0.22)         (0.27)         (0.49)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       RATIOS TO AVERAGE NET       RATIOS TO AVERAGE NET
                                                              ASSETS                      ASSETS
                                                       (BEFORE EXPENSES WERE       (AFTER EXPENSES WERE
                                        NET ASSETS           ASSUMED)                    ASSUMED)
                NET ASSET                 END OF     -------------------------   -------------------------   PORTFOLIO
  YEAR ENDED    VALUE END    TOTAL        PERIOD                NET INVESTMENT              NET INVESTMENT   TURNOVER
  DECEMBER 31   OF PERIOD   RETURN+      (000'S)     EXPENSES   INCOME (LOSS)    EXPENSES   INCOME (LOSS)      RATE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET
1994 (a)         $  1.00      0.76%(1)   $ 1,234      2.50%*(2)        3.33%*(2)  --              5.83%(2)      N/A
1995                1.00      6.10        42,089      0.81             5.11       --              5.92          N/A
1996                1.00      5.07        87,002      0.59             4.94       0.57%           4.96          N/A
1997                1.00      5.21        84,045      0.55             5.08       0.55            5.08          N/A
1998                1.00      5.16       120,185      0.55             5.02       0.55            5.02          N/A
NORTH AMERICAN
GOVERNMENT
SECURITIES
1994 (a)           10.04      0.61(1)        122      2.50*(2)         1.78*(2)   --              4.28(2)      --
1995               10.18      6.40         1,288      2.50*            3.24*      --              5.74           18%
1996               10.09      4.35         4,172      1.45             4.55       0.50            5.50           48
1997               10.17      5.91         5,091      1.26             4.75       1.26            4.75           27
1998               10.15      4.28         8,389      1.15             4.52       1.15            4.52           51
DIVERSIFIED
INCOME
1994 (a)           10.05      0.76(1)        402      2.50*(2)         3.08*(2)   --              5.58(2)      --
1995               10.22      6.96         8,972      1.33             5.95       --              7.28           33
1996               10.32      9.54        32,119      0.71             8.26       0.50            8.47           69
1997               10.29      8.32        62,287      0.55             8.09       0.55            8.09          110
1998                9.93      4.22        93,991      0.49             7.92       0.49            7.92          111
BALANCED GROWTH
1994 (a)           10.04      0.60(1)        796      2.50*(2)         2.90*(2)   --              5.40(2)      --
1995               11.89     22.86        16,311      1.39             2.45       --              3.84           99
1996               13.07     13.54        38,893      0.90             2.35       0.50            2.75           88
1997               15.03     17.87        71,323      0.86             2.13       0.86            2.13           64
1998               16.38     14.41       107,852      0.71             2.87       0.71            2.87           93
UTILITIES
1994 (a)           10.04      0.65(1)        498      2.50*(2)         2.79*(2)   --              5.29(2)      --
1995               12.35     28.05        17,959      1.43             3.01       --              4.44            3
1996               12.94      8.48        35,686      0.80             3.16       0.50            3.46           15
1997               15.84     26.45        50,766      0.76             2.83       0.76            2.83           34
1998               18.71     22.23        85,683      0.71             2.21       0.71            2.21           19
DIVIDEND GROWTH
1994 (a)            9.97     (0.05) (1)    1,378      2.50*(2)         3.28*(2)   --              5.78(2)      --
1995               13.54     40.13        78,694      0.83             2.80       --              3.63            4
1996               16.45     24.49       258,101      0.67             2.44       0.67            2.44           39
1997               19.57     26.12       518,419      0.65             2.11       0.65            2.11           26
1998               22.05     19.73       723,285      0.63             1.87       0.63            1.87           39
VALUE-ADDED
MARKET
1994 (a)            9.90     (0.76) (1)      349      2.50*(2)         1.25*(2)   --              3.75(2)      --
1995               12.24     27.14        23,970      1.46             1.64       --              3.10            4
1996               14.16     17.78        73,516      0.64             1.69       0.56            1.77            4
1997               17.56     26.12       141,316      0.58             1.49       0.58            1.49            8
1998               19.19     12.19       174,824      0.55             1.20       0.55            1.20           14

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                NET ASSET
                  VALUE       NET       NET REALIZED   TOTAL FROM                  DISTRIBUTIONS  TOTAL DIVIDENDS
  YEAR ENDED    BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT   DIVIDENDS TO        TO              AND
  DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS   SHAREHOLDERS   SHAREHOLDERS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
GROWTH
1994 (a)        $   10.00    $ 0.07        --            $ 0.07        $(0.02)        --             $(0.02)
1995                10.05      0.26        $ 1.05          1.31         (0.29)        --              (0.29)
1996                11.07      0.08          2.52          2.60         (0.08)        $(0.04)         (0.12)
1997                13.55      0.09          3.09          3.18         (0.10)         (0.07)         (0.17)
1998                16.56      0.00          2.16          2.16          0.00          (0.49)         (0.49)
AMERICAN VALUE
1994 (a)            10.00      0.06          0.01          0.07         (0.02)        --              (0.02)
1995                10.05      0.21          3.66          3.87         (0.21)        --              (0.21)
1996                13.71      0.08          1.68          1.76         (0.10)         (0.07)         (0.17)
1997                15.30      0.07          4.73          4.80         (0.06)         (0.35)         (0.41)
1998                19.69      0.13          5.57          5.70         (0.14)         (1.94)         (2.08)
MID-CAP GROWTH
1997 (b)            10.00      0.18          1.39          1.57         (0.17)        --              (0.17)
1998                11.40      0.06          0.57          0.63         (0.07)         (0.10)         (0.17)
GLOBAL EQUITY
1994 (a)            10.00      0.07         (0.10)        (0.03)        (0.03)        --              (0.03)
1995                 9.94      0.29          1.05          1.34         (0.29)        --              (0.29)
1996                10.99      0.15          1.10          1.25         (0.17)         (0.01)         (0.18)
1997                12.06      0.12          0.92          1.04         (0.11)         (0.02)         (0.13)
1998                12.97      0.14          1.81          1.95         (0.18)         (0.05)         (0.23)
DEVELOPING GROWTH
1994 (a)            10.00      0.08          0.08          0.16         (0.03)        --              (0.03)
1995                10.13      0.24          4.88          5.12         (0.25)        --              (0.25)
1996                15.00      0.02          1.92          1.94         (0.04)++       (0.02)         (0.06)
1997                16.88      0.05          2.27          2.32         (0.04)        --              (0.04)
1998                19.16      0.03          1.69          1.72         (0.04)         (0.03)         (0.07)
EMERGING MARKETS
1994 (a)            10.00      0.06        --              0.06         (0.02)        --              (0.02)
1995                10.04      0.29         (0.33)        (0.04)        (0.31)        --              (0.31)
1996                 9.69      0.16          1.51          1.67         (0.16)        --              (0.16)
1997                11.20      0.06          0.11          0.17         (0.06)        --              (0.06)
1998                11.31      0.07         (3.33)        (3.26)        (0.11)+++      (0.03)         (0.14)

---------------------
   (a)     For the period November 9, 1994 (commencement of operations) through December 31, 1994.
   (b)     For the period January 21, 1997 (commencement of operations) through December 31, 1997.
    +      Calculated based on the net asset value as of the last business day of the period.
   ++      Includes distributions from paid-in-capital of $0.01.
   +++     Includes distributions from paid-in-capital of $0.04.
    *      After application of the Fund's expense limitation.
   (1)     Not annualized.
   (2)     Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       RATIOS TO AVERAGE NET       RATIOS TO AVERAGE NET
                                                              ASSETS                      ASSETS
                                                       (BEFORE EXPENSES WERE       (AFTER EXPENSES WERE
                                        NET ASSETS           ASSUMED)                    ASSUMED)
                NET ASSET                 END OF     -------------------------   -------------------------   PORTFOLIO
  YEAR ENDED    VALUE END    TOTAL        PERIOD                NET INVESTMENT              NET INVESTMENT   TURNOVER
  DECEMBER 31   OF PERIOD   RETURN+      (000'S)     EXPENSES   INCOME (LOSS)    EXPENSES   INCOME (LOSS)      RATE
----------------------------------------------------------------------------------------------------------------------
GROWTH
1994 (a)         $ 10.05      0.67%(1)   $   316      2.50%*(2)        2.32%*(2)  --              4.82%(2)     --
1995               11.07     13.29         3,956      2.50*           (0.64) *    --              1.86           39%
1996               13.55     23.56        18,215      1.22            (0.03)      0.50%           0.69           47
1997               16.56     23.07        40,311      1.01             0.13       1.01            0.13           55
1998               18.23     13.22        53,504      1.06             0.01       1.06            0.01          223
AMERICAN VALUE
1994 (a)           10.05      0.69(1)        823      2.50*(2)         1.60*(2)   --              4.10(2)        10(1)
1995               13.71     38.95        38,235      0.96             1.11       --              2.07          174
1996               15.30     12.95       120,904      0.71             0.52       0.69            0.54          232
1997               19.69     31.93       230,014      0.68             0.42       0.68            0.42          262
1998               23.31     30.78       371,633      0.66             0.62       0.66            0.62          325
MID-CAP GROWTH
1997 (b)           11.40     15.84(1)     19,236      1.12(2)          0.65(2)    --              1.77(2)       104(1)
1998               11.86      5.67        28,198      0.98            (0.40)      --              0.58          323
GLOBAL EQUITY
1994 (a)            9.94     (0.30) (1)    1,194      2.50*(2)         2.20*(2)   --              4.70(2)      --
1995               10.99     13.76        17,074      1.69             1.09       --              2.78           74
1996               12.06     11.43        59,246      1.25             0.69       0.72            1.22           62
1997               12.97      8.66       102,229      1.13             0.91       1.13            0.91           87
1998               14.69     15.11       125,522      1.10             1.01       1.10            1.01           80
DEVELOPING
GROWTH
1994 (a)           10.13      1.58(1)        380      2.50*(2)         2.31*(2)   --              4.81(2)         3(1)
1995               15.00     51.26        17,412      1.24             0.86       --              2.10           80
1996               16.88     12.95        61,120      0.68            (0.04)      0.58            0.06          146
1997               19.16     13.77        82,690      0.60             0.26       0.60            0.26          149
1998               20.81      9.04        81,625      0.59             0.19       0.59            0.19          193
EMERGING
MARKETS
1994 (a)           10.04      0.57(1)        448      2.50*(2)         2.22*(2)   --              4.72(2)      --
1995                9.69     (0.57)        4,092      2.50*            0.18*      --              2.68           36
1996               11.20     17.69        17,240      2.02            (0.10)      0.50            1.42           46
1997               11.31      1.27        23,815      1.71             0.49       1.71            0.49           91
1998                7.91    (29.03)       13,272      1.73             0.72       1.73            0.72          116

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, North American Government Securities Portfolio, Diversified Income Portfolio, Balanced Growth Portfolio (formerly Balanced Portfolio), Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio (formerly Core Equity Portfolio), American Value Portfolio, Mid-Cap Growth Portfolio, Global Equity Portfolio, Developing Growth Portfolio and Emerging Markets Portfolio (constituting Morgan Stanley Dean Witter Select Dimensions Investment Series, formerly Dean Witter Select Dimensions Investment Series, hereafter referred to as the "Fund") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 10, 1999